HARTFORD SERIES FUND, INC.,
on behalf of
American Funds Asset Allocation HLS Fund
American Funds Blue Chip Income and Growth HLS Fund
American Funds Bond HLS Fund
American Funds Global Bond HLS Fund
American Funds Global Growth HLS Fund
American Funds Global Growth and Income HLS Fund
American Funds Global Small Capitalization HLS Fund
American Funds Growth HLS Fund
American Funds Growth-Income HLS Fund
American Funds International HLS Fund
American Funds New World HLS Fund
(collectively, the "American Funds HLS Funds")

July 31, 2014

Dear American Funds HLS Fund Participant:

You are cordially invited to attend a Special Meeting (the "Meeting") of Hartford Series Fund, Inc. The Meeting will take place on September 15, 2014 at 10:00 a.m. Eastern Time at the offices of Hartford Funds Management Company, LLC, 5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087.

At the Meeting, shareholders of the American Funds HLS Funds will be asked to vote on the matters listed in the attached Notice of Special Meeting of Shareholders that are applicable to those shareholders. As explained in the enclosed Proxy Statement/Prospectus, the purpose of the Meeting is (i) to vote on the proposed Agreement and Plan of Reorganization (the "Reorganization Plan") pursuant to which each American Funds HLS Fund will be reorganized into a corresponding series of HIMCO Variable Insurance Trust, a newly-organized open-end management investment company; and (ii) to transact such other business as may properly come before the Meeting, or any adjournment(s) or postponement(s) thereof.

We request that you complete each enclosed voting instruction card or proxy card for the upcoming Meeting that is applicable to you. The Board of Directors of Hartford Series Fund, Inc. has reviewed and approved the proposals and recommends that you vote FOR the proposal(s). The Proxy Statement/Prospectus provides more information on the Reorganization Plan. Please read it carefully and return your completed voting instruction card or proxy card in the enclosed, addressed, postage-paid envelope; or take advantage of the telephonic or internet voting procedures described in the Proxy Statement/Prospectus. YOUR VOTE IS IMPORTANT. If we do not hear from you after a reasonable period of time, you may receive a telephone call from a representative of The Hartford Financial Services Group, Inc. reminding you to vote your shares.

Sincerely,

James E. Davey
President and Chief Executive Officer

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

A Special Meeting of Shareholders (the "Meeting") of the series of Hartford Series Fund, Inc. identified below will take place on September 15, 2014 at 10:00 a.m. Eastern Time at the offices of Hartford Funds Management Company, LLC, 5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087.

At the Meeting, shareholders of each of American Funds Asset Allocation HLS Fund, American Funds Blue Chip Income and Growth HLS Fund, American Funds Bond HLS Fund, American Funds Global Bond HLS Fund, American Funds Global Growth HLS Fund, American Funds Global Growth and Income HLS Fund, American Funds Global Small Capitalization HLS Fund, American Funds Growth HLS Fund, American Funds Growth-Income HLS Fund, American Funds International HLS Fund and American Funds New World HLS Fund (each an "American Funds HLS Fund," and collectively, the "American Funds HLS Funds") will be asked to consider a proposal to reorganize the American Funds HLS Fund into a corresponding series (each a "HIMCO VIT American Fund") of HIMCO Variable Insurance Trust, a newly-organized open-end management investment company. The purposes of the Meeting are:

1.  To approve an Agreement and Plan of Reorganization (the "Reorganization Plan") between each American Funds HLS Fund identified below and the corresponding HIMCO VIT American Fund identified below providing for the acquisition of all of the assets and liabilities of the American Funds HLS Fund by its corresponding HIMCO VIT American Fund solely in exchange for shares of that HIMCO VIT American Fund, followed by the distribution on a pro rata basis of the HIMCO VIT American Fund's shares to current shareholders of the American Funds HLS Fund and the complete liquidation of the American Funds HLS Fund; and

2.  To transact such other business as may properly come before the Meeting, or any adjournment(s) or postponement(s) thereof.

Shareholders of each American Funds HLS Fund will vote separately on the proposal, and votes will count only toward the Reorganization Plan as it relates to the American Funds HLS Fund in which the shareholder owns shares.

The below table summarizes the separate funds involved in the proposed Reorganizations.

Acquired Fund (American Funds HLS Fund)	Acquiring Fund (HIMCO VIT American Fund)
American Funds Asset Allocation HLS Fund	HIMCO VIT American Funds Asset Allocation Fund
American Funds Blue Chip Income and Growth HLS Fund	HIMCO VIT American Funds Blue Chip Income and Growth Fund
American Funds Bond HLS Fund	HIMCO VIT American Funds Bond Fund

Acquired Fund (American Funds HLS Fund)	Acquiring Fund (HIMCO VIT American Fund)
American Funds Global Bond HLS Fund	HIMCO VIT American Funds Global Bond Fund
American Funds Global Growth HLS Fund	HIMCO VIT American Funds Global Growth Fund
American Funds Global Growth and Income HLS Fund	HIMCO VIT American Funds Global Growth and Income Fund
American Funds Global Small Capitalization HLS Fund	HIMCO VIT American Funds Global Small Capitalization Fund
American Funds Growth HLS Fund	HIMCO VIT American Funds Growth Fund
American Funds Growth-Income HLS Fund	HIMCO VIT American Funds Growth-Income Fund
American Funds International HLS Fund	HIMCO VIT American Funds International Fund
American Funds New World HLS Fund	HIMCO VIT American Funds New World Fund

The Board of Directors of Hartford Series Fund, Inc. recommends that you vote FOR the proposal(s) applicable to the American Funds HLS Fund(s) in which you hold shares. Shareholders of record of the American Funds HLS Funds on June 24, 2014 (the "Record Date") are entitled to notice of and to vote at the Meeting.

The American Funds HLS Funds issue and sell their shares to variable annuity and variable life insurance separate accounts of Hartford Life and their affiliates (the "Accounts"). The Accounts hold shares of the American Funds HLS Funds, and although Hartford Life and its affiliates are the owners of the assets held in the Accounts, the underlying owners of the variable contracts ("Contract Owners") may be indirect participants in the American Funds HLS Funds. Shares held by the Accounts are generally voted in accordance with instructions received from those Contract Owners (or annuitants or beneficiaries thereunder) having a voting interest in that Account. As such, in addition to the shareholders of the American Funds HLS Funds, this Notice is being delivered to those Contracts Owners so that they may instruct the insurance companies how to vote the shares of the relevant American Funds HLS Funds that underlie their contracts.

Please read the enclosed Proxy Statement/Prospectus carefully for information concerning the proposal to be placed before the Meeting or any adjournments or postponements thereof. Additional matters would include only matters that were not anticipated as of the date of the enclosed Proxy Statement.

YOUR VOTE IS IMPORTANT. WHETHER OR NOT YOU EXPECT TO BE PRESENT AT THE MEETING, PLEASE FILL IN, SIGN, DATE, AND MAIL THE ENCLOSED VOTING INSTRUCTION CARD OR PROXY CARD AS PROMPTLY AS POSSIBLE, OR TAKE ADVANTAGE OF THE TELEPHONIC OR INTERNET VOTING PROCEDURES DESCRIBED IN THE PROXY STATEMENT, IN ORDER TO SAVE ANY FURTHER SOLICITATION EXPENSE. AN ADDRESSED, POSTAGE-PAID ENVELOPE IS ENCLOSED.

By Order of the Board of Directors,

  Edward P. Macdonald
  Secretary

July 31, 2014

COMBINED PROXY STATEMENT/PROSPECTUS

July 31, 2014

PROXY STATEMENT FOR:	PROSPECTUS FOR:
HARTFORD SERIES FUND, INC. (with respect to its separate series referred to as the American Funds HLS Funds)	HIMCO VARIABLE INSURANCE TRUST (with respect to its separate series referred to as the HIMCO VIT American Funds)
5 Radnor Corporate Center, Suite 300 100 Matsonford Road, Radnor Pennsylvania 19087 (610) 386-4068	One Hartford Plaza Hartford, Connecticut 06115 (860) 297-6700

This Proxy Statement/Prospectus sets forth information about the HIMCO VIT American Funds Asset Allocation Fund, HIMCO VIT American Funds Blue Chip Income and Growth Fund, HIMCO VIT American Funds Bond Fund, HIMCO VIT American Funds Global Bond Fund, HIMCO VIT American Funds Global Growth Fund, HIMCO VIT American Funds Global Growth and Income Fund, HIMCO VIT American Funds Global Small Capitalization Fund, HIMCO VIT American Funds Growth Fund, HIMCO VIT American Funds Growth-Income Fund, HIMCO VIT American Funds International Fund, and HIMCO VIT American Funds New World Fund (collectively, the "HIMCO VIT American Funds") that an investor needs to know before investing. Please read this Proxy Statement/Prospectus carefully before investing and keep it for future reference.

The date of this Proxy Statement/Prospectus, and the date of the accompanying Combined Statement of Additional Information, is July 31, 2014.

This Proxy/Statement Prospectus describes the proposed reorganization of the American Funds HLS Funds into corresponding HIMCO VIT American Funds. Each fund is a series of an investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended.

THE SECURITIES AND EXCHANGE COMMISSION AND THE COMMODITY FUTURES TRADING COMMISSION HAVE NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Additional Information is Available. This Proxy Statement/Prospectus provides the information about the American Funds HLS Funds that Shareholders should know when evaluating the Reorganization. We suggest that you keep this Proxy Statement/Prospectus for your records and future reference. Each American Funds HLS Fund's current prospectus, the combined statement of additional information for the American Funds HLS Funds, and any applicable supplements, as well as the American Funds HLS Funds' most recent annual report to shareholders, are on file with the SEC (http://www.sec.gov), are available at no charge by calling 1-800-862-6668 and are available on the American Funds HLS Funds' website (www.hartfordfunds.com/hlsprospectus). Each American Funds HLS Fund's prospectus and the combined statement of additional information for the American Funds HLS Funds, each dated May 1, 2014, and any supplements thereto (File No. 333-45431), as well as the American Funds HLS Funds' most recent annual report to shareholders (File No. 333-45431), are incorporated by reference into this Proxy Statement/Prospectus. A combined statement of additional information for this Proxy Statement/Prospectus, dated July 31, 2014, which contains additional information about the HIMCO VIT American Funds, is on file with the SEC (http://www.sec.gov) and is available at no charge by calling 1-800-862-6668.

QUESTIONS AND ANSWERS ABOUT THE PROXY STATEMENT/PROSPECTUS

General Information About the Reorganizations

Q. 1.  Why am I receiving this Proxy Statement/Prospectus?

A. 1.  This combined proxy statement/prospectus, dated July 31, 2014 (the "Proxy Statement/Prospectus"), is being furnished to shareholders of American Funds Asset Allocation HLS Fund, American Funds Blue Chip Income and Growth HLS Fund, American Funds Bond HLS Fund, American Funds Global Bond HLS Fund, American Funds Global Growth HLS Fund, American Funds Global Growth and Income HLS Fund, American Funds Global Small Capitalization HLS Fund, American Funds Growth HLS Fund, American Funds Growth-Income HLS Fund, American Funds International HLS Fund and American Funds New World HLS Fund (collectively, the "American Funds HLS Funds") in connection with the solicitation by, and on behalf of, the Board of Directors (the "Board") of Hartford Series Fund, Inc. (the "Company") of proxies to be used at the Special Meeting of Shareholders to be held at the offices of Hartford Funds Management Company, LLC, 5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania, on September 15, 2014, at 10:00 a.m. (Eastern time). Such meeting and any postponement or adjournment thereof is referred to as the "Meeting." This Proxy Statement/Prospectus is being mailed to shareholders of the American Funds HLS Funds on or about July 31, 2014.

The purpose of this Proxy Statement/Prospectus is to obtain shareholder approval to reorganize each of the American Funds HLS Funds into a corresponding series of HIMCO Variable Insurance Trust (the "Trust"), a newly-organized open-end management investment company. This Proxy Statement/Prospectus contains information you should know before voting on the proposed Reorganization Plan. Each reorganization as described in the Agreement and Plan of Reorganization ("Reorganization Plan") involves the following steps: (i) the transfer of all of the assets and liabilities of an American Funds HLS Fund in exchange for shares of the corresponding HIMCO VIT American Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of the American Funds HLS Fund; and (ii) the distribution of such shares on a pro rata basis to the shareholders of the American Funds HLS Fund and the liquidation and dissolution of the American Funds HLS Fund (each a "Reorganization" and collectively, the "Reorganizations"). A Form of Reorganization Plan is attached to this Proxy Statement/Prospectus as Appendix A. Shareholders should read this entire Proxy Statement/Prospectus, including the appendix, carefully.

Q. 2.  Why did the Board recommend the Reorganizations?

A. 2.  In recommending each Reorganization, the Board considered, among other things, the potential impact of the Reorganization on the shareholders of the American Funds HLS Funds and a variety of related factors, including, among others, (1) that each Reorganization should provide greater opportunity to improve net flows and benefit from economies of scale; (2) that each American Funds HLS Fund and its corresponding HIMCO VIT American Fund share the same investment objectives, investment policies and investment restrictions; (3) the fact that the management fee schedule of each HIMCO VIT American Fund is the same as the management fee schedule of the corresponding American Funds HLS Fund; (4) the fact that, although expenses are expected to increase as a result of the

Reorganization, shareholders are not expected to experience any increase in expenses until at least April 30, 2016 due to an expense limitation arrangement, and the greater opportunity to improve net flows may in the future reduce the impact of the increase in expenses; (5) the terms and conditions of the Reorganization Plan, including provisions intended to avoid any dilution of shareholder interests; (6) the costs to the American Funds HLS Funds of each Reorganization; (7) the fact that each Reorganization is intended to qualify as a tax-free reorganization under federal tax laws; and (8) possible alternatives to each Reorganization, including liquidation.

After careful consideration, the Board determined that the Reorganizations are in the best interests of the American Funds HLS Funds and their shareholders and that the interests of existing shareholders of the American Funds HLS Funds will not be diluted as a result of the Reorganizations.

Q. 3.  How do the HIMCO VIT American Funds differ from the American Funds HLS Funds?

A. 3.  Whereas each of the American Funds HLS Funds is a series of the Company, a Maryland corporation, each HIMCO VIT American Fund is a series of the Trust, a Delaware statutory trust. The members of the Trust's Board of Trustees differ from the members of the Company's Board of Directors, and the HIMCO VIT American Funds also have a different investment adviser. However, each of the HIMCO VIT American Funds will continue to invest all of its assets in the same series of American Funds Insurance Series® as part of a master-feeder structure, so there will be no change in the personnel providing portfolio management services. Each of the American Funds HLS Funds and the HIMCO VIT American Funds are registered as open-end management investment companies, and there will be no difference in the investment management fees borne by shareholders of each HIMCO VIT American Fund from those currently borne by shareholders of the corresponding American Funds HLS Fund.

Q. 4.  Will the HIMCO VIT American Funds have the same service providers?

A. 4.  No. In addition to the change in investment adviser described above, the HIMCO VIT American Funds will have different service providers, including a different custodian, a different underwriter, a different auditor, and a different entity providing administrative, transfer agency and fund accounting services. Although the expenses related to certain service providers are expected to increase as a result of the Reorganizations, shareholders are not expected to experience any increase in expenses through at least April 30, 2016 due to an expense limitation arrangement. Please see the Proxy Statement/Prospectus for more information.

Q. 5.  How does the Board suggest that I vote?

A. 5.  After careful consideration, the Board recommends that you vote in favor of the Reorganization.

Q. 6.  Who is eligible to vote?

A. 6.  Shareholders of record of the American Funds HLS Funds on the Record Date are receiving this Proxy Statement/Prospectus and are eligible to vote on those proposals relating to those American Funds HLS Funds for which each shareholder holds shares.

Q. 7.  When should I vote?

A. 7.  Please vote as soon as possible. You may submit your vote at any time before the date of the shareholder meeting. Representatives of The Hartford Financial Services Group, Inc. ("The Hartford") may be contacting you to urge you to vote on this important matter.

Q. 8.  Where can I obtain additional information about this Proxy Statement/Prospectus?

A. 8.  For information about voting, please call toll free 1-855-976-3324. To view a copy of the Proxy Statement/Prospectus, please go to www.proxyvote.com and enter your 12-digit control number.

Q. 9.  Who would bear the costs of the Reorganizations?

A. 9.  The costs relating to the Reorganizations will be borne solely by Hartford Investment Management Company, the investment adviser to the HIMCO VIT American Funds, or its affiliates. No such costs shall be borne by the American Funds HLS Funds or the HIMCO VIT American Funds, except for any brokerage fees and brokerage-related expenses that may be incurred in connection with the Reorganizations.

Q. 10.  When would the Reorganizations occur?

A. 10.  If approved at the Meeting, the Reorganizations are scheduled to occur on or about October 20, 2014, but may occur on such earlier or later date as the parties agree in writing (the "Closing Date").

Q. 11.  How would the Reorganizations affect me as a shareholder?

A. 11.  Upon the Closing Date, each shareholder of an American Funds HLS Fund would become a shareholder of the corresponding HIMCO VIT American Fund. Specifically, shareholders of Class IB shares of each American Funds HLS Fund would receive Class IB shares of the corresponding HIMCO VIT American Fund that are equal in value to the shares of the American Funds HLS Fund held by the shareholder as of 4:00 p.m. on the business day immediately preceding the Closing Date.

Q. 12.  What happens if the Reorganizations are not approved?

A. 12.  The completion of the Reorganization relating to an American Funds HLS Fund is not contingent upon the completion of the Reorganization relating to any other Fund. If the required approval of shareholders is not obtained, the Meeting may be adjourned to a later date to permit further solicitation of proxies, as more fully described in this Proxy Statement/Prospectus. If the Reorganization is not approved, you will remain a shareholder of the applicable American Funds HLS Fund(s) and the Board will take such actions as it deems necessary or appropriate in the best interests of the American Funds HLS Funds' shareholders based on the facts and circumstances.

Q. 13.  If the Reorganization is approved, can I exchange or redeem my shares before the Reorganization takes place?

A. 13.  Please refer to your variable contract prospectus (or other disclosure document) for more information on exchange rights and redemption procedures.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROXY STATEMENT/PROSPECTUS AND IN THE MATERIALS EXPRESSLY INCORPORATED BY REFERENCE. IF ANY PERSON PROVIDES ANY OTHER REPRESENTATION OR INFORMATION, YOU SHOULD NOT RELY ON THOSE OTHER REPRESENTATIONS OR INFORMATION.

TABLE OF CONTENTS

SUMMARY OF THE REORGANIZATIONS	1
The Reorganizations	2
Comparison of American Funds HLS Funds and their HIMCO VIT American Fund Counterparts	4
FEES AND EXPENSES	9
Examples	20
Portfolio Turnover	22
REASONS FOR THE REORGANIZATIONS	23
Board Considerations and Benefits of the Reorganizations	23
INFORMATION ABOUT THE REORGANIZATIONS	25
The Reorganization Plan	25
Tax Considerations	26
Expenses of the Reorganizations	28
Accounting Survivor	28
CAPITALIZATION	28
INFORMATION REGARDING HIMCO VIT AMERICAN FUNDS' INVESTMENT OBJECTIVES, STRATEGIES AND PRINCIPAL RISKS	30
Asset Allocation HVIT Fund	30
Blue Chip HVIT Fund	31
Bond HVIT Fund	32
Global Bond HVIT Fund	33
Global Growth HVIT Fund	33
Global Growth and Income HVIT Fund	34
Global Small Capitalization HVIT Fund	35
Growth HVIT Fund	35
Growth-Income HVIT Fund	36
International HVIT Fund	36
New World HVIT Fund	36
MANAGEMENT AND PERFORMANCE OF THE HIMCO VIT AMERICAN FUNDS	38
Master/Feeder Mutual Fund Structure	38
The Investment Manager	39
The Investment Manager to the Master Funds	40
Performance	55
Performance Notes	62
COMPARISON OF THE HIMCO VIT AMERICAN FUNDS TO THE AMERICAN FUNDS HLS FUNDS	63
Form of Organization	63

GENERAL INFORMATION ABOUT THE HIMCO VIT AMERICAN FUNDS	66
Investment Manager, Transfer Agent, and Principal Underwriter	66
Independent Registered Public Accounting Firm	66
Shareholder Reports	66
Dividends and Distributions	67
Disclosure of Portfolio Holdings	67
Beneficial Owners	67
Purchase and Redemption of Fund Shares	67
Additional Compensation to Servicing Institutions, Insurance Companies and Other Persons ("Servicing Intermediaries")	69
Class IB Shares Distribution Plan	70
Distribution Plans of the Master Funds	72
Frequent Purchases and Redemptions of Fund Shares	72
Frequent Purchase and Redemption of Master Fund Shares	75
Determination of Net Asset Value	75
Variable Contract Owner Voting Rights	76
Performance Related Information	76
Master Fund Expenses	77
Additional Information about the Trust	77
TAXES	77
Federal Income Taxes	77
INFORMATION CONCERNING THE SPECIAL MEETING	78
Proxy Solicitation	78
Vote Required	78
The Meeting and Voting Mechanics	78
Revoking Proxies	80
Outstanding Shares	80
Shareholder Proposals	81
FINANCIAL HIGHLIGHTS FOR HIMCO VIT AMERICAN FUND	81
INDEX OF APPENDICES	90
APPENDIX A: Form of Agreement and Plan of Reorganization	A-1
APPENDIX B: 5% Beneficial Owners of Fund Shares as of June 24, 2014	B-1

HARTFORD SERIES FUND, INC.
(with respect to its separate series referred to as the American Funds HLS Funds)

AND

HIMCO VARIABLE INSURANCE TRUST
(with respect to its separate series referred to as the HIMCO VIT American Funds)

SUMMARY OF THE REORGANIZATIONS

The following is a summary of more complete information appearing later in this Proxy Statement/Prospectus or incorporated by reference herein. You should read carefully the entire Proxy Statement/Prospectus, including the form of the proposed Agreement and Plan of Reorganization (the "Reorganization Plan"), which is attached as Appendix A, because it contains details that are not in the summary.

If the Reorganizations are approved, each of the eleven separate series of Hartford Series Fund, Inc. (the "Company") that invests in a separate series of American Funds Insurance Series® (the "American Funds HLS Funds") will be reorganized into a corresponding series of HIMCO Variable Insurance Trust (the "Trust"), which will commence operations upon consummation of the Reorganizations. Each corresponding series of the Trust (the "HIMCO VIT American Funds") would continue to invest all of its assets in the same series of American Funds Insurance Series® (each such series, a "Master Fund," and collectively, the "Master Funds") as part of a master-feeder structure.

The below table summarizes the separate funds involved in the proposed Reorganizations, as well as the corresponding master fund for each.

Acquired Fund (series of the Company)	Acquiring Fund (series of the Trust)	Applicable Master Fund (series of American Funds Insurance Series®)
American Funds Asset Allocation HLS Fund ("Asset Allocation HLS Fund")	HIMCO VIT American Funds Asset Allocation Fund ("Asset Allocation HVIT Fund")	Asset Allocation FundSM ("Master Asset Allocation Fund")
American Funds Blue Chip Income and Growth HLS Fund ("Blue Chip HLS Fund")	HIMCO VIT American Funds Blue Chip Income and Growth Fund ("Blue Chip HVIT Fund")	Blue Chip Income and Growth FundSM ("Master Blue Chip Fund")
American Funds Bond HLS Fund ("Bond HLS Fund")	HIMCO VIT American Funds Bond Fund ("Bond HVIT Fund")	Bond FundSM ("Master Bond Fund")

Acquired Fund (series of the Company)	Acquiring Fund (series of the Trust)	Applicable Master Fund (series of American Funds Insurance Series®)
American Funds Global Bond HLS Fund ("Global Bond HLS Fund")	HIMCO VIT American Funds Global Bond Fund ("Global Bond HVIT Fund")	Global Bond FundSM ("Master Global Bond Fund")
American Funds Global Growth HLS Fund ("Global Growth HLS Fund")	HIMCO VIT American Funds Global Growth Fund ("Global Growth HVIT Fund")	Global Growth FundSM ("Master Global Growth Fund")
American Funds Global Growth and Income HLS Fund ("Global Growth and Income HLS Fund")	HIMCO VIT American Funds Global Growth and Income Fund ("Global Growth and Income HVIT Fund")	Global Growth and Income FundSM ("Master Global Growth and Income Fund")
American Funds Global Small Capitalization HLS Fund ("Global Small Capitalization HLS Fund")	HIMCO VIT American Funds Global Small Capitalization Fund ("Global Small Capitalization HVIT Fund")	Global Small Capitalization FundSM ("Master Global Small Capitalization Fund")
American Funds Growth HLS Fund ("Growth HLS Fund")	HIMCO VIT American Funds Growth Fund ("Growth HVIT Fund")	Growth FundSM ("Master Growth Fund")
American Funds Growth-Income HLS Fund ("Growth-Income HLS Fund")	HIMCO VIT American Funds Growth-Income Fund ("Growth-Income HVIT Fund")	Growth-Income FundSM ("Master Growth-Income Fund")
American Funds International HLS Fund ("International HLS Fund")	HIMCO VIT American Funds International Fund ("International HVIT Fund")	International FundSM ("Master International Fund")
American Funds New World HLS Fund ("New World HLS Fund")	HIMCO VIT American Funds New World Fund ("New World HVIT Fund")	New World FundSM ("Master New World Fund")

The Reorganizations

At a meeting held on May 6, 2014, the Board of Directors (the "Board of Directors") of the Company reviewed a proposal from American Funds HLS Funds' investment adviser, Hartford Funds Management Company, LLC, regarding the reorganization of the American Funds HLS Funds into corresponding series of the Trust, which is a separate entity managed by Hartford Investment Management

Company ("Hartford Investment Management"). For the reasons set forth herein, the Board of Directors approved the Reorganization Plan. Pending shareholder approval, the Reorganizations will occur on or about October 20, 2014 (the "Closing Date"), at which time each shareholder in an American Funds HLS Fund will receive shares of the corresponding HIMCO VIT American Fund of equal value as of the Closing Date.

The Reorganization Plan provides for:

•  the transfer of all of the assets of each American Funds HLS Fund to the corresponding HIMCO VIT American Fund in exchange for shares of the HIMCO VIT American Fund that have an aggregate net asset value equal to the aggregate net asset value of the shares of that American Funds HLS Fund on the valuation date for the Reorganization;

•  the assumption by each HIMCO VIT American Fund of all of the liabilities of its corresponding American Funds HLS Fund; and

•  the distribution of shares of each HIMCO VIT American Fund to the shareholders of the corresponding American Funds HLS Fund on a pro rata basis in complete liquidation of that American Funds HLS Fund.

If approved, each Reorganization is expected to be completed immediately prior to the opening of business on the Closing Date based on the net asset value of each American Funds HLS Fund's shares as of the close of business on the New York Stock Exchange on October 17, 2014 (the "Valuation Date").

Effects of the Reorganizations on Shareholders

The Reorganization Plan approved by the Board of Directors provides for the reorganization of each of the American Funds HLS Funds with and into its corresponding HIMCO VIT American Fund in exchange for Class IB shares issued by that HIMCO VIT American Fund. The net asset value of the Class IB shares issued by each HIMCO VIT American Fund in connection with the Reorganization will be equal at the time of the Reorganization to the net asset value of the Class IB shares of the corresponding American Funds HLS Fund acquired by that HIMCO VIT American Fund. As a result of the Reorganizations, each shareholder of each American Funds HLS Fund will cease to be a shareholder of that fund and will instead become a shareholder of the corresponding HIMCO VIT American Fund and will own that number of Class IB shares of the HIMCO VIT American Fund that have an aggregate net asset value at the time of the Reorganization equal to the aggregate net asset value of the Class IB shares of the corresponding American Funds HLS Fund that were held by that shareholder at the Valuation Date.

On or before the Closing Date, each American Funds HLS Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all of its taxable income and realized net capital gain, if any, for the current taxable year.

Tax Consequences

The Company and the Trust anticipate receiving a tax opinion from Dechert LLP to the effect that, based on certain facts, assumptions and representations, each Reorganization will be a tax-free reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). Consequently, in general, no gain or loss will be recognized for federal income tax purposes by the American Funds HLS Funds or their shareholders as a result of the Reorganizations. Additional information about the federal income tax consequences of each Reorganization is included under "Information About the Reorganizations — Tax Considerations."

Comparison of American Funds HLS Funds and their HIMCO VIT American Fund Counterparts

The investment objectives and principal investment strategies of each American Funds HLS Fund are identical to the investment objectives and principal investment strategies of its corresponding HIMCO VIT American Fund, and are discussed in greater detail under the "Information Regarding HIMCO VIT American Funds' Investment Objective, Strategies and Principal Risks" section of this Proxy Statement/Prospectus. The fundamental investment restrictions of each American Funds HLS Fund are also identical to the fundamental investment restrictions of its corresponding HIMCO VIT American Fund.

The American Funds HLS Funds sell, and the HIMCO VIT American Funds will sell, their shares at net asset value directly to variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates (collectively "Hartford Life"). Investors may invest indirectly in the American Funds HLS Funds or the HIMCO VIT American Funds through the purchase of a variable annuity or variable life insurance contract issued by a separate account. Any minimum or subsequent investment requirements, exchange rights, and redemption procedures are governed by the applicable separate account through which an investor invests.

As discussed above, each of the HIMCO VIT American Funds will continue to invest all of its assets in the same series of the American Funds Insurance Series® as part of a master-feeder structure. Capital Research and Management Company ("CRMC") serves as investment manager for the American Funds Insurance Series® and provides portfolio management services for the Master Funds. As such, the principal risks of investing in each HIMCO VIT American Fund are the same as the principal risks of investing in the corresponding American Funds HLS Fund.

The table and discussion set forth below provide descriptions of the risks associated with investment in the HIMCO VIT American Funds. Each HIMCO VIT American Fund is exposed to these risks through its investment in the corresponding Master Fund. Information contained in this section applies only to those HIMCO VIT American Funds specifically identified in the table below.

	Asset Allocation HVIT Fund	Blue Chip HVIT Fund	Bond HVIT Fund	Global Bond HVIT Fund	Global Growth HVIT Fund	Global Growth and Income HVIT Fund	Global Small Capitalization HVIT Fund	Growth HVIT Fund	Growth-Income HVIT Fund	International HVIT Fund	New World HVIT Fund
Asset Allocation Risk	X
Call Risk	X		X	X							X
Credit Risk	X		X	X							X
Dividend Paying Security Investment Risk	X	X				X			X
Dollar Rolls Risk			X
Emerging Markets Risk				X	X	X	X			X	X
Foreign Investments Risk	X	X	X	X	X	X	X	X	X	X	X
Growth Orientation Risk	X	X			X	X	X	X	X	X	X
Interest Rate Risk	X		X	X							X
Investment Strategy Risk	X	X	X	X	X	X	X	X	X	X	X
Junk Bond Risk	X		X	X							X
Market Risk	X	X	X	X	X	X	X	X	X	X	X
Master-Feeder Structure Risk	X	X	X	X	X	X	X	X	X	X	X
Mortgage- and Asset-Backed Securities Risk			X
Non-Diversification Risk				X
Small Cap Stock Risk							X				X
To Be Announced (TBA) Securities Risk			X
U.S. Government Securities Risk			X

Asset Allocation Risk — The risk that if the strategy of the Master Fund's investment adviser for allocating assets among different asset classes does not work as intended, the Asset Allocation HVIT Fund may not achieve its objective or may underperform other funds with similar investment strategies.

Call Risk — Call risk is the risk that an issuer, especially during a period of falling interest rates, may redeem a security by repaying it early, which may reduce the HIMCO VIT American Fund's income if the proceeds are reinvested at lower interest rates.

Credit Risk — Credit risk is the risk that the issuer of a security or other instrument will not be able to make principal and interest payments when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the HIMCO VIT American Fund's investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Dividend Paying Security Investment Risk — Securities that pay high dividends as a group can fall out of favor with the market, causing the HIMCO VIT American Fund during such periods to underperform funds that do not focus on dividends. The HIMCO VIT American Fund's focus on dividend paying investments may cause the HIMCO VIT American Fund's share price and total return to fluctuate more than the share price and total return of funds that do not focus their investments on dividend paying securities. In addition, income provided by the HIMCO VIT American Fund may be affected by changes in the dividend policies of the companies in which the HIMCO VIT American Fund invests and the capital resources available for such payments at such companies.

Dollar Rolls Risk — Dollar rolls involve the risk that the market value of the securities that the HIMCO VIT Bond Fund is committed to buy may decline below the price of the securities the HIMCO VIT Bond Fund has sold. These transactions may involve leverage.

Emerging Markets Risk — The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. The risks of investing in emerging markets include risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities. Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the HIMCO VIT American Fund's investments in foreign securities. Changes in currency exchange rates may also adversely affect the HIMCO VIT American Fund's foreign investments.

Growth Orientation Risk — The price of a growth company's stock may decrease, or it may not increase to the level that the Master Fund's investment adviser had anticipated. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors' perceptions of the issuing company's growth potential. Also, the growth investing style may over time go in and out of favor. At times when the investing style used by the Master Fund is out of favor, the Master Fund may underperform other equity funds that use different investing styles.

Interest Rate Risk — The risk that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk. Falling interest rates also create the potential for a decline in the HIMCO VIT American Fund's income. These risks are greater during periods of rising inflation. Volatility in interest rates and in fixed income markets may increase the risk that the HIMCO VIT American Fund's investment in fixed income securities will go down in value.

Investment Strategy Risk — The investment strategy of the Master Fund's investment adviser will influence performance significantly. If the investment strategy of the Master Fund's investment adviser does not perform as expected, the HIMCO VIT American Fund could underperform its peers or lose money. There is no guarantee that the Master Fund's investment objective will be achieved.

Junk Bond Risk — Investments rated below investment grade (also referred to as "junk bonds") are considered to be speculative and are subject to heightened credit risk, which may make the HIMCO VIT American Fund more sensitive to adverse developments in the U.S. and abroad. Lower rated debt securities generally involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

Market Risk — Market risk is the risk that one or more markets in which the HIMCO VIT American Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Master-Feeder Structure Risk — Because it invests in the Master Fund, the HIMCO VIT American Fund is also subject to risks related to the master-feeder structure. Other "feeder" funds may also invest in a Master Fund. As shareholders of a Master Fund, feeder funds, including the HIMCO VIT American Fund, vote on matters pertaining to their respective Master Fund. Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage-backed securities are subject to credit risk, interest rate risk, "prepayment risk" (the risk that borrowers will repay a loan more quickly in periods of falling interest rates) and "extension risk" (the risk that borrowers will repay a loan more slowly in periods of rising interest rates). If the Bond HVIT Fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Bond HVIT Fund may only receive payments after the pool's obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool's ability to make payments of principal or interest to the Bond HVIT Fund, reducing the values of those securities or in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include so-called "subprime" mortgages.

Non-Diversification Risk — The Master Global Bond Fund is non-diversified, which means it is permitted to invest more of its assets in fewer issuers than a "diversified" fund. Consequently, the Global Bond HVIT Fund is also non-diversified. Thus, the Global Bond HVIT Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. The Global Bond HVIT Fund may also be subject to greater market fluctuation and price volatility than a more broadly diversified fund.

Small Cap Stock Risk — Small capitalization stocks may be more risky than stocks of larger companies. Historically, small market capitalization stocks and stocks of recently organized companies are subject to increased price volatility due to:

•  less certain growth prospects

•  lower degree of liquidity in the markets for such stocks

•  thin trading that could result in the stocks being sold at a discount or in small lots over an extended period of time

•  limited product lines, markets or financial resources

•  dependence on a few key management personnel

•  increased susceptibility to losses and bankruptcy increased transaction costs.

To Be Announced (TBA) Securities Risk — TBA securities involve the risk that the security the HIMCO VIT Bond Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the HIMCO VIT Bond Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security's price.

U.S. Government Securities Risk — Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government. U.S. Government securities are also subject to default risk, that is the risk that the U.S. Treasury will be unable to meet its payment obligations.

FEES AND EXPENSES

The tables below show the fees and expenses that you would pay if you were to buy and hold shares of each of the American Funds HLS Funds and the corresponding HIMCO VIT American Funds. The expenses in the tables appearing below for the American Funds HLS Funds are based on the expenses of those American Funds HLS Funds for the twelve-month period ended December 31, 2013, as disclosed in each American Funds HLS Fund's prospectus. Each of the HIMCO VIT American Funds is a newly-organized fund that will commence operations upon consummation of the Reorganization and has no performance history. Pro forma fees and expenses show estimated fees and expenses of each of the HIMCO VIT American Funds after giving effect to the proposed Reorganization. Pro forma numbers are estimated in good faith and are hypothetical.

Please note that fees and expenses in the tables and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level and would be higher if such fees and expenses were included. You should review your variable contract prospectus (or other disclosure document) for more information on those fees and expenses. More information is available from your financial professional and in the "Purchase and Redemption of Shares" section of the combined statements of additional information of the American Funds HLS Funds and the HIMCO VIT American Funds.

Asset Allocation HLS Fund and Asset Allocation HVIT Fund

	Asset Allocation HLS Fund(1)		Asset Allocation HVIT Fund Pro Forma(2)(3)
SHAREHOLDER FEES (fee paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable		Not applicable
Maximum deferred sales charge (load)	Not applicable		Not applicable
Exchange fees	None		None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management fees(4)	0.93	%(5)(6)	0.93	%(5)(7)
Distribution and service (12b-1 fees)	0.25%		0.25%
Other expenses	0.08%		0.12%
Total annual fund operating expenses	1.26%		1.30%
Fee waiver and/or expense reimbursement	0.40	%(6)	0.44	%(7)
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.86	%(6)	0.86	%(7)

(1)  The fee table and the example reflect the expenses of both the Asset Allocation HLS Fund and the Master Asset Allocation Fund in which it invests.

(2)  Reflects pro forma amounts following the Reorganization.

(3)  Fees and expenses for the Asset Allocation HVIT Fund have been restated to reflect current fees. The fee table and the example reflect the expenses of both the Asset Allocation HVIT Fund and the Master Asset Allocation Fund in which it invests.

(4)  The amount shown under "Management fees" includes the management fee of the Master Asset Allocation Fund.

(5)  The management fees reflect the percentage charged to the fund based on the management fee rate schedule set forth in the Management and Performance section of the prospectus and the aggregate net assets of the fund as a whole at December 31, 2013.

(6)  Hartford Funds Management Company, LLC has contractually agreed with the Company, on behalf of the Asset Allocation HLS Fund, to waive a portion (currently 0.40%) of its management fee for as long as Asset Allocation HLS Fund is part of a master-feeder structure. The Company's Board of Directors may change or eliminate this waiver if the fund structure changes.

(7)  Hartford Investment Management has contractually agreed with the Trust, on behalf of the Asset Allocation HVIT Fund, to waive a portion (currently 0.40%) of its management fee for as long as Asset Allocation HVIT Fund is part of a master-feeder structure. The Trust's Board of Trustees may change or eliminate this waiver if the fund structure changes. Additionally, Hartford Investment Management has contractually agreed to reimburse expenses to the extent necessary to maintain total annual operating expenses at 0.86%. This contractual arrangement will remain in effect until April 30, 2016.

Blue Chip HLS Fund and Blue Chip HVIT Fund

	Blue Chip HLS Fund(1)		Blue Chip HVIT Fund Pro Forma(2)(3)
SHAREHOLDER FEES (fee paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable		Not applicable
Maximum deferred sales charge (load)	Not applicable		Not applicable
Exchange fees	None		None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management fees(4)	1.15	%(5)(6)	1.15	%(5)(7)
Distribution and service (12b-1 fees)	0.25%		0.25%
Other expenses	0.09%		0.13%
Total annual fund operating expenses	1.49%		1.53%
Fee waiver and/or expense reimbursement	0.50	%(6)	0.54	%(7)
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.99	%(6)	0.99	%(7)

(1)  The fee table and the example reflect the expenses of both the Blue Chip HLS Fund and the Master Blue Chip Fund in which it invests.

(2)  Reflects pro forma amounts following the Reorganization.

(3)  Fees and expenses for the Blue Chip HVIT Fund have been restated to reflect current fees. The fee table and the example reflect the expenses of both the Blue Chip HVIT Fund and the Master Blue Chip Fund in which it invests.

(4)  The amount shown under "Management fees" includes the management fee of the Master Blue Chip Fund.

(5)  The management fees reflect the percentage charged to the fund based on the management fee rate schedule set forth in the Management and Performance section of the prospectus and the aggregate net assets of the fund as a whole at December 31, 2013.

(6)  Hartford Funds Management Company, LLC has contractually agreed with the Company, on behalf of the Blue Chip HLS Fund, to waive a portion (currently 0.50%) of its management fee for as long as Blue Chip HLS Fund is part of a master-feeder structure. The Company's Board of Directors may change or eliminate this waiver if the fund structure changes.

(7)  Hartford Investment Management has contractually agreed with the Trust, on behalf of the Blue Chip HVIT Fund, to waive a portion (currently 0.50%) of its management fee for as long as Blue Chip HVIT Fund is part of a master-feeder structure. The Trust's Board of Trustees may change or eliminate this waiver if the fund structure changes. Additionally, Hartford Investment Management has contractually agreed to reimburse expenses to the extent necessary to maintain total annual operating expenses at 0.99%. This contractual arrangement will remain in effect until April 30, 2016.

Bond HLS Fund and Bond HVIT Fund

	Bond HLS Fund(1)		Bond HVIT Fund Pro Forma(2)(3)
Shareholder Fees (fee paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable		Not applicable
Maximum deferred sales charge (load)	Not applicable		Not applicable
Exchange fees	None		None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management fees(4)	0.87	%(5)(6)	0.87	%(5)(7)
Distribution and service (12b-1 fees)	0.25%		0.25%
Other expenses	0.06%		0.09%
Total annual fund operating expenses	1.18%		1.21%
Fee waiver and/or expense reimbursement	0.25	%(6)	0.28	%(7)
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.93	%(6)	0.93	%(7)

(1)  The fee table and the example reflect the expenses of both the Bond HLS Fund and the Master Bond Fund in which it invests.

(2)  Reflects pro forma amounts following the Reorganization.

(3)  Fees and expenses for the Bond HVIT Fund have been restated to reflect current fees. The fee table and the example reflect the expenses of both the Bond HVIT Fund and the Master Bond Fund in which it invests.

(4)  The amount shown under "Management fees" includes the management fee of the Master Bond Fund.

(5)  The management fees reflect the percentage charged to the fund based on the management fee rate schedule set forth in the Management and Performance section of the prospectus and the aggregate net assets of the fund as a whole at December 31, 2013.

(6)  Hartford Funds Management Company, LLC has contractually agreed with the Company, on behalf of the Bond HLS Fund, to waive a portion (currently 0.25%) of its management fee for as long as Bond HLS Fund is part of a master-feeder structure. The Company's Board of Directors may change or eliminate this waiver if the fund structure changes.

(7)  Hartford Investment Management has contractually agreed with the Trust, on behalf of the Bond HVIT Fund, to waive a portion (currently 0.25%) of its management fee for as long as Bond HVIT Fund is part of a master-feeder structure. The Trust's Board of Trustees may change or eliminate this waiver if the fund structure changes. Additionally, Hartford Investment Management has contractually agreed to reimburse expenses to the extent necessary to maintain total annual operating expenses at 0.93%. This contractual arrangement will remain in effect until April 30, 2016.

Global Bond HLS Fund and Global Bond HVIT Fund

	Global Bond HLS Fund(1)		Global Bond HVIT Fund Pro Forma(2)(3)
SHAREHOLDER FEES (fee paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable		Not applicable
Maximum deferred sales charge (load)	Not applicable		Not applicable
Exchange fees	None		None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management fees(4)	1.28	%(5)(6)	1.28	%(5)(7)
Distribution and service (12b-1 fees)	0.25%		0.25%
Other expenses	0.12%		0.20%
Total annual fund operating expenses	1.65%		1.73%
Fee waiver and/or expense reimbursement	0.50	%(6)	0.58	%(7)
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.15	%(6)	1.15	%(7)

(1)  The fee table and the example reflect the expenses of both the Global Bond HLS Fund and the Master Global Bond Fund in which it invests.

(2)  Reflects pro forma amounts following the Reorganization.

(3)  Fees and expenses for the Global Bond HVIT Fund have been restated to reflect current fees. The fee table and the example reflect the expenses of both the Global Bond HVIT Fund and the Master Global Bond Fund in which it invests.

(4)  The amount shown under "Management fees" includes the management fee of the Master Global Bond Fund.

(5)  The management fees reflect the percentage charged to the fund based on the management fee rate schedule set forth in the Management and Performance section of the prospectus and the aggregate net assets of the fund as a whole at December 31, 2013.

(6)  Hartford Funds Management Company, LLC has contractually agreed with the Company, on behalf of the Global Bond HLS Fund, to waive a portion (currently 0.50%) of its management fee for as long as Global Bond HLS Fund is part of a master-feeder structure. The Company's Board of Directors may change or eliminate this waiver if the fund structure changes.

(7)  Hartford Investment Management has contractually agreed with the Trust, on behalf of the Global Bond HVIT Fund, to waive a portion (currently 0.50%) of its management fee for as long as Global Bond HVIT Fund is part of a master-feeder structure. The Trust's Board of Trustees may change or eliminate this waiver if the fund structure changes. Additionally, Hartford Investment Management has contractually agreed to reimburse expenses to the extent necessary to maintain total annual operating expenses at 1.15%. This contractual arrangement will remain in effect until April 30, 2016.

Global Growth HLS Fund and Global Growth HVIT Fund

	Global Growth HLS Fund(1)		Global Growth HVIT Fund Pro Forma(2)(3)
SHAREHOLDER FEES (fee paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable		Not applicable
Maximum deferred sales charge (load)	Not applicable		Not applicable
Exchange fees	None		None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management fees(4)	1.52	%(5)(6)	1.52	%(5)(7)
Distribution and service (12b-1 fees)	0.25%		0.25%
Other expenses	0.12%		0.17%
Total annual fund operating expenses	1.89%		1.94%
Fee waiver and/or expense reimbursement	0.75	%(6)	0.80	%(7)
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.14	%(6)	1.14	%(7)

(1)  The fee table and the example reflect the expenses of both the Global Growth HLS Fund and the Master Global Growth Fund in which it invests.

(2)  Reflects pro forma amounts following the Reorganization.

(3)  Fees and expenses for the Global Growth HVIT Fund have been restated to reflect current fees. The fee table and the example reflect the expenses of both the Global Growth HVIT Fund and the Master Global Growth Fund in which it invests.

(4)  The amount shown under "Management fees" includes the management fee of the Master Global Growth Fund.

(5)  The management fees reflect the percentage charged to the fund based on the management fee rate schedule set forth in the Management and Performance section of the prospectus and the aggregate net assets of the fund as a whole at December 31, 2013.

(6)  Hartford Funds Management Company, LLC has contractually agreed with the Company, on behalf of the Global Growth HLS Fund, to waive a portion (currently 0.75%) of its management fee for as long as Global Growth HLS Fund is part of a master-feeder structure. The Company's Board of Directors may change or eliminate this waiver if the fund structure changes.

(7)  Hartford Investment Management has contractually agreed with the Trust, on behalf of the Global Growth HVIT Fund, to waive a portion (currently 0.75%) of its management fee for as long as Global Growth HVIT Fund is part of a master-feeder structure. The Trust's Board of Trustees may change or eliminate this waiver if the fund structure changes. Additionally, Hartford Investment Management has contractually agreed to reimburse expenses to the extent necessary to maintain total annual operating expenses at 1.14%. This contractual arrangement will remain in effect until April 30, 2016.

Global Growth and Income HLS Fund and Global Growth and Income HVIT Fund

	Global Growth and Income HLS Fund(1)		Global Growth and Income HVIT Fund Pro Forma(2)(3)
SHAREHOLDER FEES (fee paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable		Not applicable
Maximum deferred sales charge (load)	Not applicable		Not applicable
Exchange fees	None		None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management fees(4)	1.40	%(5)(6)	1.40	%(5)(7)
Distribution and service (12b-1 fees)	0.25%		0.25%
Other expenses	0.08%		0.12%
Total annual fund operating expenses	1.73%		1.77%
Fee waiver and/or expense reimbursement	0.55	%(6)	0.59	%(7)
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.18	%(6)	1.18	%(7)

(1)  The fee table and the example reflect the expenses of both the Global Growth and Income HLS Fund and the Master Global Growth and Income Fund in which it invests.

(2)  Reflects pro forma amounts following the Reorganization.

(3)  Fees and expenses for the Global Growth and Income HVIT Fund have been restated to reflect current fees. The fee table and the example reflect the expenses of both the Global Growth and Income HVIT Fund and the Master Global Growth and Income Fund in which it invests.

(4)  The amount shown under "Management fees" includes the management fee of the Master Global Growth and Income Fund.

(5)  The management fees reflect the percentage charged to the fund based on the management fee rate schedule set forth in the Management and Performance section of the prospectus and the aggregate net assets of the fund as a whole at December 31, 2013.

(6)  Hartford Funds Management Company, LLC has contractually agreed with the Company, on behalf of the Global Growth and Income HLS Fund, to waive a portion (currently 0.55%) of its management fee for as long as Global Growth and Income HLS Fund is part of a master-feeder structure. The Company's Board of Directors may change or eliminate this waiver if the fund structure changes.

(7)  Hartford Investment Management has contractually agreed with the Trust, on behalf of the Global Growth and Income HVIT Fund, to waive a portion (currently 0.55%) of its management fee for as long as Global Growth and Income HVIT Fund is part of a master-feeder structure. The Trust's Board of Trustees may change or eliminate this waiver if the fund structure changes. Additionally, Hartford Investment Management has contractually agreed to reimburse expenses to the extent necessary to maintain total annual operating expenses at 1.18%. This contractual arrangement will remain in effect until April 30, 2016.

Global Small Capitalization HLS Fund and Global Small Capitalization HVIT Fund

	Global Small Capitalization HLS Fund(1)		Global Small Capitalization HVIT Fund Pro Forma(2)(3)
SHAREHOLDER FEES (fee paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable		Not applicable
Maximum deferred sales charge (load)	Not applicable		Not applicable
Exchange fees	None		None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management fees(4)	1.50	%(5)(6)	1.50	%(5)(7)
Distribution and service (12b-1 fees)	0.25%		0.25%
Other expenses	0.12%		0.12%
Total annual fund operating expenses	1.87%		1.87%
Fee waiver and/or expense reimbursement	0.55	%(6)	0.55	%(7)
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.32	%(6)	1.32	%(7)

(1)  The fee table and the example reflect the expenses of both the Global Small Capitalization HLS Fund and the Master Global Small Capitalization Fund in which it invests.

(2)  Reflects pro forma amounts following the Reorganization.

(3)  Fees and expenses for the Global Small Capitalization HVIT Fund have been restated to reflect current fees. The fee table and the example reflect the expenses of both the Global Small Capitalization HVIT Fund and the Master Global Small Capitalization Fund in which it invests.

(4)  The amount shown under "Management fees" includes the management fee of the Master Global Small Capitalization Fund.

(5)  The management fees reflect the percentage charged to the fund based on the management fee rate schedule set forth in the Management and Performance section of the prospectus and the aggregate net assets of the fund as a whole at December 31, 2013.

(6)  Hartford Funds Management Company, LLC has contractually agreed with the Company, on behalf of the Global Small Capitalization HLS Fund, to waive a portion (currently 0.55%) of its management fee for as long as Global Small Capitalization HLS Fund is part of a master-feeder structure. The Company's Board of Directors may change or eliminate this waiver if the fund structure changes.

(7)  Hartford Investment Management has contractually agreed with the Trust, on behalf of the Global Small Capitalization HVIT Fund, to waive a portion (currently 0.55%) of its management fee for as long as Global Small Capitalization HVIT Fund is part of a master-feeder structure. The Trust's Board of Trustees may change or eliminate this waiver if the fund structure changes. Additionally, Hartford Investment Management has contractually agreed to reimburse expenses to the extent necessary to maintain total annual operating expenses at 1.32%. This contractual arrangement will remain in effect until April 30, 2016.

Growth HLS Fund and Growth HVIT Fund

	Growth HLS Fund(1)		Growth HVIT Fund Pro Forma(2)(3)
SHAREHOLDER FEES (fee paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable		Not applicable
Maximum deferred sales charge (load)	Not applicable		Not applicable
Exchange fees	None		None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management fees(4)	1.08	%(5)(6)	1.08	%(5)(7)
Distribution and service (12b-1 fees)	0.25%		0.25%
Other expenses	0.06%		0.09%
Total annual fund operating expenses	1.39%		1.42%
Fee waiver and/or expense reimbursement	0.50	%(6)	0.53	%(7)
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.89	%(6)	0.89	%(7)

(1)  The fee table and the example reflect the expenses of both the Growth HLS Fund and the Master Growth Fund in which it invests.

(2)  Reflects pro forma amounts following the Reorganization.

(3)  Fees and expenses for the Growth HVIT Fund have been restated to reflect current fees. The fee table and the example reflect the expenses of both the Growth HVIT Fund and the Master Growth Fund in which it invests.

(4)  The amount shown under "Management fees" includes the management fee of the Master Growth Fund.

(5)  The management fees reflect the percentage charged to the fund based on the management fee rate schedule set forth in the Management and Performance section of the prospectus and the aggregate net assets of the fund as a whole at December 31, 2013.

(6)  Hartford Funds Management Company, LLC has contractually agreed with the Company, on behalf of the Growth HLS Fund, to waive a portion (currently 0.50%) of its management fee for as long as Growth HLS Fund is part of a master-feeder structure. The Company's Board of Directors may change or eliminate this waiver if the fund structure changes.

(7)  Hartford Investment Management has contractually agreed with the Trust, on behalf of the Growth HVIT Fund, to waive a portion (currently 0.50%) of its management fee for as long as Growth HVIT Fund is part of a master-feeder structure. The Trust's Board of Trustees may change or eliminate this waiver if the fund structure changes. Additionally, Hartford Investment Management has contractually agreed to reimburse expenses to the extent necessary to maintain total annual operating expenses at 0.89%. This contractual arrangement will remain in effect until April 30, 2016.

Growth-Income HLS Fund and Growth-Income HVIT Fund

	Growth-Income HLS Fund(1)		Growth-Income HVIT Fund Pro Forma(2)(3)
SHAREHOLDER FEES (fee paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable		Not applicable
Maximum deferred sales charge (load)	Not applicable		Not applicable
Exchange fees	None		None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management fees(4)	0.97	%(5)(6)	0.97	%(5)(7)
Distribution and service (12b-1 fees)	0.25%		0.25%
Other expenses	0.06%		0.10%
Total annual fund operating expenses	1.28%		1.32%
Fee waiver and/or expense reimbursement	0.45	%(6)	0.49	%(7)
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.83	%(6)	0.83	%(7)

(1)  The fee table and the example reflect the expenses of both the Growth-Income HLS Fund and the Master Growth-Income Fund in which it invests.

(2)  Reflects pro forma amounts following the Reorganization.

(3)  Fees and expenses for the Growth-Income HVIT Fund have been restated to reflect current fees. The fee table and the example reflect the expenses of both the Growth-Income HVIT Fund and the Master Growth-Income Fund in which it invests.

(4)  The amount shown under "Management fees" includes the management fee of the Master Growth-Income Fund.

(5)  The management fees reflect the percentage charged to the fund based on the management fee rate schedule set forth in the Management and Performance section of the prospectus and the aggregate net assets of the fund as a whole at December 31, 2013.

(6)  Hartford Funds Management Company, LLC has contractually agreed with the Company, on behalf of the Growth-Income HLS Fund, to waive a portion (currently 0.45%) of its management fee for as long as Growth-Income HLS Fund is part of a master-feeder structure. The Company's Board of Directors may change or eliminate this waiver if the fund structure changes.

(7)  Hartford Investment Management has contractually agreed with the Trust, on behalf of the Growth-Income HVIT Fund, to waive a portion (currently 0.45%) of its management fee for as long as Growth-Income HVIT Fund is part of a master-feeder structure. The Trust's Board of Trustees may change or eliminate this waiver if the fund structure changes. Additionally, Hartford Investment Management has contractually agreed to reimburse expenses to the extent necessary to maintain total annual operating expenses at 0.83%. This contractual arrangement will remain in effect until April 30, 2016.

International HLS Fund and International HVIT Fund

	International HLS Fund(1)		International HVIT Fund Pro Forma(2)(3)
SHAREHOLDER FEES (fee paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable		Not applicable
Maximum deferred sales charge (load)	Not applicable		Not applicable
Exchange fees	None		None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management fees(4)	1.34	%(5)(6)	1.34	%(5)(7)
Distribution and service (12b-1 fees)	0.25%		0.25%
Other expenses	0.10%		0.10%
Total annual fund operating expenses	1.69%		1.69%
Fee waiver and/or expense reimbursement	0.60	%(6)	0.60	%(7)
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.09	%(6)	1.09	%(7)

(1)  The fee table and the example reflect the expenses of both the International HLS Fund and the Master International Fund in which it invests.

(2)  Reflects pro forma amounts following the Reorganization.

(3)  Fees and expenses for the International HVIT Fund have been restated to reflect current fees. The fee table and the example reflect the expenses of both the International HVIT Fund and the Master International Fund in which it invests.

(4)  The amount shown under "Management fees" includes the management fee of the Master International Fund.

(5)  The management fees reflect the percentage charged to the fund based on the management fee rate schedule set forth in the Management and Performance section of the prospectus and the aggregate net assets of the fund as a whole at December 31, 2013.

(6)  Hartford Funds Management Company, LLC has contractually agreed with the Company, on behalf of the International HLS Fund, to waive a portion (currently 0.60%) of its management fee for as long as International HLS Fund is part of a master-feeder structure. The Company's Board of Directors may change or eliminate this waiver if the fund structure changes.

(7)  Hartford Investment Management has contractually agreed with the Trust, on behalf of the International HVIT Fund, to waive a portion (currently 0.60%) of its management fee for as long as International HVIT Fund is part of a master-feeder structure. The Trust's Board of Trustees may change or eliminate this waiver if the fund structure changes. Additionally, Hartford Investment Management has contractually agreed to reimburse expenses to the extent necessary to maintain total annual operating expenses at 1.09%. This contractual arrangement will remain in effect until April 30, 2016.

New World HLS Fund and New World HVIT Fund

	New World HLS Fund(1)		New World HVIT Fund Pro Forma(2)(3)
SHAREHOLDER FEES (fee paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable		Not applicable
Maximum deferred sales charge (load)	Not applicable		Not applicable
Exchange fees	None		None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management fees(4)	1.83	%(5)(6)	1.83	%(5)(7)
Distribution and service (12b-1 fees)	0.25%		0.25%
Other expenses	0.13%		0.15%
Total annual fund operating expenses	2.21%		2.23%
Fee waiver and/or expense reimbursement	0.85	%(6)	0.87	%(7)
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.36	%(6)	1.36	%(7)

(1)  The fee table and the example reflect the expenses of both the New World HLS Fund and the Master New World Fund in which it invests.

(2)  Reflects pro forma amounts following the Reorganization.

(3)  Fees and expenses for the New World HVIT Fund have been restated to reflect current fees. The fee table and the example reflect the expenses of both the New World HVIT Fund and the Master New World Fund in which it invests.

(4)  The amount shown under "Management fees" includes the management fee of the Master New World Fund.

(5)  The management fees reflect the percentage charged to the fund based on the management fee rate schedule set forth in the Management and Performance section of the prospectus and the aggregate net assets of the fund as a whole at December 31, 2013.

(6)  Hartford Funds Management Company, LLC has contractually agreed with the Company, on behalf of the New World HLS Fund, to waive a portion (currently 0.85%) of its management fee for as long as New World HLS Fund is part of a master-feeder structure. The Company's Board of Directors may change or eliminate this waiver if the fund structure changes.

(7)  Hartford Investment Management has contractually agreed with the Trust, on behalf of the New World HVIT Fund, to waive a portion (currently 0.85%) of its management fee for as long as New World HVIT Fund is part of a master-feeder structure. The Trust's Board of Trustees may change or eliminate this waiver if the fund structure changes. Additionally, Hartford Investment Management has contractually agreed to reimburse expenses to the extent necessary to maintain total annual operating expenses at 1.36%. This contractual arrangement will remain in effect until April 30, 2016.

Examples

The examples below are intended to help you compare the cost of investing in each American Funds HLS Fund, and its corresponding HIMCO VIT American Fund (after the Reorganization) on a pro forma basis. The examples assume that:

•  Your investment has a 5% return each year

•  The funds' operating expenses remain the same

•  You reinvest all dividends and distributions

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Asset Allocation HLS Fund and Asset Allocation HVIT Fund
(Class IB expenses, with or without redemption)

	Year 1	Year 3	Year 5	Year 10
Asset Allocation HLS Fund	$88	$274	$477	$1,061
Asset Allocation HVIT Fund Pro Forma(1)	$88	$302	$512	$1,120

(1)  Reflects pro forma amounts following the Reorganization.

Blue Chip HLS Fund and Blue Chip HVIT Fund
(Class IB expenses, with or without redemption)

	Year 1	Year 3	Year 5	Year 10
Blue Chip HLS Fund	$101	$315	$547	$1,213
Blue Chip HVIT Fund Pro Forma(1)	$101	$348	$589	$1,280

(1)  Reflects pro forma amounts following the Reorganization.

Bond HLS Fund and Bond HVIT Fund
(Class IB expenses, with or without redemption)

	Year 1	Year 3	Year 5	Year 10
Bond HLS Fund	$95	$296	$515	$1,143
Bond HVIT Fund Pro Forma(1)	$95	$315	$541	$1,190

(1)  Reflects pro forma amounts following the Reorganization.

Global Bond HLS Fund and Global Bond HVIT Fund
(Class IB expenses, with or without redemption)

	Year 1	Year 3	Year 5	Year 10
Global Bond HLS Fund	$117	$365	$633	$1,398
Global Bond HVIT Fund Pro Forma(1)	$117	$405	$690	$1,503

(1)  Reflects pro forma amounts following the Reorganization.

Global Growth HLS Fund and Global Growth HVIT Fund
(Class IB expenses, with or without redemption)

	Year 1	Year 3	Year 5	Year 10
Global Growth HLS Fund	$116	$362	$628	$1,386
Global Growth HVIT Fund Pro Forma(1)	$116	$410	$685	$1,471

(1)  Reflects pro forma amounts following the Reorganization.

Global Growth and Income HLS Fund and Global Growth and Income HVIT Fund
(Class IB expenses, with or without redemption)

	Year 1	Year 3	Year 5	Year 10
Global Growth and Income HLS Fund	$120	$375	$649	$1,432
Global Growth and Income HVIT Fund Pro Forma(1)	$120	$411	$694	$1,501

(1)  Reflects pro forma amounts following the Reorganization.

Global Small Capitalization HLS Fund and Global Small Capitalization HVIT Fund
(Class IB expenses, with or without redemption)

	Year 1	Year 3	Year 5	Year 10
Global Small Capitalization HLS Fund	$134	$418	$723	$1,590
Global Small Capitalization HVIT Fund Pro Forma(1)	$134	$447	$751	$1,616

(1)  Reflects pro forma amounts following the Reorganization.

Growth HLS Fund and Growth HVIT Fund
(Class IB expenses, with or without redemption)

	Year 1	Year 3	Year 5	Year 10
Growth HLS Fund	$91	$284	$493	$1,096
Growth HVIT Fund Pro Forma(1)	$91	$315	$531	$1,153

(1)  Reflects pro forma amounts following the Reorganization.

Growth-Income HLS Fund and Growth-Income HVIT Fund
(Class IB expenses, with or without redemption)

	Year 1	Year 3	Year 5	Year 10
Growth-Income HLS Fund	$85	$265	$460	$1,025
Growth-Income HVIT Fund Pro Forma(1)	$85	$295	$498	$1,084

(1)  Reflects pro forma amounts following the Reorganization.

International HLS Fund and International HVIT Fund
(Class IB expenses, with or without redemption)

	Year 1	Year 3	Year 5	Year 10
International HLS Fund	$111	$347	$601	$1,329
International HVIT Fund Pro Forma(1)	$111	$378	$632	$1,358

(1)  Reflects pro forma amounts following the Reorganization.

New World HLS Fund and New World HVIT Fund
(Class IB expenses, with or without redemption)

	Year 1	Year 3	Year 5	Year 10
New World HLS Fund	$138	$431	$745	$1,635
New World HVIT Fund Pro Forma(1)	$138	$478	$794	$1,690

(1)  Reflects pro forma amounts following the Reorganization.

Portfolio Turnover

The Master Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolios). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the performance of the American Funds HLS Funds and the HIMCO VIT American Funds. During the most recent fiscal year, the portfolio turnover rates of the Master Funds were the following as an average value of their portfolios:

Master Fund	Portfolio Turnover for 2013
Master Asset Allocation Fund	74%
Master Blue Chip Fund	30%
Master Bond Fund	354%
Master Global Bond Fund	213%
Master Global Growth Fund	39%
Master Global Growth and Income Fund	31%
Master Global Small Capitalization Fund	36%
Master Growth Fund	19%
Master Growth-Income Fund	19%
Master International Fund	21%
Master New World Fund	43%

REASONS FOR THE REORGANIZATIONS

Board Considerations and Benefits of the Reorganizations

Each Reorganization was presented to the Board of Directors for consideration and approval at a meeting held on May 6, 2014. The Board of Directors was informed that the Reorganizations are being proposed as part of an initiative by The Hartford Financial Services Group, Inc. ("The Hartford") to separate its "variable product-focused" business from its "retail-focused" business. The Trust will be tied more closely to The Hartford's variable product line than is the Company. The Hartford plans to build out, through the Trust, additional support of the variable product-focused business, which should allow for greater current and future distribution opportunities for the different series of the Trust, including the HIMCO VIT American Funds. This, in turn, should provide greater opportunity to improve net flows and provide to shareholders a better opportunity to benefit from economies of scale, which may over time result in a reduction in the impact of fixed costs to shareholders of the HIMCO VIT American Funds.

For the reasons discussed below, the Directors, including all of the Directors who are not "interested persons" (as defined in the Investment Company Act of 1940 (the "1940 Act")) (the "Independent Directors") of the Company, determined that the Reorganizations are in the best interests of each American Funds HLS Fund and its shareholders and that the interests of existing shareholders of each American Funds HLS Fund will not be diluted as a result of the Reorganization.

The Board of Directors considered a number of factors, including the following:

•  The Reorganizations should provide greater opportunity to improve net flows and provide to shareholders a better opportunity to benefit from economies of scale.

•  Each of the HIMCO VIT American Funds has the same investment objective, investment strategy and limitations as its corresponding American Funds HLS Fund.

•  Each American Funds HLS Fund currently invests all of its assets in a corresponding Master Fund, which has the same investment objective and strategies as the American Funds HLS Fund. Each HIMCO VIT American Fund will continue to invest all of its assets in the same Master Fund, so that there will be no change to the individuals providing day-to-day management of the HIMCO VIT American Funds' portfolios.

•  Each HIMCO VIT American Fund will have the same contractual management fee schedule as its corresponding American Funds HLS Fund. In addition, expenses paid by shareholders of each of the HIMCO VIT American Funds will be capped through April 30, 2016 to match the 2013 total annual fund operating expenses of the corresponding American Funds HLS Fund.

•  The share purchase and redemption provisions for the HIMCO VIT American Funds and the American Funds HLS Funds are the same. For additional information on purchase and redemption provisions, see "General Information About the HIMCO VIT American Funds."

•  Shareholders of the HIMCO VIT American Funds will receive the same level of services provided pursuant to the HIMCO VIT American Funds' investment management agreement with Hartford Investment Management as they currently receive pursuant to the American Funds HLS Funds' investment management agreement with Hartford Funds Management Company, LLC.

•  Each HIMCO VIT American Fund will assume the performance history of its corresponding American Funds HLS Fund.

•  The HIMCO VIT American Funds will have different service providers than the American Funds HLS Funds, and an unaffiliated service provider will provide administrative, transfer agency and fund accounting services. The expenses related to certain service providers are expected to increase as a result of the Reorganizations. The Board of Directors considered this fact to be an adverse factor, but noted that due to the expense caps described above, the change in service providers is not expected to impact fund expenses through April 30, 2016. The Board of Directors also considered that the greater opportunity to improve net flows as a result of the Reorganizations may in the future reduce the impact of the increase in expenses. On balance, taking into consideration the other factors, the Board of Directors concluded that the Reorganizations are in the best interests of each of the American Funds HLS Funds and its shareholders.

•  No sales load, contingent deferred sales charge, commission, redemption fee or other transactional fee will be charged as a result of the Reorganizations.

•  Hartford Investment Management or its affiliates will bear the costs of the Reorganizations except for any brokerage fees and brokerage-related expenses. Given the nature of the Reorganizations, brokerage fees and brokerage-related expenses are not expected to be significant.

•  The HIMCO VIT American Funds Fund and the American Funds HLS Funds anticipate that each Reorganization will be considered a tax-free reorganization within the meaning of Section 368(a)(1) of the Code. As such, shareholders of the American Funds HLS Funds will not recognize gain or loss as a result of the Reorganization. Furthermore, there will not be a tax impact on variable contract owners. See "Information About the Reorganization — Tax Considerations."

•  The Reorganizations will not dilute the interests of the shareholders of the American Funds HLS Funds.

•  The Reorganizations provided a better option for shareholders than possible alternatives, such as the liquidation of the American Funds HLS Funds, which could potentially be less beneficial to shareholders.

AFTER CAREFUL CONSIDERATION, THE BOARD OF DIRECTORS OF THE COMPANY UNANIMOUSLY APPROVED THE REORGANIZATION PLAN. THE BOARD OF DIRECTORS RECOMMENDS THAT YOU VOTE "FOR" THE PROPOSED REORGANIZATION PLAN.

INFORMATION ABOUT THE REORGANIZATIONS

The Reorganization Plan

The Reorganization Plan provides for the transfer of all of the assets and liabilities of each American Funds HLS Fund to the corresponding HIMCO VIT American Fund solely in exchange for shares of that HIMCO VIT American Fund. Each American Funds HLS Fund will distribute the shares of the HIMCO VIT American Fund received in the exchange to its shareholders on a pro rata basis and then the American Funds HLS Funds will be liquidated. The completion of the Reorganization relating to an American Funds HLS Fund is not contingent upon the completion of the Reorganization relating to any other Fund.

After the Reorganizations, each shareholder of an American Funds HLS Fund will own shares in the corresponding HIMCO VIT American Fund having an aggregate value equal to the aggregate value of shares of the American Funds HLS Fund held by that shareholder as of the close of business on the business day immediately preceding the Closing Date.

Generally, the liquidation and distribution will be accomplished by opening accounts on the books of each HIMCO VIT American Fund in the names of the shareholders of the corresponding American Funds HLS Fund and transferring to those shareholders' accounts the same class of shares representing such shareholders' interests previously credited to the accounts of the American Funds HLS Fund. No sales charges or fees of any kind will be charged to the shareholders of the American Funds HLS Funds in connection with their receipt of shares of the HIMCO VIT American Funds in the Reorganizations.

Until the Closing Date, shareholders of the American Funds HLS Funds will continue to be able to redeem their shares.

The Reorganization Plan requires that the American Funds HLS Funds and HIMCO VIT American Funds take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Plan. The Reorganization Plan may be amended or terminated by mutual agreement of the parties or on certain other grounds. For a complete description of the terms and conditions of the Reorganizations, see the Form of Agreement and Plan of Reorganization at Appendix A, which qualifies in its entirety the foregoing summary of the Reorganization Plan.

Tax Considerations

Each Reorganization is expected to qualify for Federal income tax purposes as a tax-free reorganization under Section 368 of the Code. It is intended that, as a result of each Reorganization:

(1) the Reorganization will constitute a "reorganization" within the meaning of Code Section 368(a)(1)(F);

(2) shareholders will recognize no gain or loss on their receipt of voting shares of each American Funds HLS Fund solely in exchange for their voting shares of the corresponding HIMCO VIT American Fund pursuant to the Reorganization;

(3) no American Funds HLS Fund will recognize gain or loss on the transfer of all of its assets to the corresponding HIMCO VIT American Fund solely in exchange for voting shares of that HIMCO VIT American Fund and the assumption by that HIMCO VIT American Fund of the American Funds HLS Fund's Liabilities pursuant to the Reorganization, except that the American Funds HLS Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code;

(4) no American Funds HLS Fund will recognize gain or loss on its distribution of the voting shares of the corresponding HIMCO VIT American Fund to its shareholders pursuant to the liquidation of the American Funds HLS Fund;

(5) no HIMCO VIT American Fund will recognize gain or loss on its acquisition of all of the assets of the corresponding American Funds HLS Fund solely in exchange for voting shares of the HIMCO VIT American Fund and the assumption by the HIMCO VIT American Fund of that American Funds HLS Fund's liabilities;

(6) the aggregate tax basis of the voting shares of each HIMCO VIT American Fund received by each of the corresponding American Funds HLS Fund's shareholders pursuant to the Reorganization will equal the aggregate tax basis of the voting shares of that American Funds HLS Fund surrendered in exchange therefor;

(7) the holding period of the voting shares of each HIMCO VIT American Fund received by each of the shareholders pursuant to the Reorganization will include the period that the shareholder held the voting shares of the corresponding American Funds HLS Fund exchanged therefor, provided that the shareholder held such shares as a capital asset on the date of the Reorganization;

(8) each HIMCO VIT American Fund's basis in the assets of the corresponding American Funds HLS Fund received pursuant to the Reorganization will equal the American Funds HLS Fund's basis in the assets immediately before the Reorganization; and

(9) each HIMCO VIT American Fund's holding period in the corresponding American Funds HLS Fund's assets received pursuant to the Reorganization will include the period during which the American Funds HLS Fund held the assets (except where investment activities of the HIMCO VIT American Fund have the effect of reducing or eliminating a holding period with respect to an asset).

American Funds HLS Funds shareholders should consult their tax advisors regarding the effect, if any, of the Reorganizations in light of their individual circumstances and, since the foregoing discussion only relates to the federal income tax consequences of the Reorganizations, should consult their tax advisors as to state and local tax consequences, if any, of the Reorganizations.

As a condition to the closing, the Company and the Trust will request an opinion from law firm Dechert LLP to the effect that each Reorganization will qualify as a tax-free reorganization for Federal income tax purposes. That opinion will be based in part upon certain assumptions and upon certain representations made by the Company and the Trust.

In addition, as of December 31, 2013, the American Funds HLS Funds had no capital loss carryovers. Federal income tax law permits a regulated investment company to carry forward its net capital losses for a period of up to eight taxable years. (Net capital losses that arise in a tax year beginning after December 22, 2010 will generally be able to be carried forward without limit.) The Reorganizations are not expected to affect the timing or usability of the American Funds HLS Funds' capital loss carryforwards. The ability of the HIMCO VIT American Funds to use capital losses to offset gains (even in the absence of the Reorganizations) may be limited by factors other than loss limitations, such as the future realization of capital gains or losses.

Expenses of the Reorganizations

Hartford Investment Management or its affiliates will bear all of the expenses relating to the Reorganizations, except any brokerage fees and any brokerage-related expenses. The costs of the Reorganizations shall include, but not be limited to preparation of the Proxy Statement/Prospectus, printing and distributing the Proxy Statement/Prospectus, legal fees, accounting fees and securities registration fees.

Accounting Survivor

Each HIMCO VIT American Fund will assume the performance and accounting history of its corresponding American Funds HLS Fund in connection with the Reorganizations.

CAPITALIZATION

The following tables set forth on an unaudited basis the capitalization of each of the American Funds HLS Funds as of June 13, 2014. The HIMCO VIT American Funds are newly formed funds that will commence operations upon consummation of the Reorganizations. Therefore, the HIMCO VIT American Funds had no assets or shares outstanding as of June 13, 2014. The tables also set forth the pro forma combined capitalization of the combined funds as if the Reorganizations had occurred on June 13, 2014. If the Reorganizations are consummated, the net assets, net asset value per share and shares outstanding on the Closing Date will vary from the information below due to changes in the market value of the portfolio securities of each of the American Funds HLS Funds between June 13, 2014 and the Closing Date, changes in the amount of undistributed net investment income and net realized capital gains of each of the American Funds HLS Funds during that period resulting from income and distributions, and changes in the accrued liabilities of each of the American Funds HLS Funds during the same period. All figures below relate to Class IB Shares.

	Asset Allocation HLS Fund (June 13, 2014)	Asset Allocation HVIT Fund (June 13, 2014)	Pro Forma (June 13, 2014)
Net Assets (in 000s)	$58,933	—	$58,933
Net Asset Value Per Share	$13.03	—	$13.03
Shares Outstanding (in 000s)	$4,523	—	$4,523
	Blue Chip HLS Fund (June 13, 2014)	Blue Chip HVIT Fund (June 13, 2014)	Pro Forma (June 13, 2014)
Net Assets (in 000s)	$45,466	—	$45,466
Net Asset Value Per Share	$13.19	—	$13.19
Shares Outstanding (in 000s)	$3,446	—	$3,446

	Bond HLS Fund (June 13, 2014)	Bond HVIT Fund (June 13, 2014)	Pro Forma (June 13, 2014)
Net Assets (in 000s)	$232,171	—	$232,171
Net Asset Value Per Share	$10.07	—	$10.07
Shares Outstanding (in 000s)	$23,054	—	$23,054
	Global Bond HLS Fund (June 13, 2014)	Global Bond HVIT Fund (June 13, 2014)	Pro Forma (June 13, 2014)
Net Assets (in 000s)	$17,572	—	$17,572
Net Asset Value Per Share	$10.12	—	$10.12
Shares Outstanding (in 000s)	$1,736	—	$1,736
	Global Growth HLS Fund (June 13, 2014)	Global Growth HVIT Fund (June 13, 2014)	Pro Forma (June 13, 2014)
Net Assets (in 000s)	$22,822	—	$22,822
Net Asset Value Per Share	$12.68	—	$12.68
Shares Outstanding (in 000s)	$1,800	—	$1,800
	Global Growth and Income HLS Fund (June 13, 2014)	Global Growth and Income HVIT Fund (June 13, 2014)	Pro Forma (June 13, 2014)
Net Assets (in 000s)	$53,090	—	$53,090
Net Asset Value Per Share	$11.89	—	$11.89
Shares Outstanding (in 000s)	$4,467	—	$4,467
	Global Small Capitalization HLS Fund (June 13, 2014)	Global Small Capitalization HVIT Fund (June 13, 2014)	Pro Forma (June 13, 2014)
Net Assets (in 000s)	$59,658	—	$59,658
Net Asset Value Per Share	$9.83	—	$9.83
Shares Outstanding (in 000s)	$6,069	—	$6,069
	Growth HLS Fund (June 13, 2014)	Growth HVIT Fund (June 13, 2014)	Pro Forma (June 13, 2014)
Net Assets (in 000s)	$342,755	—	$342,755
Net Asset Value Per Share	$13.55	—	$13.55
Shares Outstanding (in 000s)	$25,293	—	$25,293

	Growth-Income HLS Fund (June 13, 2014)	Growth-Income HVIT Fund (June 13, 2014)	Pro Forma (June 13, 2014)
Net Assets (in 000s)	$194,446	—	$194,446
Net Asset Value Per Share	$14.00	—	$14.00
Shares Outstanding (in 000s)	$13,891	—	$13,891
	International HLS Fund (June 13, 2014)	International HVIT Fund (June 13, 2014)	Pro Forma (June 13, 2014)
Net Assets (in 000s)	$220,798	—	$220,798
Net Asset Value Per Share	$10.64	—	$10.64
Shares Outstanding (in 000s)	$20,746	—	$20,746
	New World HLS Fund (June 13, 2014)	New World HVIT Fund (June 13, 2014)	Pro Forma (June 13, 2014)
Net Assets (in 000s)	$34,000	—	$34,000
Net Asset Value Per Share	$9.55	—	$9.55
Shares Outstanding (in 000s)	$3,561	—	$3,561

It is impossible to predict how many shares of each HIMCO VIT American Fund will actually be received and distributed by each corresponding American Funds HLS Fund on the Closing Date. The table should not be relied upon to determine the amount of the HIMCO VIT American Funds' shares that will actually be received and distributed.

INFORMATION REGARDING HIMCO VIT AMERICAN FUNDS'
INVESTMENT OBJECTIVES, STRATEGIES AND PRINCIPAL RISKS

As indicated previously, the investment objective, principal investment strategies and principal risks of each HIMCO VIT American Fund are identical to the investment objective, principal investment strategies and principal risks of its corresponding American Funds HLS Fund.

Below is a more detailed description of each HIMCO VIT American Fund's investment objective and principal investment strategies. For more information about the principal risks of each HIMCO VIT American Fund, see "Comparison of American Funds HLS Funds and their HIMCO VIT American Fund Counterparts."

Asset Allocation HVIT Fund

Investment Objective

The Asset Allocation HVIT Fund seeks high total return (including income and capital gains) consistent with preservation of capital over the long term.

Principal Investment Strategy

The Asset Allocation HVIT Fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Asset Allocation Fund, a series of the American Funds Insurance Series. In seeking to pursue its investment objective, the Master Asset Allocation Fund varies its mix of equity securities, debt securities and money market instruments. Normally, CRMC expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments. As of December 31, 2013, the Master Asset Allocation Fund was approximately 69% invested in equity securities, 21% invested in debt securities and 10% invested in money market instruments. The proportion of equities, debt and money market securities held by the Master Asset Allocation Fund varies with market conditions and CRMC's assessment of their relative attractiveness as investment opportunities.

The Master Asset Allocation Fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). Although the Master Asset Allocation Fund focuses on investments in medium to larger capitalization companies, the Master Asset Allocation Fund's investments are not limited to a particular capitalization size. The Master Asset Allocation Fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. These investments may include companies in emerging and developing countries. In addition, the Master Asset Allocation Fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the Master Asset Allocation Fund's investment adviser or unrated but determined to be equivalent quality by the Master Asset Allocation Fund's investment adviser). Such securities are sometimes referred to as "junk bonds."

Blue Chip HVIT Fund

Investment Objective

The Blue Chip HVIT Fund seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Principal Investment Strategy

The Blue Chip HVIT Fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Blue Chip Fund, a series of the American Funds Insurance Series. The Master Blue Chip Fund invests primarily in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations greater than $4.0 billion. The Master Blue Chip Fund invests, under normal market conditions, at least 90% of its assets in equity securities. In seeking to produce a level of current income that exceeds the average yield on U.S. stocks, the Master Blue Chip Fund generally looks to the average yield on stocks of companies listed on the S&P 500. The Master Blue Chip Fund also ordinarily invests at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade. Finally, the Master Blue Chip Fund may also invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States. The Master Blue Chip Fund is designed for investors seeking both income and capital appreciation.

Bond HVIT Fund

Investment Objective

The Bond HVIT Fund seeks as high a level of current income as is consistent with the preservation of capital.

Principal Investment Strategy

The Bond HVIT Fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Bond Fund, a series of the American Funds Insurance Series. The Master Bond Fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. The Master Bond Fund normally invests at least 80% of its assets in bonds and other debt securities. This policy is subject to change only upon 60 days' written notice to shareholders of the Master Bond Fund. The Master Bond Fund invests at least 65% of its assets in investment-grade debt securities (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the Master Bond Fund's investment adviser, or unrated but determined to be of equivalent quality of the Master Bond Fund's investment adviser), including cash and cash equivalents, securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgages and other assets. The Master Bond Fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs or unrated but determined by the Master Bond Fund's investment adviser to be of equivalent quality. Such securities are sometimes referred to as "junk bonds." The Master Bond Fund may invest in debt securities of issuers domiciled outside the United States. The Master Bond Fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks. The Master Bond Fund may invest, subject to the restrictions above, in contracts for future delivery of mortgage-backed securities, such as to be announced contracts and mortgage rolls. These contracts are normally of short duration and are replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the Master Bond Fund's portfolio resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy. The Master Bond Fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term.

Global Bond HVIT Fund

Investment Objective

The Global Bond HVIT Fund seeks to provide you, over the long term, with a high level of total return consistent with prudent investment management.

Principal Investment Strategy

The Global Bond HVIT Fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Global Bond Fund, a series of the American Funds Insurance Series. Under normal market circumstances, the Master Global Bond Fund invests at least 80% of its assets in bonds. This policy is subject to change only upon 60 days' written notice to shareholders of the Master Global Bond Fund. The Master Global Bond Fund invests primarily in debt securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars. As a fund that seeks to invest globally, the Master Global Bond Fund allocates its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the Master Global Bond Fund seeks to invest at least 30% of its net assets in issuers outside the United States; however, as a general matter, the Master Global Bond Fund intends to invest more than 40% of its net assets in securities of issuers domiciled outside the United States. Normally, the Master Global Bond Fund's debt obligations consist substantially of investment grade bonds (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the Master Global Bond Fund's investment adviser or unrated but determined to be of equivalent quality by the Master Global Bond Fund's investment adviser). The Master Global Bond Fund may also invest a portion of its assets in lower quality, higher yielding debt securities (rated Ba1 or below and BB+ or below by NRSROs designated by the Master Global Bond Fund's investment adviser or unrated but determined to be of equivalent quality by the Master Global Bond Fund's investment adviser). Such securities are sometimes referred to as "junk bonds." The total return of the Master Global Bond Fund will be the result of interest income, changes in the market value of the Master Global Bond Fund's investments and changes in the values of other currencies relative to the U.S. dollar. The Master Global Bond Fund is non-diversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, the Master Global Bond Fund intends to limit its investments in the securities of any single issuer. Generally, the Master Global Bond Fund may invest in debt securities of any maturity or duration.

Global Growth HVIT Fund

Investment Objective

The Global Growth HVIT Fund seeks long-term growth of capital.

Principal Investment Strategy

The Global Growth HVIT Fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Global Growth Fund, a series of the American Funds Insurance Series. The Master Global Growth Fund is designed for investors seeking capital appreciation through investments in stocks. The Master Global Growth Fund invests primarily in common stocks of companies around the world that CRMC believes have the potential for growth. As a fund that seeks to invest globally, the Master Global Growth Fund allocates its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the Master Global Growth Fund seeks to invest at least 30% of its net assets in issuers outside the United States. Although the Master Global Growth Fund focuses on investments in medium to larger capitalization companies, the Master Global Growth Fund's investments are not limited to a particular capitalization size.

Global Growth and Income HVIT Fund

Investment Objective

The Global Growth and Income HVIT Fund seeks long-term growth of capital while providing current income.

Principal Investment Strategy

The Global Growth and Income HVIT Fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Global Growth and Income Fund, a series of the American Funds Insurance Series. The Master Global Growth and Income Fund is designed for investors seeking both capital appreciation and current income. The Master Global Growth and Income Fund invests primarily in common stocks of well-established companies around the world, which CRMC believes have the potential for growth and/or to pay dividends. As a fund that seeks to invest globally, the Master Global Growth and Income Fund allocates its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the Master Global Growth and Income Fund seeks to invest at least 30% of its net assets in issuers outside the United States. Although the Master Global Growth and Income Fund focuses on investments in medium to larger capitalization companies, the Master Global Growth and Income Fund's investments are not limited to a particular capitalization size. The Master Global Growth and Income Fund invests, on a global basis, in common stocks that are denominated in U.S. dollars or other currencies. In pursuing its objective, the Master Global Growth and Income Fund tends to invest in stocks that CRMC believes to be relatively resilient to market declines.

Global Small Capitalization HVIT Fund

Investment Objective

The Global Small Capitalization HVIT Fund seeks long-term growth of capital.

Principal Investment Strategy

The Global Small Capitalization HVIT Fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Global Small Capitalization Fund, a series of the American Funds Insurance Series. The Master Global Small Capitalization Fund is designed for investors seeking capital appreciation through investments in stocks. Normally, the Master Global Small Capitalization Fund invests at least 80% of its assets in growth-oriented common stocks and other equity type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of companies with small market capitalizations, measured at the time of purchase. However, the Master Global Small Capitalization Fund's holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. This policy is subject to change only upon 60 days' written notice to Master Global Small Capitalization Fund shareholders. CRMC currently defines "small market capitalization" companies as companies with market capitalizations of $4.0 billion or less. CRMC has periodically re-evaluated and adjusted this definition and may continue to do so in the future.

The Master Global Small Capitalization Fund allocates its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the Master Global Small Capitalization Fund seeks to invest at least 30% of its net assets in issuers outside the United States.

Growth HVIT Fund

Investment Objective

The Growth HVIT Fund seeks growth of capital.

Principal Investment Strategy

The Growth HVIT Fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Growth Fund, a series of the American Funds Insurance Series. The Master Growth Fund is designed for investors seeking capital appreciation through investments in stocks. The Master Growth Fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The Master Growth Fund may invest a portion of its assets in common stocks and other securities of issuers domiciled outside the United States. Although the Master Growth Fund focuses on investments in medium to larger capitalization companies, the Master Growth Fund's investments are not limited to a particular capitalization size.

The Master Growth Fund may invest in debt securities, including a portion of its assets in lower quality nonconvertible debt securities (rated Ba1 or below by

Moody's Investors Service and BB+ or below by Standard & Poor's Corporation or unrated but determined by CRMC to be of equivalent quality). Such securities are sometimes referred to as "junk bonds."

Growth-Income HVIT Fund

Investment Objective

The Growth-Income HVIT Fund seeks long-term growth of capital and income.

Principal Investment Strategy

The Growth-Income HVIT Fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Growth-Income Fund, a series of the American Funds Insurance Series. The Master Growth-Income Fund is designed for investors seeking both capital appreciation and income. The Master Growth-Income Fund invests primarily in common stocks or other securities that CRMC believes demonstrate the potential for appreciation and/or dividends. Although the Master Growth-Income Fund focuses on investments in medium to larger capitalization companies, the Master Growth-Income Fund's investments are not limited to a particular capitalization size. The Master Growth-Income Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States. The Master Growth-Income Fund may also invest in bonds and other debt securities.

International HVIT Fund

Investment Objective

The International HVIT Fund seeks long-term growth of capital.

Principal Investment Strategy

The International HVIT Fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master International Fund, a series of the American Funds Insurance Series. The Master International Fund invests primarily in common stocks of companies domiciled outside the United States, including companies domiciled in developing countries, that the Master International Fund's investment adviser believes have the potential for growth. Although the Master International Fund focuses on investments in medium to larger capitalization companies, the Master International Fund's investments are not limited to a particular capitalization size.

New World HVIT Fund

Investment Objective

The New World HVIT Fund seeks long-term capital appreciation.

Principal Investment Strategy

The New World HVIT Fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master New World Fund, a series of the American Funds Insurance Series. The Master New World Fund invests primarily in common stocks of companies with significant exposure to countries with developing economies and/or markets (also referred to as "emerging markets") and that CRMC believes have the potential of providing capital appreciation. The Master New World Fund may invest in companies without regard to market capitalization, including companies with small market capitalizations. The Master New World Fund may also invest in debt securities of issuers, including issuers of lower rated bonds (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the Master New World Fund's investment adviser, or unrated but determined to be of equivalent quality by CRMC), with exposure to these countries. Bonds rated Ba1 or BB+ or below are sometimes referred to as "junk bonds."

Under normal market conditions, the Master New World Fund invests at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.

In determining whether a country is qualified, CRMC considers such factors as the country's per capita gross domestic product, the percentage of the country's economy that is industrialized, market capital as a percentage of gross domestic product, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, and restrictions on repatriation of initial capital, dividends, interest and/or capital gains. CRMC maintains a list of qualified countries and securities in which the Master New World Fund may invest. Qualified developing countries in which the Master New World Fund may invest currently include, but are not limited to, Argentina, Bahrain, Brazil, Bulgaria, Chile, China, Colombia, Croatia, Czech Republic, Dominican Republic, Ecuador, Egypt, Gabon, Ghana, Greece, Hungary, India, Indonesia, Jamaica, Jordan, Kazakhstan, Kenya, Kuwait, Lebanon, Macau, Malaysia, Malta, Mexico, Morocco, Nigeria, Oman, Pakistan, Panama, Paraguay, Peru, Philippines, Poland, Qatar, Romania, Russian Federation, Saudi Arabia, Slovenia, South Africa, Sri Lanka, Thailand, Turkey, Ukraine, United Arab Emirates, Uruguay, Venezuela, Vietnam, and Zambia.

The Master New World Fund may invest in equity securities of any company, regardless of where it is based, if CRMC determines that a significant portion of the company's assets or revenues (generally 20% or more) is attributable to developing countries. In addition, the Master New World Fund may invest up to 25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, that are primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries. The Master New World Fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

MANAGEMENT AND PERFORMANCE OF
THE HIMCO VIT AMERICAN FUNDS

Master/Feeder Mutual Fund Structure

Each of the HIMCO VIT American Funds described in this Proxy Statement/Prospectus will operate as a "feeder fund," which means it will invest all of its assets in another mutual fund (a "Master Fund"). Each Master Fund is a series of American Funds Insurance Series. Each HIMCO VIT American Fund has the same investment objective and limitations as the Master Fund in which it invests. HIMCO VIT American Funds do not buy investment securities directly. The Master Funds, on the other hand, invest directly in portfolio securities.

Under the master/feeder structure, each HIMCO VIT American Fund may withdraw its investment in its Master Fund if the Trust's Board of Trustees (the "Board of Trustees") determines that it is in the best interests of the HIMCO VIT American Fund and its shareholders to do so. Any such withdrawal could result in an in-kind distribution of portfolio securities to the HIMCO VIT American Fund (as opposed to a cash distribution from the Master Fund). The HIMCO VIT American Fund could then incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of the HIMCO VIT American Fund. Upon any such withdrawal the Board of Trustees would consider what action might be taken, including the investment of all of the assets of the HIMCO VIT American Fund in another pooled investment entity, having Hartford Investment Management manage the HIMCO VIT American Fund's assets either directly or with a sub-adviser, or taking other appropriate action.

Investment of a HIMCO VIT American Fund's assets in a Master Fund is not a fundamental investment policy of any of the HIMCO VIT American Funds, and a shareholder vote is not required for any of the HIMCO VIT American Funds to withdraw its investment from its Master Fund.

Because each HIMCO VIT American Fund invests all of its assets in a Master Fund, each HIMCO VIT American Fund and its shareholders will bear the fees and expenses of that HIMCO VIT American Fund and its Master Fund, with the result that the HIMCO VIT American Fund's expenses may be higher than those of other mutual funds that invest directly in securities. This structure is different from that of many other investment companies, which directly acquire and manage their own portfolio of securities. Each Master Fund has other shareholders, each of whom will pay their proportionate share of that Master Fund's expenses. However, other investors in a Master Fund may bear different expenses and sales charges than the relevant HIMCO VIT American Fund, which would result in differences in returns received by those investors. As shareholders of the Master Funds, feeder funds, including the HIMCO VIT American Funds, vote on matters pertaining to their respective Master Fund(s). Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of that Master Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the relevant HIMCO VIT American Fund.

CRMC serves as investment adviser to the Master Funds. CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. Information about the American Funds Insurance Series and CRMC is provided with their permission and based on information provided by CRMC or derived from the prospectus of the Master Funds, which is available upon request.

The Investment Manager

Hartford Investment Management is the investment manager to the HIMCO VIT American Funds. Because each HIMCO VIT American Fund will invest all of its assets in its corresponding Master Fund, portfolio management services are currently provided at the Master Fund level by CRMC. Therefore, as investment manager, Hartford Investment Management will provide those services for the HIMCO VIT American Funds that are normally provided by a fund's investment adviser with the exception of portfolio management. These services include, but are not limited to, (i) recommending that the Board of Trustees invest the assets of the HIMCO VIT American Funds in shares of the corresponding Master Funds; (ii) providing information to the Board of Trustees to enable it to make all necessary decisions regarding whether to invest the assets of the HIMCO VIT American Funds in shares of the corresponding Master Funds; (iii) monitoring the ongoing investment performance of the Master Funds; (iv) monitoring the other service providers to the HIMCO VIT American Funds; (v) facilitating the distribution of Master Fund shareholder materials to HIMCO VIT American Fund shareholders; and (vi) providing such other services as are necessary or appropriate to the efficient operation of the HIMCO VIT American Funds with respect to their investment in the Master Funds. Hartford Investment Management is a wholly owned subsidiary of The Hartford, a Connecticut financial services company. Hartford Investment Management had approximately $112.6 billion in assets under management as of December 31, 2013. Hartford Investment Management is principally located at One Hartford Plaza, Hartford, Connecticut 06155.

The management fees paid to the HIMCO VIT American Funds as a percentage of average daily net assets are as follows:

Fund	Management Fee
Asset Allocation HVIT Fund	0.65%
Blue Chip HVIT Fund	0.75%
Bond HVIT Fund	0.50%
Global Bond HVIT Fund	0.75%
Global Growth HVIT Fund	1.00%
Global Growth and Income HVIT Fund	0.80%
Global Small Capitalization HVIT Fund	0.80%

Fund	Management Fee
Growth HVIT Fund	0.75%
Growth-Income HVIT Fund	0.70%
International HVIT Fund	0.85%
New World HVIT Fund	1.10%

The Investment Manager to the Master Funds

CRMC, an experienced investment management organization founded in 1931, serves as investment adviser to the Master Funds and to other mutual funds. CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California, 90071. CRMC manages the investment portfolios and business affairs of the Master Funds. CRMC manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income division, Capital Fixed Income Investors. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions independently of one another. As of December 31, 2013, CRMC managed more than $1 trillion in assets.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of CRMC. In that event, CRMC would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, CRMC could incorporate its fixed-income division in the future and engage it to provide day-to-day investment management of fixed-income assets. CRMC and each of the funds it advises have received an exemptive order from the Securities and Exchange Commission that allows CRMC to use, upon approval of the Master Funds' board, its management subsidiaries and affiliates to provide day-to-day investment management services to the Master Funds, including making changes to the management subsidiaries and affiliates providing such services. The Master Funds' shareholders approved this arrangement; however, there is no assurance that CRMC will incorporate its investment divisions or exercise any authority granted to it under the exemptive order.

In addition, shareholders of the Master Funds approved a proposal to reorganize the American Funds Insurance Series into a Delaware statutory trust. However, the American Funds Insurance Series reserves the right to delay implementing the reorganization.

The management fee payable by each of the Master Funds is calculated in accordance with a breakpoint schedule for each of the Master Funds. Those breakpoints schedules are as follows:

Master Asset Allocation Fund

Average Daily Net Assets	Annual Rate
First $600 million	0.50%
Next $600 million	0.42%
Next $800 million	0.36%
Next $1 billion	0.32%
Next $2 billion	0.28%
Next $3 billion	0.26%
Next $5 billion	0.25%
Amount over $13 billion	0.244%

Master Blue Chip Fund

Average Daily Net Assets	Annual Rate
First $600 million	0.50%
Next $900 million	0.45%
Next $1 billion	0.40%
Next $1.5 billion	0.38%
Amount over $4 billion	0.37%

Master Bond Fund

Average Daily Net Assets	Annual Rate
First $600 million	0.48%
Next $400 million	0.44%
Next $1 billion	0.40%
Next $1 billion	0.38%
Next $2 billion	0.36%
Next $3 billion	0.34%
Amount over $8 billion	0.33%

Master Global Bond Fund

Average Daily Net Assets	Annual Rate
First $1 billion	0.57%
Next $2 billion	0.50%
Amount over $3 billion	0.45%

Master Global Growth Fund*

Average Daily Net Assets	Annual Rate
First $600 million	0.69%
Next $600 million	0.59%
Next $800 million	0.53%
Next $1 billion	0.50%
Next $2 billion	0.48%
Amount over $5 billion	0.46%

*  However, if average daily net assets of Master Global Growth Fund are less than $1.0 billion:

Average Daily Net Assets	Annual Rate
First $500 million	0.58%
Next $500 million	0.48%

Master Global Growth and Income Fund

Average Daily Net Assets	Annual Rate
First $600 million	0.69%
Next $600 million	0.59%
Next $800 million	0.53%
Next $1 billion	0.50%
Amount over $3 billion	0.48%

Master Global Small Capitalization Fund

Average Daily Net Assets	Annual Rate
First $600 million	0.80%
Next $400 million	0.74%
Next $1 billion	0.70%
Next $1 billion	0.67%
Next $2 billion	0.65%
Amount over $5 billion	0.635%

Master Growth Fund

Average Daily Net Assets	Annual Rate
First $600 million	0.50%
Next $400 million	0.45%
Next $1 billion	0.42%
Next $1 billion	0.37%
Next $2 billion	0.35%
Next $3 billion	0.33%
Next $5 billion	0.315%
Next $8 billion	0.30%
Next $6 billion	0.29%
Next $7 billion	0.285%
Amount over $34 billion	0.280%

Master Growth-Income Fund

Average Daily Net Assets	Annual Rate
First $600 million	0.50%
Next $900 million	0.45%
Next $1 billion	0.40%
Next $1.5 billion	0.32%
Next $2.5 billion	0.285%
Next $4 billion	0.256%
Next $2.5 billion	0.242%
Next $4 billion	0.235%
Next $4 billion	0.23%
Next $6 billion	0.225%
Next $7 billion	0.222%
Amount over $34 billion	0.219%

Master International Fund

Average Daily Net Assets	Annual Rate
First $500 million	0.69%
Next $500 million	0.59%
Next $500 million	0.53%
Next $1 billion	0.50%
Next $1.5 billion	0.48%
Next $2.5 billion	0.47%
Next $4 billion	0.46%
Next $6.5 billion	0.45%
Next $4 billion	0.44%
Amount over $21 billion	0.43%

Master New World Fund

Average Daily Net Assets	Annual Rate
First $500 million	0.85%
Next $500 million	0.77%
Next $500 million	0.71%
Next $1 billion	0.66%
Amount over $2.5 billion	0.62%

CRMC uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio of the Master Fund is divided into segments managed by individual portfolio managers. Portfolio managers decide how their respective segments will be invested. In addition, CRMC's investment analysts may make investment decisions with respect to a portion of the Master Fund's portfolio. Investment decisions are subject to the Master Fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions.

Certain senior members of the fixed-income investment division serve on a portfolio strategy group. The group utilizes a research-driven process with input from CRMC's analysts, portfolio managers and economists to define investment themes and to set guidance on a range of macro factors, including duration, yield curve and sector allocation, for certain of the fixed-income portfolios. The portfolio managers of certain of the Master Funds consider guidance of the portfolio strategy group in making their investment decisions.

The following individuals have responsibility for the day-to-day management of the Master Funds:

Portfolio Manager for the Master Fund/Title (if applicable)	Portfolio Manager's Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Manager's Role in Management of the Master Fund
Asset Allocation Fund
Alan N. Berro (President)	14 years	Senior Vice President — Capital World Investors. Investment professional for 28 years in total; 23 years with CRMC or an affiliate.	Serves as an equity portfolio manager.
David A. Daigle	5 years	Senior Vice President — Capital Fixed Income Investors, Capital Research Company. Investment professional for 20 years in total; all with CRMC or an affiliate.	Serves as a fixed-income portfolio manager.
Jeffrey T. Lager	7 years	Senior Vice President — Capital World Investors. Investment professional for 19 years in total; 18 years with CRMC or an affiliate.	Serves as an equity portfolio manager.
James R. Mulally	8 years	Senior Vice President — Capital Fixed Income Investors, CRMC. Investment professional for 38 years in total; 34 years with CRMC or an affiliate.	Serves as a fixed-income portfolio manager.

Portfolio Manager for the Master Fund/Title (if applicable)	Portfolio Manager's Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Manager's Role in Management of the Master Fund
Eugene P. Stein	6 years	Senior Vice President — Capital World Investors. Investment professional for 43 years in total; 42 years with CRMC or an affiliate.	Serves as an equity portfolio manager.
Master Blue Chip Fund
Christopher D. Buchbinder	7 years	Senior Vice President — Capital Research Global Investors. Investment professional for 19 years, all with CRMC or an affiliate.	Serves as an equity portfolio manager.
James B. Lovelace	7 years	Senior Vice President — Capital Research Global Investors. Investment professional for 32 years, all with CRMC or an affiliate.	Serves as an equity portfolio manager.
James Terrile	2 years	Senior Vice President — Capital Research Global Investors. Investment professional for 19 years in total, 18 years with CRMC or an affiliate.	Serves as an equity portfolio manager.
Master Bond Fund
David C. Barclay	16 years	Senior Vice President — Capital Fixed Income Investors, CRMC. Investment professional for 33 years in total; 26 years with CRMC or an affiliate.	Serves as a fixed-income portfolio manager.

Portfolio Manager for the Master Fund/Title (if applicable)	Portfolio Manager's Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Manager's Role in Management of the Master Fund
David A. Hoag	7 years	Senior Vice President — Capital Fixed Income Investors, CRMC. Investment professional for 26 years in total; 23 years with CRMC or an affiliate.	Serves as a fixed-income portfolio manager.
Thomas H. Hogh	7 years	Senior Vice President — Capital Fixed Income Investors, Capital Research Company. Investment professional for 27 years in total; 24 years with CRMC or an affiliate.	Serves as a fixed-income portfolio manager.
Master Global Bond Fund
Mark H. Dalzell	8 years (since the Master Fund's inception)	Senior Vice President — Capital Fixed Income Investors, CRMC. Investment professional for 36 years in total; 26 years with CRMC or an affiliate.	Serves as a fixed-income portfolio manager.
Thomas H. Hogh	8 years (since the Master Fund's inception)	Senior Vice President — Capital Fixed Income Investors, Capital Research Company. Investment professional for 27 years in total; 24 years with CRMC or an affiliate.	Serves as a fixed-income portfolio manager.

Portfolio Manager for the Master Fund/Title (if applicable)	Portfolio Manager's Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Manager's Role in Management of the Master Fund
Marcus B. Linden	2 years	Senior Vice President — Capital Fixed Income Investors, Capital Research Company. Investment professional for 19 years in total; 18 years with CRMC or an affiliate.	Serves as a fixed-income portfolio manager.
Robert H. Neithart	1 year	Senior Vice President — Capital Fixed Income Investors, CRMC. Investment professional for 27 years in total, all with CRMC or an affiliate.	Serves as a fixed-income portfolio manager.
Master Global Growth Fund
Isabelle de Wismes	2 years (plus 14 years of prior experience as an investment analyst for the Master Global Growth Fund)	Senior Vice President — Capital World Investors. Investment professional for 30 years in total; 21 years with CRMC or an affiliate.	Serves as an equity portfolio manager.
Steven T. Watson	12 years (plus 5 years of prior experience as an investment analyst for the Master Global Growth Fund)	Senior Vice President — Capital World Investors. Investment professional for 27 years in total; 24 years with CRMC or an affiliate.	Serves as an equity portfolio manager.

Portfolio Manager for the Master Fund/Title (if applicable)	Portfolio Manager's Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Manager's Role in Management of the Master Fund
Jonathan Knowles	1 year (plus 10 years of prior experience as an investment analyst for the Master Global Growth Fund)	Senior Vice President — Capital World Investors. Investment professional for 22 years in total; all with CRMC or an affiliate.	Serves as an equity portfolio manager.
Master Global Growth and Income Fund
Gregg E. Ireland	8 years (since the Master Global Growth and Income Fund's inception)	Senior Vice President — Capital World Investors. Investment professional for 42 years, all with CRMC or an affiliate.	Serves as an equity portfolio manager.
Martin Romo	5 years (plus 1 year of prior experience as an investment analyst for the Master Global Growth and Income Fund)	Senior Vice President — Capital World Investors. Investment professional for 22 years in total; 21 years with CRMC or an affiliate.	Serves as an equity portfolio manager.
Andrew B. Suzman	5 years	Senior Vice President — Capital World Investors. Investment professional for 21 years; all with CRMC or an affiliate.	Serves as an equity portfolio manager.

Portfolio Manager for the Master Fund/Title (if applicable)	Portfolio Manager's Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Manager's Role in Management of the Master Fund
Steven T. Watson	8 years (since the Master Global Growth and Income Fund's inception)	Senior Vice President — Capital World Investors. Investment professional for 27 years in total; 24 years with CRMC or an affiliate.	Serves as an equity portfolio manager.
Master Global Small Capitalization Fund
Mark E. Denning	16 years (since the Master Global Small Capitalization Fund's inception)	Senior Vice President — Capital Research Global Investors. Investment professional for 32 years, all with CRMC or an affiliate.	Serves as an equity portfolio manager.
J. Blair Frank	11 years	Senior Vice President — Capital Research Global Investors. Investment professional for 21 years in total, 20 years with CRMC or an affiliate.	Serves as an equity portfolio manager.
Claudia P. Huntington	1 year	Senior Vice President — Capital Research Global Investors. Investment professional for 41 years in total; 39 years with CRMC or an affiliate.	Serves as an equity portfolio manager.

Portfolio Manager for the Master Fund/Title (if applicable)	Portfolio Manager's Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Manager's Role in Management of the Master Fund
Harold H. La	6 years (plus 4 years of prior experience as an investment analyst for the Master Global Small Capitalization Fund)	Senior Vice President — Capital Research Global Investors. Investment professional for 16 years in total; 15 years with CRMC or an affiliate.	Serves as an equity portfolio manager.
Master Growth Fund
Donnalisa Parks Barnum	11 years	Senior Vice President — Capital World Investors. Investment professional for 33 years in total; 28 years with CRMC or an affiliate.	Serves as an equity portfolio manager.
Gregory D. Johnson	7 years	Senior Vice President — Capital World Investors. Investment professional for 21 years, all with CRMC or an affiliate.	Serves as an equity portfolio manager.
Michael T. Kerr	9 years	Senior Vice President — Capital World Investors. Investment professional for 31 years in total; 29 years with CRMC or an affiliate.	Serves as an equity portfolio manager.
Ronald B. Morrow	11 years (plus 5 years of prior experience as an investment analyst for the Master Growth Fund)	Senior Vice President — Capital World Investors. Investment professional for 46 years in total; 17 years with CRMC or an affiliate.	Serves as an equity portfolio manager.

Portfolio Manager for the Master Fund/Title (if applicable)	Portfolio Manager's Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Manager's Role in Management of the Master Fund
Alan J. Wilson	Less than 1 year	Senior Vice President — Capital World Investors. Investment professional for 29 years in total; 23 years with CRMC or an affiliate.	Serves as an equity portfolio manager.
Master Growth-Income Fund
Donald D. O'Neal (Vice Chairman of the Board)	9 years	Senior Vice President — Capital Research Global Investors. Investment professional for 29 years, all with CRMC or an affiliate.	Serves as an equity portfolio manager.
Dylan Yolles (Vice President)	9 years (plus 5 years of prior experience as an investment analyst for the Master Growth-Income Fund)	Senior Vice President — Capital International Investors. Investment professional for 17 years in total; 14 years with CRMC or an affiliate.	Serves as an equity portfolio manager.
J. Blair Frank	8 years	Senior Vice President — Capital Research Global Investors. Investment professional for 21 years in total; 20 years with CRMC or an affiliate.	Serves as an equity portfolio manager.

Portfolio Manager for the Master Fund/Title (if applicable)	Portfolio Manager's Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Manager's Role in Management of the Master Fund
Claudia P. Huntington	20 years (plus 5 years of prior experience as an investment analyst for the Master Growth-Income Fund)	Senior Vice President — Capital Research Global Investors. Investment professional for 41 years in total; 39 years with CRMC or an affiliate.	Serves as an equity portfolio manager.
William L. Robbins	2 years (plus 12 years of prior experience as an investment analyst for the Master Growth-Income Fund)	Senior Vice President — Capital Research Global Investors. Investment professional for 22 years in total; 19 years with CRMC or an affiliate.	Serves as an equity portfolio manager.
Master International Fund
Sung Lee (Vice President)	8 years	Senior Vice President — Capital Research Global Investors. Investment professional for 20 years, all with CRMC or an affiliate.	Serves as an equity portfolio manager.
L. Alfonso Barroso	5 years	Senior Vice President — Capital Research Global Investors. Investment professional for 20 years, all with CRMC or an affiliate.	Serves as an equity portfolio manager.

Portfolio Manager for the Master Fund/Title (if applicable)	Portfolio Manager's Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Manager's Role in Management of the Master Fund
Jesper Lyckeus	7 years (plus 8 years of prior experience as an investment analyst for the Master International Fund)	Senior Vice President — Capital Research Global Investors. Investment professional for 19 years in total; 18 years with CRMC or an affiliate.	Serves as an equity portfolio manager.
Christopher M. Thomsen	8 years	Senior Vice President — Capital Research Global Investors. Investment professional for 17 years, all with CRMC or an affiliate.	Serves as an equity portfolio manager.
Master New World Fund
Carl M. Kawaja (Vice President)	15 years (since the Master New World Fund's inception)	Senior Vice President — Capital World Investors. Investment professional for 27 years in total; 23 years with CRMC or an affiliate.	Serves as an equity portfolio manager.
Nicholas J. Grace	2 years (plus 8 years of prior experience as an investment analyst for the Master New World Fund)	Senior Vice President — Capital World Investors. Investment professional for 24 years in total; 20 years with CRMC or an affiliate.	Serves as an equity portfolio manager.

Portfolio Manager for the Master Fund/Title (if applicable)	Portfolio Manager's Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Manager's Role in Management of the Master Fund
F. Galen Hoskin	8 years (plus 6 years of prior experience as an investment analyst for the Master New World Fund)	Senior Vice President — Capital World Investors. Investment professional for 20 years; all with CRMC or an affiliate.	Serves as an equity portfolio manager.
Robert H. Neithart	2 years (plus 2 years of prior experience as an investment analyst for the Master New World Fund)	Senior Vice President — Capital Fixed Income Investors, CRMC. Investment professional for 27 years in total; all with CRMC or an affiliate.	Serves as a fixed-income portfolio manager.

The Combined Statement of Additional Information relating to this Proxy Statement/Prospectus, which is available upon request, provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities of the Master Funds.

Performance

The performance information below indicates the risks of investing in the HIMCO VIT American Funds. Upon completion of the Reorganizations, each HIMCO VIT American Fund will be the successor to the investment performance of its corresponding American Funds HLS Fund. Accordingly, the performance information shown below is that of the American Funds HLS Funds. Hartford Funds Management Company, LLC serves as the investment manager to the American Funds HLS Funds. Each HIMCO VIT American Fund has the same investment objective and strategies as its corresponding American Funds HLS Fund. Keep in mind that past performance does not indicate future results. The returns:

•  Show the performance of the Class 1 shares of the relevant Master Fund for periods prior to May 1, 2008, the date each American Funds HLS Fund commenced operations, adjusted to reflect the fees and expenses of each American Funds HLS Fund in effect on May 1, 2008.

•  Assume reinvestment of all dividends and distributions.

•  Would be lower if the American Funds HLS Funds' operating expenses had not been limited.

•  Would be lower if the effect of sales charges or other fees that may be applied at the variable annuity or variable life insurance contract level were included.

The bar charts:

•  Show how each American Funds HLS Fund's total return has varied from year to year

The table following each bar chart shows returns for the American Funds HLS Fund over time compared to those of one or more broad-based market indices. For more information regarding returns see the "Performance Notes" section following the bar charts and tables.

Asset Allocation HLS Fund

TOTAL RETURNS BY CALENDAR YEAR

Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest			Lowest
(3	rd quarter, 2009)	11.50%	(4	th quarter, 2008)	–16.43%

Average annual total returns for periods ending 12/31/13

Share Classes	1 Year	5 Years	10 Years
Class IB	23.40%	14.88%	7.19%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	32.39%	17.94%	7.41%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	–2.02%	4.44%	4.55%

Blue Chip HLS Fund

TOTAL RETURNS BY CALENDAR YEAR

Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest			Lowest
(2	nd quarter, 2009)	16.84%	(4	th quarter, 2008)	–21.34%

Average annual total returns for periods ending 12/31/13

Share Classes	1 Year	5 Years	10 Years
Class IB	32.55%	16.24%	6.42%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	32.39%	17.94%	7.41%

Bond HLS Fund

TOTAL RETURNS BY CALENDAR YEAR

Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest			Lowest
(2	nd quarter, 2009)	5.91%	(3	rd quarter, 2008)	–5.60%

Average annual total returns for periods ending 12/31/13

Share Classes	1 Year	5 Years	10 Years
Class IB	–2.37%	5.27%	3.21%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	–2.02%	4.44%	4.55%

Global Bond HLS Fund

TOTAL RETURNS BY CALENDAR YEAR

Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest			Lowest
(3	rd quarter, 2010)	7.80%	(3	rd quarter, 2008)	–4.32%

Average annual total returns for periods ending 12/31/13

Share Classes	1 Year	5 Years	Lifetime (since 10/04/2006)
Class IB	–3.03%	4.19%	4.85%
Barclays Global Aggregate Index (reflects no deduction for fees, expenses or taxes)	–2.60%	3.91%	4.91%

Global Growth HLS Fund

TOTAL RETURNS BY CALENDAR YEAR

Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest			Lowest
(2	nd quarter, 2009)	22.10%	(4	th quarter, 2008)	–20.18%

Average annual total returns for periods ending 12/31/13

Share Classes	1 Year	5 Years	10 Years
Class IB	28.77%	17.68%	9.36%
MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)	23.44%	15.53%	7.72%

Global Growth and Income HLS Fund

TOTAL RETURNS BY CALENDAR YEAR

Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest			Lowest
(3	rd quarter, 2009)	19.28%	(4	th quarter, 2008)	–20.48%

Average annual total returns for periods ending 12/31/13

Share Classes	1 Year	5 Years	Lifetime (since 05/01/2006)
Class IB	22.16%	16.10%	5.69%
MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)	23.44%	15.53%	5.35%

Global Small Capitalization HLS Fund

TOTAL RETURNS BY CALENDAR YEAR

Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest			Lowest
(2	nd quarter, 2009)	29.10%	(4	th quarter, 2008)	–31.32%

Average annual total returns for periods ending 12/31/13

Share Classes	1 Year	5 Years	10 Years
Class IB	27.89%	18.97%	9.52%
MSCI All Country World Small Cap Index (reflects no deduction for fees, expenses or taxes)	29.18%	21.20%	10.74%

Growth HLS Fund

TOTAL RETURNS BY CALENDAR YEAR

Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest			Lowest
(2	nd quarter, 2009)	18.40%	(4	th quarter, 2008)	–26.12%

Average annual total returns for periods ending 12/31/13

Share Classes	1 Year	5 Years	10 Years
Class IB	29.78%	19.09%	7.91%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	32.39%	17.94%	7.41%

Growth-Income HLS Fund

TOTAL RETURNS BY CALENDAR YEAR

Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest			Lowest
(2	nd quarter, 2009)	15.95%	(4	th quarter, 2008)	–22.02%

Average annual total returns for periods ending 12/31/13

Share Classes	1 Year	5 Years	10 Years
Class IB	33.14%	17.29%	6.75%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	32.39%	17.94%	7.41%

International HLS Fund

TOTAL RETURNS BY CALENDAR YEAR

Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest			Lowest
(2	nd quarter, 2009)	24.36%	(3	rd quarter, 2011)	–21.91%

Average annual total returns for periods ending 12/31/13

Share Classes	1 Year	5 Years	10 Years
Class IB	21.23%	13.29%	8.22%
MSCI All Country World ex USA Index (reflects no deduction for fees, expenses or taxes)	15.78%	13.32%	8.04%

New World HLS Fund

TOTAL RETURNS BY CALENDAR YEAR

Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest			Lowest
(2	nd quarter, 2009)	23.84%	(4	th quarter, 2008)	–22.35%

Average annual total returns for periods ending 12/31/13

Share Classes	1 Year	5 Years	10 Years
Class IB	11.06%	14.43%	10.83%
MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)	23.44%	15.53%	7.72%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	–2.27%	15.15%	11.52%

Performance Notes

The following notes supplement the performance tables above and provide additional information for understanding the returns provided in the tables.

Upon completion of the Reorganizations, each HIMCO VIT American Fund will be the successor to the investment performance of its corresponding American Funds HLS Fund. Accordingly, the performance information shown in the tables is that of the American Funds HLS Funds. Each HIMCO VIT American Fund has the same investment objective and strategies as its corresponding American Funds HLS Fund.

Indices:

Indices are unmanaged, and their results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

The Barclays Global Aggregate Index represents the global investment-grade fixed-income markets.

The Barclays U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market.

The MSCI All Country World Small Cap Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance of smaller capitalization companies in both developed and emerging markets.

The MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance of developed and emerging markets. The MSCI All Country World Index consists of 44 country indices comprising 23 developed and 21 emerging market country indices.

The MSCI All Country World ex USA Index is a broad-based, unmanaged, market capitalization weighted, total return index that measures the performance of both developed and emerging stock markets, excluding the U.S. The index is calculated to exclude companies and share classes which cannot be freely purchased by foreigners.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

COMPARISON OF THE HIMCO VIT AMERICAN FUNDS
AND THE AMERICAN FUNDS HLS FUNDS

Form of Organization

Each of the HIMCO VIT American Funds is an investment portfolio (series) of the Trust. The Trust is a Delaware statutory trust registered as an open-end management investment company. The Trust is governed by the Board of Trustees, which currently consist of five (5) Trustees, three (3) of whom are not "interested persons" (as defined in the 1940 Act).

The Reorganizations will result in shareholders being shareholders in series of the Trust as opposed to shareholders in series of the Company, which is a Maryland corporation and is registered as an open-end management investment company. Below is a summary of certain shareholder rights under the organizational documents governing the Trust and the Company and under applicable state law. The foregoing summary is not a complete description of provisions contained in those sources, and shareholders should refer to the provisions of those documents and state law directly for a more thorough description.

Governing Law

The Company is governed both by the Maryland General Corporation Law (the "MGCL") and the Company's organizational documents, the Articles of Restatement dated July 9, 2010 (the "Articles") and the Amended and Restated By-Laws adopted November 4, 2010 (the "Company Bylaws").

The Trust is governed both by the Delaware Statutory Trust Act (the "Delaware Act") and the Trust's organizational documents, the Agreement and Declaration of Trust dated January 13, 2012 (the "Declaration") and the By-Laws dated January 13, 2012 (the "Trust Bylaws"). As a general matter, the Trust has taken advantage of the flexibility of the Delaware Act, which generally defers to the terms of a Delaware statutory trust's governing instrument with respect to internal affairs.

Shareholder Meetings; Election and Removal of Directors

Maryland law does not require a corporation registered as an open-end investment company to hold annual meetings in any year that the election of directors is not required under the 1940 Act. Shareholders of a Maryland corporation generally are entitled to elect and remove directors. The Company Bylaws do not require an annual meeting of shareholders, but the Board of Directors may call special meetings of shareholders for action by shareholder vote as may be required by the 1940 Act. Also, the Secretary of the Company must call a special meeting to act on any matter that may be properly considered at a meeting of shareholders at the request in writing of the shareholders entitled to cast not less than the majority of all the votes entitled to be cast on such matter at such meeting.

Shareholders in all series of the Company will vote with respect to certain matters, such as election of directors. Under the Company Bylaws, a plurality of all the votes cast at a meeting of shareholders duly called and at which a quorum is present shall be sufficient to elect a director. The directors serve for an indefinite period of time and have the power to alter the number of directors and appoint their own successors, provided that at all times at least a majority of the directors have been elected by shareholders. While the Articles are silent on the subject of the removal of directors, under the MGCL, the shareholders may remove any director, with or without cause, by the affirmative vote of a majority of all votes entitled to be cast for the election of directors. When not all series of the Company are affected by a matter to be voted upon, such as changes in the policies of an individual series, only the holders of shares of the one or more affected series will be entitled to vote.

A Delaware statutory trust is not required to hold shareholder meetings or get shareholder approval for certain actions unless the declaration of trust requires it. Although the Trust need not hold annual meetings of shareholders, special meetings may be called by a majority of the Trustees, the Trust's chairman or president, or upon the written request of shareholders holding not less than one-third of the outstanding shares entitled to vote on the matters specified in such written request, and subject to certain additional conditions set forth in the Trust Bylaws.

The Trustees have terms of unlimited duration, although they are subject to removal by the holders of record of two-thirds or more of the outstanding shares or by two-thirds or more of the Trustees. The Trustees have the power to alter the number of Trustees and appoint their own successors, provided that at all times at least a majority of the Trustees have been elected by shareholders. All series of shares will vote with respect to certain matters, such as election of Trustees. Under the Declaration, Trustees may be elected by a plurality of votes cast at a meeting of shareholders in which a quorum is present. When the Trustees have determined that not all series of the Trust are affected by a matter to be voted upon, such as changes in the policies of an individual series, only shareholders of such one or more series shall be entitled to vote thereon.

Liability and Indemnification of Directors/Trustees

The MGCL provides that a director who has met his or her standard of conduct has no liability by reason of being or having been a director. In this regard, the MGCL requires a corporation (unless its organizational document provides otherwise, which the Articles do not) to indemnify a director or officer who has been successful in the defense of any proceeding to which he or she is made a party by reason of his or her service in that capacity. The MGCL permits a Maryland corporation, such as the Company, to include in its organizational document a provision limiting the liability of its directors and officers to the corporation and its shareholders for money damages except for liability resulting from (a) actual receipt of an improper benefit or profit in money, property or services or (b) active and deliberate dishonesty established by a final judgment as being material to the cause of action. The MGCL further permits a corporation to indemnify its present and former directors and officers, among others, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by them in connection with any proceeding to which they may be made a party by reason of their service in those or other capacities unless it is established that (a) the act or omission of the director or officer was material to the matter giving rise to the proceeding and (i) was committed in bad faith or (ii) was the result of active and deliberate dishonesty, (b) the director or officer actually received an improper personal benefit in money, property or services or (c) in the case of any criminal proceeding, the director had reasonable cause to believe that the act or omission was unlawful. However, under Maryland law, a Maryland corporation may not indemnify for an adverse judgment in a suit by or in the right of the corporation or for a judgment of liability on the basis that personal benefit was improperly received, unless in either case a court orders indemnification and then only for expenses. In addition, Maryland law permits a corporation to advance reasonable expenses to a director upon the corporation's receipt of (a) a written affirmation by the director of his or her good faith belief that he or she has met the standard of conduct necessary for indemnification by the corporation and (b) a written undertaking by him or her or on his or her behalf to repay the amount paid or reimbursed by the corporation if it is ultimately determined that the standard of conduct was not met.

Under the Articles, the Company shall indemnify its directors and officers to the full extent required or permitted by the General Laws of the State of Maryland and the federal securities law now or hereafter in force, including the advance of expenses, except where the costs incurred by the directors and officers are the result of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties of office. The Articles further provide that, to the maximum extent permitted by Maryland law and the federal securities laws, the directors will not be personally liable to the Company or its shareholders for money damages unless such damages are the result of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties of office.

With respect to the Trust, the Delaware Act permits a Delaware statutory trust to limit or eliminate a trustee's personal liability for breach of contract or breach of duties to the statutory trust or to a shareholder of the statutory trust in the declaration of trust, subject to certain exceptions. The 1940 Act provides that no officer or director shall be protected from liability to the Trust or shareholders for willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties of office.

The Declaration provides that no Trustee or officer shall be subject to any personal liability whatsoever to any person, other than the Trust or its shareholders, in connection with the affairs of the Trust. In addition, no Trustee or officer shall be liable to the Trust or to any shareholder for any action or failure to act except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties of office, and shall not be liable for errors of judgment or mistakes of fact or law. The Declaration further provides that Trustees and officers shall be indemnified by the Trust (or the applicable series of the Trust) to the fullest extent permitted by law against any and all liability and against all expenses reasonably incurred or paid in connection with any claim, action, suit or proceeding in which the Trustee or officer becomes involved by virtue of having been a Trustee or officer.

Shareholder Liability

Under Maryland law, shareholders of a corporation generally are not personally liable for debts or obligations of a corporation. Accordingly, the Articles contain no explicit provision for shareholder indemnification.

Under the Delaware Act, unless the governing instrument provides otherwise, shareholders of a statutory trust have the same limitation of personal liability as extended to stockholders of private corporations for profit organized under the Delaware General Corporation Law. The Declaration provides that shareholders are not personally liable for any debt, liability or obligation or expense incurred by, contracted for, or otherwise existing with respect to the Trust or any series, and requires the Trust or the applicable series to indemnify shareholders against liability arising solely from the shareholder's ownership of shares in the Trust.

GENERAL INFORMATION ABOUT THE HIMCO VIT AMERICAN FUNDS

Investment Manager, Transfer Agent, and Principal Underwriter

Hartford Investment Management, the HIMCO VIT American Funds' investment manager, is principally located at One Hartford Plaza, Hartford, Connecticut 06155. State Street Bank and Trust Company, the HIMCO VIT American Funds' transfer agent, is located at One Lincoln Street Boston, MA 02111. HIMCO Distribution Services Company, the HIMCO VIT American Funds' principal underwriter, is located at One Hartford Plaza, Hartford, CT 06155. Hartford Investment Management and HIMCO Distribution Services Company are affiliates of The Hartford, a Connecticut financial services company.

Independent Registered Public Accounting Firm

Deloitte & Touche LLP ("Deloitte") serves as the Independent Registered Public Accounting Firm for the HIMCO VIT American Funds. Deloitte is responsible for performing annual audits of the financial statements and financial highlights of the HIMCO VIT American Funds in accordance with the auditing standards of the Public Company Accounting Oversight Board and a review of federal tax returns. The mailing address of Deloitte is 185 Asylum Street, 32nd Floor, Hartford, CT 06103-3402.

Shareholder Reports

Each HIMCO VIT American Fund will assume the performance and accounting history of its corresponding American Funds HLS Fund. A free copy of the American Funds HLS Funds annual and semi-annual report can be obtained: on the Company's website at www.hartfordfunds.com/hlsprospectus; upon request by writing to Hartford Life Insurance Company, Hartford Life and Annuity Insurance

Company, P.O. Box 14293, Lexington, KY 40512-4293; or by calling 1-800-862-6668.

Dividends and Distributions

The Board of Trustees has delegated authority to the Trust's Treasurer to declare and make payment of dividends, to reduce the frequency with which dividends are declared and paid and to declare and make payments of long-term capital gains as permitted or required by law or in order to avoid adverse tax consequences. The current policy for the Trust is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once per year. Dividends and distributions are automatically invested in full or fractional shares at the net asset value on the reinvestment date. The Trust reserves the right to change its dividend distribution policy at the discretion of the Board of Trustees.

Disclosure of Portfolio Holdings

A description of the HIMCO VIT American Funds' policies and procedures regarding the release of portfolio holdings information is available in the Combined Statement of Additional Information relating to this Proxy Statement/Prospectus, which is available upon request. However, under the master-feeder structure, each HIMCO VIT American Fund's sole portfolio holding is shares in the corresponding Master Fund. A description of the Master Funds' policies and procedures with respect to the disclosure of the Master Funds' portfolio securities is available in the Master Funds' statement of additional information, which is available upon request.

Beneficial Owners

Each HIMCO VIT American Fund is a newly formed series of the Trust that will commence operations upon consummation of the Reorganizations. Therefore, the HIMCO VIT American Funds do not have any shares outstanding as of the date of this Proxy Statement/Prospectus. As such, as of the record date, all trustees and officers as a group owned less than 1% of the outstanding shares of each of the HIMCO VIT American Funds, and no person owned beneficially more than 5% of the outstanding shares of any class of shares of any of the HIMCO VIT American Funds.

As of June 24, 2014, none of the Independent Trustees (or their immediate family members) had share ownership in securities of the Trust's investment manager or principal underwriter or in an entity controlling, controlled by or under common control with the investment manager or principal underwriter (not including registered investment companies).

Purchase and Redemption of Fund Shares

The HIMCO VIT American Funds may offer their shares to variable annuity and variable life insurance separate accounts of Hartford Life and its affiliates (the "Accounts") as investment options for certain variable annuity contracts and individual variable life insurance policies, group annuity and group funding agreement contracts and corporate-owned life insurance and other group life insurance policies (collectively, "variable contracts") issued through the Accounts.

Each HIMCO VIT American Fund has authorized two classes of shares: Class IA shares and Class IB shares. The two classes of shares represent an investment in the same fund but are subject to different expenses and have different prices and performance. Class IA shares are currently not offered.

Many of the Accounts are registered with the SEC as investment companies. When shares of a HIMCO VIT American Fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany the HIMCO VIT American Fund's prospectus. When shares of a HIMCO VIT American Fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany the HIMCO VIT American Fund's prospectus.

Shares of the HIMCO VIT American Funds are sold by HIMCO Distribution Services Company (the "Distributor") in a continuous offering to the Accounts. Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the HIMCO VIT American Funds corresponding to that subaccount. The Accounts purchase and redeem Class IA shares and Class IB shares of the HIMCO VIT American Funds at net asset value without sales or redemption charges.

For each day on which the HIMCO VIT American Funds' net asset value is calculated, the Accounts transmit to the HIMCO VIT American Funds any orders to purchase or redeem shares of the HIMCO VIT American Funds based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. The Accounts purchase and redeem shares of the HIMCO VIT American Funds at the next net asset value per share to be calculated after the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

Although it would not normally do so, each HIMCO VIT American Fund has the right to pay the redemption price of shares of the HIMCO VIT American Fund in whole or in part in portfolio securities constituting the contract owner's proportionate share of the current assets of that HIMCO VIT American Fund. When portfolio securities received in this fashion are sold, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. Each HIMCO VIT American Fund, however, always redeems shares solely in cash up to the lesser of

$250,000 or 1% of the net asset value of the HIMCO VIT American Fund during any 90 day period for any one account.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in the HIMCO VIT American Funds. To the extent that such classes of investors are invested in a HIMCO VIT American Fund when a conflict of interest arises that might involve that HIMCO VIT American Fund, one or more of such classes of investors could be disadvantaged. The Trust currently does not foresee any such conflict or disadvantage to owners of variable contracts. Nonetheless, the Board of Trustees will monitor each HIMCO VIT American Fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in the applicable HIMCO VIT American Fund or substitute shares of another HVIT Fund for that HIMCO VIT American Fund. This, in turn, could cause the HIMCO VIT American Fund to sell portfolio securities at a disadvantageous price.

Additional Compensation to Servicing Institutions, Insurance Companies and Other Persons ("Servicing Intermediaries")

This section includes additional information about different types of compensation paid to other entities with respect to the HVIT Funds and funds that are series of the Company.

Compensation to Servicing Intermediaries. Hartford Investment Management and/or its affiliates may pay Servicing Intermediaries and/or their affiliates compensation for sub-accounting, administration and/or shareholder processing services ("Servicing Payments"). These Servicing Payments may cause a Servicing Intermediary to choose to provide services to the HVIT Funds rather than to other investment products for which it may receive a lower payment. You may contact your Servicing Intermediary if you want additional information regarding any Servicing Payments it receives.

The amount of the Servicing Payments is generally based on the average net assets of the HVIT Funds and funds that are series of the Company that are attributed to a Servicing Intermediary. With certain limited exceptions, the annual amount of Servicing Payments made to any specific Servicing Intermediary is not expected to (although it may from time to time) exceed 0.20% of the average net assets of the HVIT Funds and funds that are series of the Company that are attributed to that Servicing Intermediary. For the year ended December 31, 2013, affiliates of Hartford Investment Management incurred approximately $20.2 million in total Servicing Payments and these Servicing Payments did not exceed $8.6 million for any one Servicing Intermediary.

As of January 1, 2014, affiliates of Hartford Investment Management have entered into arrangements to pay Servicing Compensation to the following entities: ADP Broker-Dealer, Inc.; Charles Schwab & Co.; Fidelity Brokerage Services LLC and National Financial Services LLC; Forethought Financial; GWFS Equities, Inc.; Hewitt Associates, LLC; ING Institutional Plan Services, LLC and ING Life Insurance and Annuity Company; J.P. Morgan Retirement Plan Services LLC; Lincoln Retirement Services Company, LLC; MassMutual Financial Group; Mercer HR Services, LLC; Nationwide Financial Services, Inc.; Newport Retirement Services, Inc.; The Northern Trust Company; Nationwide Retirement Solutions, Inc.; Ohio Public Employees Deferred Compensation Board; Principal Services Trust Company; Prudential; State of Connecticut; State of New York; T. Rowe Price Retirement Plan Services, Inc.; TD Ameritrade Trust Company; Teachers Insurance and Annuity Association of America; The Vanguard Group, Inc.; Wells Fargo Bank, N.A.; and Wilmington Trust Company. Hartford Investment Management and/or its affiliates may in the future enter into similar arrangements with other Servicing Intermediaries.

Class IB Shares Distribution Plan

The Trust has adopted a distribution plan (the "Distribution Plan") for Class IB shares of each HVIT Fund pursuant to approval of the Board of Trustees of the Trust in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable market conduct rules of the Financial Industry Regulatory Authority concerning asset-based sales charges. Pursuant to the Distribution Plan, each HVIT Fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares. A portion of the amounts received by the Distributor may be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of HVIT Fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributor may also use the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.

The Distribution Plan provides that each HVIT Fund may pay annually up to 0.25% of the average daily net assets of the HVIT Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. Under the terms of the Distribution Plan and the principal underwriting agreement, each HVIT Fund is authorized to make monthly payments to the Distributor which may be used to pay or reimburse entities, including insurance company affiliates of Hartford Investment Management, providing distribution and shareholder servicing with respect to the Class IB shares for such entities' fees or expenses incurred or paid in that regard. All or any portion of this fee may be remitted to dealers who provide distribution or shareholder account services.

The Distribution Plan is of a type known as a "compensation" plan because payments are made for services rendered to the HVIT Fund with respect to Class IB shares regardless of the level of expenditures by the Distributor. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) compensation to and expenses, including overhead and telephone expenses, of employees of the Distributor engaged in the distribution of the Class IB shares of an HVIT Fund; (b) printing and mailing of prospectuses, statements of additional information, and reports for prospective purchasers of variable contracts investing indirectly in Class IB shares of an HVIT Fund; (c) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of variable contracts investing indirectly in Class IB shares of an HVIT Fund; (d) expenses relating to the development, preparation, printing, and mailing of HVIT Fund advertisements, sales literature, and other promotional materials describing and/or relating to the Class IB shares of an HVIT Fund; (e) expenses of holding seminars and sales meetings designed to promote the distribution of the Class IB shares of an HVIT Fund; (f) expenses of obtaining information and providing explanations to variable contract owners regarding HVIT Fund investment objectives and policies and other information about an HVIT Fund, including performance; (g) expenses of training sales personnel regarding the Class IB shares of an HVIT Fund; (h) expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts to the Class IB shares of an HVIT Fund; (i) expenses of personal services and/or maintenance of variable contract accounts with respect to Class IB shares of an HVIT Fund attributable to such accounts; and (j) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class IB shares.

The Distribution Plan was adopted by a majority vote of the Board of Trustees, including at least a majority of trustees who are not interested persons of the Trust as defined in the 1940 Act. The Distribution Plan may be terminated at any time by vote of the majority of the trustees who are not interested persons of each HVIT Fund. The Distribution Plan will automatically terminate in the event of its assignment.

The Distributor and its affiliates may pay, out of their own assets, compensation to brokers, financial institutions and other persons for the sale and distribution of the HVIT Funds' shares and/or for the servicing of those shares.

Rule 12b-1 fees have the effect of increasing operating expenses of the HVIT Funds. Because the fees paid by the HVIT Funds under the Distribution Plan are paid out of each HVIT Fund's assets on an on-going basis, over time these fees will increase the cost of a variable contract owner's or plan participant's investment and may cost more than alternative types of charges for the same distribution and investor services.

Distribution Plans of the Master Funds

The Master Funds do not charge a 12b-1 fee for the Class 1 shares in which the HIMCO VIT American Funds invest.

Frequent Purchases and Redemptions of Fund Shares

HVIT Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing). Frequent purchases and redemptions of HVIT Fund shares by an HVIT Fund's shareholders can disrupt the management of the HVIT Fund, negatively affect the HVIT Fund's performance, and increase expenses for all of the HVIT Fund's shareholders. In particular, frequent trading (i) can force the HVIT Fund's portfolio manager to hold larger cash positions than desired instead of fully investing all of the HVIT Fund's assets, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; and (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the HVIT Fund. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when the HVIT Fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies, can dilute the HVIT Fund's NAV for long-term shareholders.

If you intend to trade frequently or use market-timing investment strategies, you should not invest in the HVIT Funds.

The HVIT Funds are sold directly to variable annuity and variable life insurance separate accounts of Hartford Life and one or more unaffiliated insurance companies (each, an "Insurance Company" and collectively, the "Insurance Companies") and to IRS-qualified investment plans ("Plans"), such as employer-sponsored employee benefit plans. While some individual investors participate through Plans, many investors invest through variable contract separate accounts maintained by Hartford Life, which in turn invest in the HVIT Funds. Other investors participate in the HVIT Funds through variable contract separate accounts maintained by the Insurance Companies. The separate accounts maintained by the Insurance Companies often establish omnibus accounts in the HVIT Funds for their contract or policy holders through which transactions are placed. In most cases, exchange activity among the HVIT Funds occurs on an omnibus basis, which can limit the ability of the HVIT Funds, themselves, to monitor or restrict the trading practices of individual investors.

In addition to these limitations on the ability of the HVIT Funds themselves to monitor and restrict individual trading practices, the varied mechanisms for participation in the HVIT Funds challenge the HVIT Funds from establishing policies for excessive trading that are enforceable on the same terms with respect to all direct and indirect investors in the HVIT Funds. Older versions of individual variable annuity contracts and certain group annuity contracts issued by Hartford Life, for example, do not include terms that would expressly permit Hartford Life to impose strict numeric limitations on the number of exchanges that a contract holder can make during a specified time period or redemption fees on short-term trading activity. These contracts have not recently been sold by Hartford Life, but holders of these contracts remain invested in Hartford Life's separate accounts, which in turn invest in the HVIT Funds. As a result, certain accounts may be more susceptible to frequent trading abuses by shareholders while other accounts may be less susceptible.

The Board of Trustees of the HVIT Funds has adopted policies and procedures with respect to frequent purchases and redemptions of HVIT Fund shares by HVIT Fund shareholders. It is the HVIT Funds' policy to discourage investors from trading in an HVIT Fund's shares in an excessive manner that would be harmful to long-term investors. In addition, it is the HVIT Funds' policy to require those entities providing day-to-day portfolio management to establish internal procedures pursuant to which portfolio managers are required to report to Hartford Investment Management any cash flow activities in the HVIT Funds that, in the reasonable judgment of the portfolio manager, are reasonably likely to affect adversely the management or performance of an HVIT Fund. The HVIT Fund reserves the right to reject any purchase order at any time and for any reason, without prior written notice. The HVIT Fund also reserves the right to revoke the exchange privileges of any person at any time and for any reason. In making such determinations, the HVIT Fund may consider an investor's trading history in any of the HVIT Funds, including the person's trading history in any accounts under a person's common ownership or control. No system for prevention and detection of market timing and other abusive trading activities can be expected to eliminate all such activities.

In addition to the procedure described above, Hartford Life has developed procedures with respect to restrictions on trading that vary by the mechanism for participation in the HVIT Funds. Such procedures generally restrict the number of transfers permitted during each valuation day and/or the number of transfers permitted during a year until transfers must be requested by U.S. mail or overnight delivery service. Similarly, the Insurance Companies may also monitor transaction activities in their separate accounts pursuant to their own policies designed to restrict excessive trading.

Because the number of transfers or type of restrictions or procedures may vary, individual contract/policy holders and plan participants may be subject to different procedures and any individual should not expect that other individuals are subject to the same procedures or restrictions. For a description of Hartford Life's or the Insurance Companies' procedures applicable to you, please review the prospectus or disclosure document and other documentation associated with your product, policy or plan.

Certain qualified plans participate directly in the HVIT Funds through omnibus accounts ("Qualified Plan Omnibus Accounts") and, as described above, separate accounts maintained by the Insurance Companies often establish omnibus accounts in the HVIT Funds for their contract or policy holders through which transactions are placed ("Insurance Company Omnibus Accounts" and, together with Qualified Plan Omnibus Accounts, "Omnibus Accounts"). The Board of Trustees of the HVIT Funds has adopted policies and procedures relating to excessive trading in shares of the HVIT Funds through Omnibus Accounts (the "Policy"). With respect to investors investing through Omnibus Accounts, it is the Policy of the HVIT Funds to permit only two "substantive round trips" by an investor within any single HVIT Fund within a 90-day period. A substantive round trip is a purchase of or an exchange into an HVIT Fund and a redemption of or an exchange out of the same HVIT Fund in a dollar amount set by the HVIT Funds' transfer agent, in the reasonable exercise of its discretion. When an additional purchase or exchange order request for the HVIT Fund is received within the 90-day period, the requested transaction shall be rejected (unless such transaction was a transaction in an Omnibus Account that was identified, in accordance with the procedures described below, after it had already occurred). In addition, the person requesting such transaction shall be deemed an "Excessive Trader." All exchange and purchase privileges of an Excessive Trader shall be suspended within such HVIT Fund for the first violation of the policy for a period of 90 days. For a second violation of the policy, the exchange and purchase privileges of the Excessive Trader shall be suspended indefinitely.

The frequent trading limitations do not apply to the following: (1) any transaction not initiated by a shareholder or their registered representative; (2) transactions that are part of a systematic program; and (3) transactions of $1,000 or less.

In the case of actual or suspected excessive trading through Omnibus Accounts maintained by financial intermediaries, the HVIT Funds' transfer agent shall attempt to obtain the cooperation of the intermediaries to identify excessive traders and to prevent or limit, to the fullest extent practicable, such excessive trading activity. Accordingly, the HVIT Funds' procedures with respect to Omnibus Accounts are as follows: (1) Where the transfer agent is provided individual shareholder level transaction detail on a daily basis, the transfer agent shall monitor the daily trade activity of individual shareholders and apply the policy. (2) Where the transfer agent is not provided individual shareholder level transaction detail on a daily basis, the transfer agent shall monitor the accounts at an omnibus level and apply detection tools designed to determine whether shareholder transactions violating the policy may be occurring. In such cases, the transfer agent shall request and evaluate individual shareholder level transaction detail and seek to impose restrictions in accordance with the policy. The HVIT Funds' ability to identify and deter frequent purchases and redemptions of an HVIT Fund's shares through Omnibus Accounts is limited, and the HVIT Funds' success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of HVIT Fund shares in this context depends significantly upon the cooperation of the financial intermediaries. In addition to the foregoing, the transfer agent also employs a process for reviewing certain large transactions in the HVIT Funds and may restrict trading as a result of its review.

The use of fair value pricing can serve both to make the HVIT Funds less attractive to market timers and to reduce the potential adverse consequences to other investors of market timing or abusive trading. Certain market timers may seek to take advantage of pricing anomalies that can occur in HVIT Fund shares resulting from the manner in which the NAV of the HVIT Funds' shares is determined each day. Frequent trading in HVIT Fund shares can dilute the value of long-term shareholders' interests in an HVIT Fund if the HVIT Fund calculates its NAV using closing prices that are no longer accurate. HVIT Funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities are more susceptible to this activity. The HVIT Funds' pricing procedures, particularly those procedures governing the determination of the "fair value" of securities for which market prices are not readily available (or are unreliable) for foreign securities may serve as a deterrent against harmful excessive trading in HVIT Fund shares. For additional information concerning the HVIT Funds' fair-value procedures, please refer to "Determination of Net Asset Value".

Frequent Purchase and Redemption of Master Fund Shares

A HIMCO VIT American Fund also may be affected if there is frequent trading of Master Fund shares by other shareholders of the Master Fund. The Master Funds and American Funds Distributors, Inc. ("AFD"), the Master Funds' distributor, reserve the right to reject any purchase order with respect to any Master Fund for any reason. The Master Funds are not designed to serve as a vehicle for frequent trading. Frequent trading of the Master Funds' shares may lead to increased costs to the Master Funds and less efficient management of the Master Funds' portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders, such as the HIMCO VIT American Funds. Accordingly, purchases, including those that are part of exchange activity, that a Master Fund or AFD has determined could involve actual or potential harm to that Master Fund may be rejected.

Determination of Net Asset Value

The net asset value per share ("NAV") is determined for each HIMCO VIT American Fund's shares as of the close of regular trading on the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. Eastern Time) (the "NYSE Close") on each day that the Exchange is open ("Valuation Date"). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, a HIMCO VIT American Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate the HIMCO VIT American Fund's NAV in accordance with applicable law. The NAV for shares is determined by dividing the value of a HIMCO VIT American Fund's net assets by the number of shares outstanding. Information that becomes known to a HIMCO VIT American Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

The NAV of each of the HIMCO VIT American Funds is determined based upon the NAV of the corresponding Master Fund. For more information regarding the determination of NAV of the Master Funds, including the circumstances under which the Master Funds will use fair value pricing and the effects of using fair value pricing, see the Master Funds' prospectus and statement of additional information, which are available upon request.

Variable Contract Owner Voting Rights

With regard to HVIT Fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. Votes are counted on an aggregate basis for the Trust, except as to matters where the interests of the separate series differ (such as approval of an investment management agreement or a change in an HVIT Fund's fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Matters that affect only one class of shares of an HVIT Fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class of the HVIT Fund. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received. As a result of proportional voting, the vote of a small number of shareholders may determine the outcome of a proposal subject to shareholder vote.

Performance Related Information

The HVIT Funds may advertise performance related information. Performance information about an HVIT Fund is based on the HVIT Fund's past performance only and is no indication of future performance.

Each HVIT Fund may include its total return in advertisements or other sales material. When an HVIT Fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the HVIT Fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the HVIT Fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The HVIT Funds are offered exclusively through variable insurance products and to certain qualified employee benefit plans. Performance information presented for the HVIT Funds should not be compared directly with performance information of other insurance products or plans without taking into account charges and expenses payable with respect to these insurance products or plans. Such charges and expenses are not reflected in the HVIT Funds' performance information and will reduce an investor's return under the insurance products or plans.

Master Fund Expenses

The "Other expenses" line item in each Annual Fund Operating Expenses table in this Proxy Statement/Prospectus is based in part on expenses of each Master Fund as of its most recently completed fiscal year. These items include third-party expenses, such as custodial, legal, audit, accounting, regulatory reporting and pricing vendor services, and an administrative services fee, payable to the Master Funds' investment adviser, for administrative services provided by the Master Funds' investment adviser and its affiliates.

Additional Information about the Trust

The Trust and its investment portfolios are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and certain other federal securities statutes, and file reports and other information with the Securities and Exchange Commission ("SEC"). Proxy materials, reports, and other information filed by the Trust can be inspected and copied at the Public Reference Room maintained by the SEC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090. The SEC maintains an Internet web site (at http://www.sec.gov) which contains other information about the Trust.

TAXES

Federal Income Taxes

For federal income tax purposes, each HIMCO VIT American Fund is treated as a separate taxpayer. Each HIMCO VIT American Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, as amended. By so qualifying, each HIMCO VIT American Fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts. Further, each HIMCO VIT American Fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, owners of variable contracts that have invested in an HIMCO VIT American Fund are not subject to federal income tax on that HIMCO VIT American Fund's earnings and distributions or on gains realized upon the sale or redemption of that HIMCO VIT American Fund's shares until such amounts are withdrawn from the contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

For more information about the tax status of the HIMCO VIT American Funds, please see the "Taxes" section in the Combined Statement of Additional Information relating to this Proxy Statement/Prospectus, which is available upon request.

INFORMATION CONCERNING THE SPECIAL MEETING

Proxy Solicitation

The principal solicitation of proxies will be by the mailing of this Proxy Statement/Prospectus beginning on or about July 31, 2014. If we have not received your vote as the date of the Special Meeting (the "Meeting") of the Company, on behalf of the American Funds HLS Funds, approaches, you may receive a call from a representative of The Hartford to ask for your vote. Arrangements will be made with brokerage houses and other custodians, nominees, and fiduciaries to forward proxies and proxy materials to their principals.

In all cases where a telephonic proxy is solicited, a representative is required to obtain information from the shareholder to verify the shareholder's identity and authority to vote the shares (if the person giving the proxy is authorized to act on behalf of an entity, such as a corporation) and to confirm that the shareholder has received this Proxy Statement/Prospectus in the mail. For information about voting, please call toll free 1-855-976-3324.

Broadridge Financial Solutions, Inc. has been retained by The Hartford to assist in tabulation of votes and may be retained to solicit proxies, if necessary.

The cost of the Meeting, including the preparation and mailing of the notice, Proxy Statement/Prospectus and the solicitation of proxies, including reimbursement to broker-dealers and others who forwarded proxy materials to their clients, will be borne by Hartford Investment Management or its affiliates.

Vote Required

With respect to each American Funds HLS Fund, approval of the Reorganization Plan requires the affirmative vote of a "majority of the outstanding voting securities" of that American Funds HLS Fund, which means the lesser of (a) the vote of 67% or more of the shares that are present at the Meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or (b) the vote of more than 50% of that American Fund HLS Fund's outstanding shares.

The Meeting and Voting Mechanics

The American Funds HLS Funds, like the HIMCO VIT American Funds, issue and sell their shares to variable annuity and variable life insurance separate accounts of Hartford Life and its affiliates (the Accounts). The Accounts hold shares of the American Funds HLS Funds, and although Hartford Life and its affiliates are the owners of the assets held in the Accounts, the underlying owners of the variable contracts ("Contract Owners") may be indirect participants in the American Funds HLS Funds. Shares held by the Accounts are generally voted in accordance with instructions received from those Contract Owners (or annuitants or beneficiaries thereunder) having a voting interest in that Account.

Unless revoked, properly executed voting instruction cards or proxy cards that have been returned by Contract Owners or shareholders without instructions will be voted "FOR" the relevant proposal(s) to approve the Reorganization Plan providing for the acquisition of all of the assets and liabilities of each American Funds HLS Fund by the corresponding HIMCO VIT American Fund solely in exchange for shares of that HIMCO VIT American Fund, followed by the complete liquidation of the American Funds HLS Funds. In instances where choices are specified by the Contract Owners or shareholders in the voting instruction cards or proxy cards, those Contract Owners' or shareholders' votes will be voted or the votes will be withheld in accordance with the Contract Owners' or shareholders' choices. Votes of Contract Owners for which no voting instructions are received will be voted by an insurance company in the same proportion as the votes of Contract Owners for which voting instructions are received by such insurance company. Votes can be cast to approve or disapprove the Reorganization. Abstentions and broker non-votes will be counted as present for purposes of determining whether a quorum of shares is present at the Meeting, and will have the same effect as a vote "AGAINST" the Reorganization.

Contract Owners and shareholders may vote by completing and returning the enclosed voting instruction card or proxy card. Contract Owners and shareholders may also vote by touchtone telephone or by internet, by following the instructions on the proxy card. To vote by internet or by telephone, a Contract Owner or shareholder will need the "control number" that appears on the proxy card. After inputting this number, the Contract Owner or shareholder will be prompted to provide their voting instructions on the Proposal. Contract Owners and shareholders will have an opportunity to review the voting instructions and make any necessary changes before submitting the voting instructions and terminating the telephone call or internet link.

Although a Contract Owner's or shareholder's vote may be solicited and taken by telephone, each Contract Owner or shareholder will also receive a copy of this Proxy Statement/Prospectus and may vote by mail using the enclosed proxy card or voting instruction card, or by touchtone telephone or the internet as set forth on the voting instruction and proxy cards. The last proxy vote received in time to be voted, whether by voting instruction card or proxy card, touchtone telephone or internet, will be the vote that is counted and will revoke all previous votes by the Contract Owner or shareholder.

Each full share outstanding is entitled to one vote, and each fractional share outstanding is entitled to a proportionate share of one vote. As a shareholder, you will not have appraisal rights in connection with the Proposal applicable to you described in this Proxy Statement/Prospectus.

The presence, either in person or by proxy, of shareholders representing one-third of all votes entitled to be cast at the Meeting with respect to an American Funds HLS Fund shall constitute a quorum with respect to the American Funds HLS Fund. Because Hartford Life and its affiliates are the majority shareholders of each American Funds HLS Fund, their presence at the Meeting in person or proxy will meet the quorum requirement for each American Funds HLS Fund. Furthermore, because Hartford Life and its affiliates will vote their shares of the American Funds HLS Funds in the same proportion as votes submitted by Contract Owners, it is possible that a small number of Contract Owners can determine the outcome of a matter submitted to shareholders. If no quorum is present, the chairman of the Meeting may adjourn the Meeting to a date not more than 120 days after the original record date without notice other than announcement at the Meeting. If a quorum is present but the chairman nonetheless wishes to adjourn the Meeting for any reason (e.g., if sufficient votes to approve any proposal have not been received, and further solicitation of votes is necessary), then subject to any Meeting rules that the chairman has established, the chairman may adjourn the Meeting to a later date and time and at a place announced at the Meeting. A shareholder vote may be taken for the Reorganization in this Proxy Statement/Prospectus prior to any adjournment provided that there is a quorum. If the proposal for the Reorganization receives a sufficient number of votes for approval prior to any adjournment, the proposal shall be deemed adopted and shall not require any further shareholder approval at any adjournment or otherwise.

Revoking Proxies

Contract Owners may revoke their voting instructions at any time until the voting results are announced at the Meeting by either submitting another voting instruction card or submitting prior written notice of their revocation to their respective insurance company. Shareholders may revoke authority to vote their shares by submitting another proxy or submitting written notice of revocation to the Secretary of the Company.

Outstanding Shares

Only shareholders of record of the American Funds HLS Funds on June 24, 2014 are entitled to notice of and to vote at the Meeting. As of the record date, the following number of shares were outstanding for each American Funds HLS Fund:

Fund	Shares Outstanding
Asset Allocation HLS Fund	4,508,788.764
Blue Chip HLS Fund	3,398,034.540
Bond HLS Fund	22,409,720.720
Global Bond HLS Fund	1,727,069.927
Global Growth HLS Fund	1,786,603.006
Global Growth and Income HLS Fund	4,413,281.150
Global Small Capitalization HLS Fund	5,958,474.741
Growth HLS Fund	24,906,831.636
Growth-Income HLS Fund	13,680,024.673
International HLS Fund	20,385,512.524
New World HLS Fund	3,503,526.920

Appendix B to this Proxy Statement/Prospectus sets forth the persons who owned beneficially more than 5% of each of the American Funds HLS Funds as of the record date. In addition, as of the record date, all directors and officers as a group owned less than 1% of the outstanding shares of each class of each of the American

Funds HLS Funds. Each of the HIMCO VIT American Funds is a newly formed series of the Trust that will commence operations upon consummation of the Reorganization. Therefore, none of the HIMCO VIT American Funds has any shares outstanding as of the date of this Proxy Statement/Prospectus.

Shareholder Proposals

As a general matter, the Company does not hold annual meetings of shareholders. Shareholders wishing to submit a proposal for inclusion in a proxy statement for a subsequent meeting (if any) should send their written proposal to the Secretary of the Company at the address noted above.

Proposals must be received a reasonable time prior to the date of a meeting of shareholders to be considered for inclusion in the proxy materials for the meeting. Timely submission of a proposal does not, however, necessarily mean that the proposal will be included. Persons named as proxies for any subsequent shareholders' meeting will vote in their discretion with respect to proposals submitted on an untimely basis.

FINANCIAL HIGHLIGHTS FOR HIMCO VIT AMERICAN FUNDS

The financial highlights tables for the HIMCO VIT American Funds are intended to help you understand the HIMCO VIT American Funds' financial performance for the past five years. Certain information reflects financial results for a single share. The financial information presented for each applicable period is that of the corresponding American Funds HLS Fund. Upon completion of the Reorganizations, each HIMCO VIT American Fund will be the accounting successor to the investment performance of the corresponding American Funds HLS Fund. At that time, each HIMCO VIT American Fund will adopt the Financial Statements of the corresponding American Funds HLS Fund. The total returns in the tables represent the rate that an investor would have earned, or lost, on an investment in the relevant American Funds HLS Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2009 through December 31, 2013 has been derived from the financial statements audited by Ernst & Young LLP, the American Funds HLS Funds' independent registered public accounting firm, whose report, along with the American Funds HLS Funds' financial statements and financial highlights, is included in the American Funds HLS Funds' annual report, which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower.

	– Selected Per-Share Data(a) –
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains
American Funds Asset Allocation HLS Fund
For the Year Ended December 31, 2013
IB	$11.04	$0.12	$2.39	$2.51	$(0.17)	$(0.75)
For the Year Ended December 31, 2012(d)
IB	9.70	0.19	1.34	1.53	(0.17)	(0.02)
For the Year Ended December 31, 2011(d)
IB	9.74	0.14	(0.05)	0.09	(0.13)	—
For the Year Ended December 31, 2010(d)
IB	8.85	0.14	0.91	1.05	(0.16)	—
For the Year Ended December 31, 2009
IB	7.31	0.18	1.53	1.71	(0.14)	(0.03)
Blue Chip HLS Fund
For the Year Ended December 31, 2013
IB	$10.11	$0.17	$3.02	$3.19	$(0.18)	$(0.81)
For the Year Ended December 31, 2012(d)
IB	9.07	0.15	1.07	1.22	(0.12)	(0.06)
For the Year Ended December 31, 2011(d)
IB	9.18	0.13	(0.24)	(0.11)	—	—
For the Year Ended December 31, 2010(d)
IB	8.44	0.12	0.86	0.98	(0.24)	—
For the Year Ended December 31, 2009
IB	6.74	0.15	1.68	1.83	(0.09)	(0.04)
Bond HLS Fund
For the Year Ended December 31, 2013
IB	$10.52	$0.17	$(0.42)	$(0.25)	$(0.22)	$(0.30)
For the Year Ended December 31, 2012(d)
IB	10.52	0.23	0.29	0.52	(0.29)	(0.23)
For the Year Ended December 31, 2011(d)
IB	10.21	0.29	0.30	0.59	(0.28)	—
For the Year Ended December 31, 2010(d)
IB	9.84	0.26	0.35	0.61	(0.24)	—
For the Year Ended December 31, 2009
IB	8.98	0.35	0.74	1.09	(0.23)	—

	– Selected Per-Share Data(a) –			– Ratios and Supplemental Data –
Class	Total Dividends and Distributions	Net Asset Value at End of Period (000s)	Total Return(b)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Waivers(c)	Ratio of Expenses to Average Net Assets After Waivers(c)	Ratio of Net Investment Income (Loss) to Average Net Assets(c)
American Funds Asset Allocation HLS Fund
For the Year Ended December 31, 2013
IB	$(0.92)	$12.63	23.40%	$62,961	0.95%	0.55%	0.97%
For the Year Ended December 31, 2012(d)
IB	(0.19)	11.04	15.80	64,616	0.95	0.55	1.56
For the Year Ended December 31, 2011(d)
IB	(0.13)	9.70	1.02	64,356	0.95	0.55	1.61
For the Year Ended December 31, 2010(d)
IB	(0.16)	9.74	12.13	58,326	0.95	0.55	1.73
For the Year Ended December 31, 2009
IB	(0.17)	8.85	23.59	48,568	0.95	0.55	2.33
Blue Chip HLS Fund
For the Year Ended December 31, 2013
IB	$(0.99)	$12.31	32.55%	$43,502	1.07%	0.57%	1.51%
For the Year Ended December 31, 2012(d)
IB	(0.18)	10.11	13.53	39,920	1.07	0.57	1.67
For the Year Ended December 31, 2011(d)
IB	—	9.07	(1.19)	32,425	1.07	0.57	1.44
For the Year Ended December 31, 2010(d)
IB	(0.24)	9.18	11.98	34,030	1.07	0.57	1.48
For the Year Ended December 31, 2009
IB	(0.13)	8.44	27.46	29,030	1.07	0.57	2.06
Bond HLS Fund
For the Year Ended December 31, 2013
IB	$(0.52)	$9.75	(2.37)%	$236,846	0.79%	0.54%	1.67%
For the Year Ended December 31, 2012(d)
IB	(0.52)	10.52	5.01	199,008	0.79	0.54	2.13
For the Year Ended December 31, 2011(d)
IB	(0.28)	10.52	5.84	198,203	0.79	0.54	2.57
For the Year Ended December 31, 2010(d)
IB	(0.24)	10.21	6.15	206,360	0.80	0.55	2.75
For the Year Ended December 31, 2009
IB	(0.23)	9.84	12.23	181,550	0.78	0.53	3.75

	– Selected Per-Share Data(a) –
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains
Global Bond HLS Fund
For the Year Ended December 31, 2013
IB	$11.10	$(0.06)	$(0.29)	$(0.35)	$(0.37)	$(0.72)
For the Year Ended December 31, 2012(d)
IB	11.02	0.24	0.38	0.62	(0.31)	(0.23)
For the Year Ended December 31, 2011(d)
IB	10.86	0.23	0.24	0.47	(0.23)	(0.08)
For the Year Ended December 31, 2010(d)
IB	10.47	0.27	0.24	0.51	(0.11)	(0.01)
For the Year Ended December 31, 2009
IB	9.85	0.13	0.79	0.92	(0.30)	—
Global Growth HLS Fund
For the Year Ended December 31, 2013
IB	$10.45	$0.08	$2.83	$2.91	$(0.06)	$(0.74)
For the Year Ended December 31, 2012(d)
IB	8.74	0.06	1.86	1.92	(0.10)	(0.11)
For the Year Ended December 31, 2011(d)
IB	9.74	0.10	(0.99)	(0.89)	(0.11)	—
For the Year Ended December 31, 2010(d)
IB	8.83	0.10	0.89	0.99	(0.08)	—
For the Year Ended December 31, 2009
IB	6.40	0.09	2.57	2.66	(0.12)	(0.11)
Global Growth and Income HLS Fund
For the Year Ended December 31, 2013
IB	$9.58	$0.24	$1.84	$2.08	$(0.26)	$(0.16)
For the Year Ended December 31, 2012(d)
IB	8.38	0.23	1.20	1.43	(0.23)	—
For the Year Ended December 31, 2011(d)
IB	9.06	0.22	(0.70)	(0.48)	(0.20)	—
For the Year Ended December 31, 2010(d)
IB	8.30	0.20	0.72	0.92	(0.16)	—
For the Year Ended December 31, 2009
IB	6.06	0.16	2.21	2.37	(0.13)	—

	– Selected Per-Share Data(a) –			– Ratios and Supplemental Data –
Class	Total Dividends and Distributions	Net Asset Value at End of Period (000s)	Total Return(b)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Waivers(c)	Ratio of Expenses to Average Net Assets After Waivers(c)	Ratio of Net Investment Income (Loss) to Average Net Assets(c)
Global Bond HLS Fund
For the Year Ended December 31, 2013
IB	$(1.09)	$9.66	(3.03)%	$17,007	1.09%	0.59%	(0.59)%
For the Year Ended December 31, 2012(d)
IB	(0.54)	11.10	5.83	38,193	1.07	0.57	1.69
For the Year Ended December 31, 2011(d)
IB	(0.31)	11.02	4.28	44,352	1.06	0.56	2.56
For the Year Ended December 31, 2010(d)
IB	(0.12)	10.86	4.85	38,654	1.07	0.57	2.49
For the Year Ended December 31, 2009
IB	(0.30)	10.47	9.43	38,533	1.06	0.56	1.29
Global Growth HLS Fund
For the Year Ended December 31, 2013
IB	$(0.80)	$12.56	28.77%	$24,509	1.34%	0.59%	0.71%
For the Year Ended December 31, 2012(d)
IB	(0.21)	10.45	22.19	29,055	1.33	0.58	0.48
For the Year Ended December 31, 2011(d)
IB	(0.11)	8.74	(9.18)	29,319	1.32	0.57	0.95
For the Year Ended December 31, 2010(d)
IB	(0.08)	9.74	11.41	34,245	1.32	0.57	1.17
For the Year Ended December 31, 2009
IB	(0.23)	8.83	41.78	30,457	1.32	0.57	1.24
Global Growth and Income HLS Fund
For the Year Ended December 31, 2013
IB	$(0.42)	$11.24	22.16%	$52,712	1.11%	0.56%	2.28%
For the Year Ended December 31, 2012(d)
IB	(0.23)	9.58	17.30	74,927	1.10	0.55	2.05
For the Year Ended December 31, 2011(d)
IB	(0.20)	8.38	(5.19)	78,639	1.09	0.54	2.30
For the Year Ended December 31, 2010(d)
IB	(0.16)	9.06	11.41	91,254	1.10	0.55	2.25
For the Year Ended December 31, 2009
IB	(0.13)	8.30	39.37	88,762	1.09	0.54	2.39

	– Selected Per-Share Data(a) –
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains
Global Small Capitalization HLS Fund
For the Year Ended December 31, 2013
IB	$8.29	$0.03	$2.18	$2.21	$(0.09)	$(0.94)
For the Year Ended December 31, 2012(d)
IB	7.83	0.10	1.23	1.33	(0.10)	(0.77)
For the Year Ended December 31, 2011(d)
IB	9.92	0.10	(2.01)	(1.91)	(0.13)	(0.05)
For the Year Ended December 31, 2010(d)
IB	8.13	0.11	1.68	1.79	—	—
For the Year Ended December 31, 2009
IB	5.10	—	3.08	3.08	—	(0.05)
Growth HLS Fund
For the Year Ended December 31, 2013
IB	$10.45	$0.07	$3.00	$3.07	$(0.06)	$(0.37)
For the Year Ended December 31, 2012(d)
IB	8.95	0.05	1.51	1.56	(0.03)	(0.03)
For the Year Ended December 31, 2011(d)
IB	9.38	0.03	(0.46)	(0.43)	—	—
For the Year Ended December 31, 2010(d)
IB	7.96	0.04	1.42	1.46	(0.04)	—
For the Year Ended December 31, 2009
IB	5.81	0.03	2.22	2.25	(0.03)	(0.07)
Growth-Income HLS Fund
For the Year Ended December 31, 2013
IB	$10.20	$0.11	$3.23	$3.34	$(0.14)	$(0.14)
For the Year Ended December 31, 2012(d)
IB	8.81	0.13	1.38	1.51	(0.12)	—
For the Year Ended December 31, 2011(d)
IB	9.00	0.12	(0.31)	(0.19)	—	—
For the Year Ended December 31, 2010(d)
IB	8.20	0.10	0.81	0.91	(0.11)	—
For the Year Ended December 31, 2009
IB	6.39	0.11	1.86	1.97	(0.11)	(0.05)

	– Selected Per-Share Data(a) –			– Ratios and Supplemental Data –
Class	Total Dividends and Distributions	Net Asset Value at End of Period (000s)	Total Return(b)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Waivers(c)	Ratio of Expenses to Average Net Assets After Waivers(c)	Ratio of Net Investment Income (Loss) to Average Net Assets(c)
Global Small Capitalization HLS Fund
For the Year Ended December 31, 2013
IB	$(1.03)	$9.47	27.89%	$61,224	1.13%	0.58%	0.30%
For the Year Ended December 31, 2012(d)
IB	(0.87)	8.29	17.85	53,881	1.11	0.56	0.99
For the Year Ended December 31, 2011(d)
IB	(0.18)	7.83	(19.40)	55,658	1.11	0.56	0.98
For the Year Ended December 31, 2010(d)
IB	—	9.92	22.06	74,999	1.12	0.57	1.35
For the Year Ended December 31, 2009
IB	(0.05)	8.13	60.77	61,519	1.10	0.55	0.02
Growth HLS Fund
For the Year Ended December 31, 2013
IB	$(0.43)	$13.09	29.78%	$351,018	1.04%	0.54%	0.60%
For the Year Ended December 31, 2012(d)
IB	(0.06)	10.45	17.56	333,889	1.04	0.54	0.50
For the Year Ended December 31, 2011(d)
IB	—	8.95	(4.57)	317,968	1.04	0.54	0.33
For the Year Ended December 31, 2010(d)
IB	(0.04)	9.38	18.36	356,162	1.05	0.55	0.43
For the Year Ended December 31, 2009
IB	(0.10)	7.96	39.02	296,659	1.03	0.53	0.47
Growth-Income HLS Fund
For the Year Ended December 31, 2013
IB	$(0.28)	$13.26	33.14%	$197,689	0.99%	0.54%	0.97%
For the Year Ended December 31, 2012(d)
IB	(0.12)	10.20	17.16	183,220	0.99	0.54	1.29
For the Year Ended December 31, 2011(d)
IB	—	8.81	(2.12)	170,059	0.98	0.53	1.26
For the Year Ended December 31, 2010(d)
IB	(0.11)	9.00	11.11	185,836	0.99	0.54	1.19
For the Year Ended December 31, 2009
IB	(0.16)	8.20	30.85	168,690	0.98	0.53	1.56

	– Selected Per-Share Data(a) –
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains
International HLS Fund
For the Year Ended December 31, 2013
IB	$8.73	$0.09	$1.74	$1.83	$(0.11)	$(0.18)
For the Year Ended December 31, 2012(d)
IB	7.54	0.10	1.22	1.32	(0.13)	—
For the Year Ended December 31, 2011(d)
IB	8.96	0.13	(1.40)	(1.27)	(0.15)	—
For the Year Ended December 31, 2010(d)
IB	8.50	0.13	0.44	0.57	(0.08)	(0.03)
For the Year Ended December 31, 2009
IB	6.09	0.11	2.48	2.59	(0.11)	(0.07)
New World HLS Fund
For the Year Ended December 31, 2013
IB	$9.46	$0.07	$0.89	$0.96	$(0.08)	$(1.17)
For the Year Ended December 31, 2012(d)
IB	8.66	0.07	1.38	1.45	(0.15)	(0.50)
For the Year Ended December 31, 2011(d)
IB	10.24	0.15	(1.60)	(1.45)	(0.13)	—
For the Year Ended December 31, 2010(d)
IB	8.80	0.11	1.42	1.53	(0.09)	—
For the Year Ended December 31, 2009
IB	6.00	0.10	2.84	2.94	(0.08)	(0.06)

(a)  Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.

(b)  The figures do not include sales charges or other fees which may be applied at the variable life insurance or variable annuity product level. Any such additional sales charges or other fees would lower the fund's performance.

(c)  Ratios do not include expenses of the Master Funds.

(d)  Net investment income (loss) per share amounts have been calculated using the SEC method.

	– Selected Per-Share Data(a) –			– Ratios and Supplemental Data –
Class	Total Dividends and Distributions	Net Asset Value at End of Period (000s)	Total Return(b)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Waivers(c)	Ratio of Expenses to Average Net Assets After Waivers(c)	Ratio of Net Investment Income (Loss) to Average Net Assets(c)
International HLS Fund
For the Year Ended December 31, 2013
IB	$(0.29)	$10.27	21.23%	$226,400	1.15%	0.55%	0.99%
For the Year Ended December 31, 2012(d)
IB	(0.13)	8.73	17.58	225,298	1.14	0.54	1.15
For the Year Ended December 31, 2011(d)
IB	(0.15)	7.54	(14.23)	208,399	1.14	0.54	1.52
For the Year Ended December 31, 2010(d)
IB	(0.11)	8.96	6.92	235,702	1.16	0.56	1.78
For the Year Ended December 31, 2009
IB	(0.18)	8.50	42.75	197,258	1.13	0.53	1.53
New World HLS Fund
For the Year Ended December 31, 2013
IB	$(1.25)	$9.17	11.06%	$34,304	1.43%	0.58%	0.77%
For the Year Ended December 31, 2012(d)
IB	(0.65)	9.46	17.47	51,697	1.41	0.56	0.61
For the Year Ended December 31, 2011(d)
IB	(0.13)	8.66	(14.23)	52,569	1.41	0.56	1.33
For the Year Ended December 31, 2010(d)
IB	(0.09)	10.24	17.54	72,257	1.42	0.57	1.30
For the Year Ended December 31, 2009
IB	(0.14)	8.80	49.14	58,578	1.40	0.55	1.44

INDEX OF APPENDICES

Appendix A: Form of Agreement and Plan of Reorganization

Appendix B: 5% Beneficial Owners of Fund Shares as of June 24, 2014

APPENDIX A: FORM OF AGREEMENT AND
PLAN OF REORGANIZATION

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION ("Agreement") is made as of this [__] day of [_____], 2014, by and between HIMCO Variable Insurance Trust, a Delaware statutory trust ("HIMCO Variable Insurance Trust"), with its principal place of business at One Hartford Plaza, Hartford, Connecticut 06155, on behalf of each series of HIMCO Variable Insurance Trust listed in Schedule I hereto (each such series an "Acquiring Fund" and, collectively, the "Acquiring Funds"), and Hartford Series Fund, Inc., a Maryland corporation ("Hartford Series Fund," together with HIMCO Variable Insurance Trust, the "Registrants"), with its principal place of business at 5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087, on behalf of each series of Hartford Series Fund listed in Schedule I hereto (each such series an "Acquired Fund" and, collectively, the "Acquired Funds").

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended ("Code"). The reorganization and liquidation will consist of (1) the sale, assignment, conveyance, transfer and delivery of all of the property and assets of each of the Acquired Funds to the corresponding Acquiring Fund in exchange solely for Acquiring Fund Shares (as defined herein) corresponding to the same class of Acquired Fund Shares (as defined herein), as described herein, (2) the assumption by each Acquiring Fund of all liabilities of the corresponding Acquired Fund, and (3) the distribution of the Acquiring Fund Shares on a pro rata basis to the shareholders of the corresponding Acquired Fund in complete liquidation of the Acquired Fund, as provided herein (each a "Reorganization" and collectively, the "Reorganizations"), all upon the terms and conditions hereinafter set forth in this Agreement. "Acquiring Fund Shares" shall mean all of the outstanding shares of beneficial interest of an Acquiring Fund. "Acquired Fund Shares" shall mean all of the outstanding shares of common stock of an Acquired Fund.

WHEREAS, each Acquired Fund and each Acquiring Fund are series of Hartford Series Fund and HIMCO Variable Insurance Trust, respectively, each a registered investment company classified as a management company of the open-end type, and each Acquired Fund owns securities that generally are assets of the character in which the corresponding Acquiring Fund is permitted to invest;

WHEREAS, the Trustees of HIMCO Variable Insurance Trust have determined, with respect to each Acquiring Fund, that the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the corresponding Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

WHEREAS, the Directors of Hartford Series Fund have determined, with respect to each Acquired Fund, that the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the corresponding Acquiring Fund is in the best interests of the Acquired Fund and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.  Transfer of Assets of each Acquired Fund to the Corresponding Acquiring Fund in Exchange for Acquiring Fund Shares, the Assumption of all Acquired Fund Liabilities and the Liquidation of the Acquired Fund

1.1.  Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, each Acquired Fund agrees to sell, assign, convey, transfer and deliver all of the property and assets of the Acquired Fund, as set forth in paragraph 1.2 herein, to the corresponding Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Class IB Acquiring Fund Shares having an aggregate net asset value equal to the value of the assets of Class IB of the Acquired Fund transferred hereunder, less the value of the liabilities of Class IB transferred hereunder, computed in the manner and as of the time and date set forth in paragraph 2.1 herein; and (ii) to assume all liabilities of the Acquired Fund, as set forth in paragraph 1.3 herein. Such transactions shall take place on the date of the closing provided for in paragraph 3.1 herein ("Closing Date").

1.2.  The property and assets of Hartford Series Fund attributable to each Acquired Fund to be acquired by the corresponding Acquiring Fund shall consist of all property and assets, including, without limitation, all rights, cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Valuation Date as defined in paragraph 2.1 (collectively, "Assets"). Each Acquired Fund will sell, assign, convey, transfer and deliver to the corresponding Acquiring Fund any rights, stock dividends, or other securities received by the Acquired Fund after the Closing Date as stock dividends or other distributions on or with respect to the property and assets transferred, which rights, stock dividends, and other securities shall be deemed included in the property and assets transferred to the Acquiring Fund at the Closing Date and shall not be separately valued, in which case any such distribution that remains unpaid as of the Closing Date shall be included in the determination of the value of the assets of the Acquired Fund acquired by the Acquiring Fund.

1.3.  Each Acquired Fund will make reasonable efforts to discharge all of its known liabilities and obligations prior to the Valuation Date (as defined below). Each Acquiring Fund shall assume all of the liabilities of the corresponding Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date (collectively, with respect to each Acquired Fund, the "Liabilities"). The Liabilities shall include the obligation of an Acquired Fund to indemnify the directors and officers of the Acquired Fund for acts and omissions prior to the Valuation Date (to the same extent that they would have been indemnified by the Acquired Fund had the Reorganization not occurred). On or as soon as practicable prior to the Closing Date, each Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.4.  Immediately following the actions contemplated by paragraph 1.1 herein, Hartford Series Fund shall take such actions necessary to complete the liquidation of each Acquired Fund. To complete the liquidation, Hartford Series Fund, on behalf of each Acquired Fund, shall (a) distribute to the Acquired Fund Shareholders (as defined herein), on a pro rata basis within Class IB, the Class IB Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1 herein, and (b) completely liquidate. Such distribution and liquidation will be accomplished, with respect to Class IB Acquired Fund Shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the corresponding Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of Class IB Acquiring Fund Shares to be so credited to the Class IB Acquired Fund Shareholders shall, with respect to the class, be equal to the aggregate net asset value of the Class IB Acquired Fund Shares owned by Acquired Fund Shareholders on the Valuation Date. All issued and outstanding Acquired Fund Shares will simultaneously be canceled on the books of the relevant Acquired Fund, although share certificates representing interests in Class IB Acquired Fund Shares will thereafter represent interests in the corresponding class of Acquiring Fund Shares after the Closing Date, as determined in accordance with paragraph 2.3. No Acquiring Fund shall issue certificates representing the Class IB Acquiring Fund Shares in connection with the Reorganization. "Acquired Fund Shareholders"

shall mean all shareholders of record with respect to all Class IB Acquired Fund Shares as of the Closing as defined in paragraph 3.1 herein.

1.5.  Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's Transfer Agent, as defined in paragraph 3.3 herein.

1.6.  Any reporting responsibility of an Acquired Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns, or other documents with the Securities and Exchange Commission ("Commission"), any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2.  Valuation

2.1.  The value of the Assets shall be the value of such Assets as of the close of business of the New York Stock Exchange ("NYSE") and after the declaration of any dividends on October 17, 2014 (such time and date being hereinafter called the "Valuation Date"), computed using the valuation procedures set forth in the then-current prospectus and statement of additional information with respect to each Acquired Fund and valuation procedures established by Hartford Series Fund's Board of Directors.

2.2.  The net asset value of each Acquiring Fund Share shall be the net asset value per share computed with respect to the corresponding class as of the Valuation Date, using the valuation procedures set forth in each Acquiring Fund's then-current prospectus and statement of additional information, and valuation procedures established by HIMCO Variable Insurance Trust's Board of Trustees.

2.3.  The number of Class IB Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for an Acquired Fund's Assets shall have a net asset value equal to the value of the net assets of Class IB of the Acquired Fund determined using the same valuation procedures referred to in paragraph 2.1 herein.

2.4.  All computations of value shall be made by Hartford Funds Management Company, LLC, in its capacity as Fund Accountant for the Acquired Funds, and shall be subject to confirmation by the Treasurers of the Registrants.

3.  Closing and Closing Date

3.1.  The Closing Date shall be October 20, 2014, or such other date as the parties may agree. All acts taking place at the closing of the transactions provided for in this Agreement ("Closing") shall be deemed to take place simultaneously immediately prior to the opening of business on the Closing Date unless otherwise agreed to by the parties. The opening of business on the Closing Date shall be as of the opening of business on the NYSE (ordinarily 9:30 a.m., Eastern Time). The Closing shall be held at the offices of HIMCO Variable Insurance Trust or at such other time and/or place as the parties may agree.

3.2.  Hartford Series Fund shall direct J.P. Morgan Chase Bank, N.A., as custodian for each Acquired Fund ("Custodian"), to deliver to the Registrants at the Closing a certificate of an authorized officer of the Custodian stating that the Assets of each Acquired Fund have been delivered in proper form to the corresponding Acquiring Fund on the Closing Date. Each Acquired Fund's portfolio securities represented by a certificate or other written instrument shall be presented by the Custodian to those persons who have primary responsibility for the safekeeping of the assets of the corresponding Acquiring Fund. Such presentation shall be made for examination no later than five (5) business days preceding the Closing Date, and such certificates and other written instruments shall be transferred and delivered by each Acquired Fund as of the Closing Date for the account of the corresponding Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver to those persons who have primary responsibility for the safekeeping of the assets of each Acquiring Fund as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and such persons and of each securities depository, as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended ("1940 Act"), in which the corresponding Acquired Fund's Assets are deposited, the corresponding Acquired Fund's Assets deposited with such depositories. The cash to be transferred by each Acquired Fund shall be delivered by wire transfer of Federal funds on the Closing Date.

3.3.  Hartford Series Fund shall direct Hartford Administrative Services Company, in its capacity as transfer agent for the Acquired Funds ("Transfer Agent"), to deliver to the Registrants at the Closing a certificate of an authorized officer of the Transfer Agent stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Secretary of HIMCO Variable Insurance Trust shall confirm that (a) the appropriate number of Acquiring Fund Shares have been credited to the corresponding Acquired Fund's account on the books of the Acquiring Fund pursuant to paragraph 1.1 herein prior to the actions contemplated by paragraph 1.4 herein and (b) the appropriate number of Acquiring Fund Shares have been credited to the accounts of the corresponding Acquired Fund Shareholders on the books of the Acquiring Fund pursuant to paragraph 1.4 herein. At the

Closing the Registrants shall execute such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as necessary to effect each Reorganization.

3.4.  In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of an Acquired Fund (each, an "Exchange") shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Directors of Hartford Series Fund, accurate appraisal of the value of the net assets of the Acquired Fund is impracticable, the Closing Date shall be postponed until the earliest practicable date.

3.5.  Prior to Closing, HIMCO Variable Insurance Trust shall have authorized the issuance of and shall have issued an Acquiring Fund Share of each Acquiring Fund to Hartford Investment Management Company in consideration of the payment of the offering price of such Acquiring Fund Share, as determined by HIMCO Variable Insurance Trust's Board of Trustees, for the purpose of enabling Hartford Investment Management Company to vote to (a) approve the investment management agreement between HIMCO Variable Insurance Trust, on behalf of each Acquiring Fund, and Hartford Investment Management Company; (b) approve any plan adopted by an Acquiring Fund pursuant to Rule 12b-1 under the 1940 Act; and (c) take such other steps related to the inception of operations of the Acquiring Funds as deemed necessary or appropriate by the Trustees of HIMCO Variable Insurance Trust. At the effective time of Closing, each Acquiring Fund Share issued pursuant to this paragraph 3.5 shall be redeemed by that Acquiring Fund at the offering price of an Acquiring Fund Share.

4.  Representations and Warranties

4.1.  Except as has been fully disclosed to an Acquiring Fund prior to the date of this Agreement in a written instrument executed by an officer of Hartford Series Fund, Hartford Series Fund, on behalf of each Acquired Fund, represents and warrants to the corresponding Acquiring Fund as follows:

(a)  The Acquired Fund is duly organized as a series of Hartford Series Fund, which is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland, with power under Hartford Series Fund's Articles of Incorporation, as amended from time to time, to own all of its Assets and to carry on its business as it is now being conducted;

(b)  Hartford Series Fund is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of the Class IB Acquired Fund Shares under the Securities Act of 1933, as amended ("1933 Act"), is in full force and effect;

(c)  No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended ("1934 Act"), the 1940 Act and state securities laws;

(d)  The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used for a period of three years prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder; and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)  On the Valuation Date, Hartford Series Fund, on behalf of the Acquired Fund, will have good and marketable title to the Assets of the Acquired Fund and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, HIMCO Variable Insurance Trust, on behalf of the corresponding Acquiring Fund, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act;

(f)  The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of Hartford Series Fund's Articles of Incorporation, as amended from time to time, or Bylaws or of any agreement, indenture, instrument, contract, lease or other undertaking to which Hartford Series Fund, on behalf of the Acquired Fund, is a party or by which it is bound, or (ii) the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which Hartford Series Fund, on behalf of the Acquired Fund, is a party or by which it is bound;

(g)  All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts including options, futures, and forward contracts) will terminate without liability to the Acquired Fund on or prior to the Closing Date;

(h)  No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to Hartford Series Fund's knowledge, threatened against Hartford Series Fund, with respect to the Acquired Fund or any of its properties or assets, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. Hartford Series Fund, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i)  The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at December 31, 2013 have been audited by Ernst & Young LLP, independent registered public accounting firm, who issued an unqualified opinion thereon;

(j)  Since December 31, 2013, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness other than in the ordinary course in accordance with the Acquired Fund's investment restrictions. For the purposes of this subparagraph (j), a decline in net asset value per share of Acquired Fund Shares due to declines in market values of securities held by the Acquired Fund, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund Shares by shareholders of the Acquired Fund shall not constitute a material adverse change;

(k)  On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof and, to the best knowledge of Hartford Series Fund, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l)  For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its Federal income tax under Section 852 of the Code, and has met the diversification and other requirements of Section 817(h) of the Code and Treasury Regulation Section 1.817-5 thereunder;

(m)  All issued and outstanding Acquired Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by Hartford Series Fund and have been offered and sold in every state, territory and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and other securities laws. All of the issued and outstanding Acquired Fund Shares will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3 herein. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund Shares, nor is there outstanding any security convertible into any of the Acquired Fund Shares;

(n)  The execution, delivery and performance of this Agreement and the transactions contemplated herein have been duly authorized by all necessary action, if any, on the part of the Directors of Hartford Series Fund, on behalf of the Acquired Fund, and this Agreement constitutes a valid and binding obligation of Hartford Series Fund, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

(o)  The information to be furnished by the Acquired Fund for use in registration statements, proxy statement materials and other documents filed or to be filed with any Federal, state or local regulatory authority (including the Financial Industry Regulatory Authority, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

(p)  The combined proxy statement and prospectus ("Proxy Statement") to be included in the Registration Statement referred to in paragraph 5.4 herein (and any amendment and supplement thereto), insofar as it relates to the Acquired Fund will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties of this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder.

4.2.  Except as has been fully disclosed to an Acquired Fund prior to the date of this Agreement in a written instrument executed by an officer of HIMCO Variable Insurance Trust, HIMCO Variable Insurance Trust, on behalf of each Acquiring Fund, represents and warrants to the corresponding Acquired Fund as follows:

(a)  The Acquiring Fund is duly organized as a series of HIMCO Variable Insurance Trust, which is a statutory trust duly organized, validly existing, and in good standing under the laws of the State of Delaware, with power under HIMCO Variable Insurance Trust's Agreement and Declaration of Trust, as amended from time to time, to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)  HIMCO Variable Insurance Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the Class IB Acquiring Fund Shares under the 1933 Act, is, or will be as of the Closing Date, in full force and effect;

(c)  No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act and state securities laws;

(d)  The current prospectus and statement of additional information of the Acquiring Fund conforms in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)  The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of HIMCO Variable Insurance Trust's Agreement and Declaration of Trust, as amended from time to time, or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which HIMCO Variable Insurance Trust, on behalf of the Acquiring Fund, is a party or by which it is bound, or (ii) the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which HIMCO Variable Insurance Trust, on behalf of the Acquiring Fund, is a party or by which it is bound;

(f)  No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against HIMCO Variable Insurance Trust, with respect to the Acquiring Fund or any of the Acquiring Fund's properties or assets, that, if adversely determined, would materially and adversely affect the Acquiring Fund's financial condition or the conduct of its business. HIMCO Variable Insurance Trust, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund's business or its ability to consummate the transactions herein contemplated;

(g)  The Acquiring Fund will meet the requirements of Subchapter M of the Code for qualification as a regulated investment company, will be eligible to and will compute its Federal income tax under Section 852 of the Code, and will meet the diversification and other requirements of Section 817(h) of the Code and Treasury Regulation Section 1.817-5 thereunder for the period beginning on the Closing Date;

(h)  Prior to the Closing Date, the Acquiring Fund will have carried on no business activity and will have had no assets or liabilities other than the payment received from Hartford Investment Management Company with respect to the initial Acquiring Fund Share issued to Hartford Investment Management Company pursuant to paragraph 3.5 herein;

(i)  All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by HIMCO Variable Insurance Trust and will be offered and sold in every state, territory and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and other securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

(j)  The execution, delivery and performance of this Agreement and the transactions contemplated herein have been duly authorized by all necessary action, if any, on the part of the Trustees of HIMCO Variable Insurance Trust, on behalf of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of HIMCO Variable Insurance Trust, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

(k)  The Class IB Acquiring Fund Shares to be issued and delivered to the corresponding Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable by the Acquiring Fund;

(l)  The information to be furnished by the Acquiring Fund for use in the registration statements, proxy statements and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

(m)  The Proxy Statement to be included in the Registration Statement referred to in paragraph 5.4 herein (and any amendment or supplement thereto), insofar as it relates to the Acquiring Fund and the Acquiring Fund Shares, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the corresponding Acquired Fund contemplated therein and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties of this subparagraph (m) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder.

5.  Covenants of each Acquiring Fund and each Acquired Fund

5.1.  Each Acquired Fund will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2.  Each Acquired Fund covenants that the Class IB Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.3.  Subject to the provisions of this Agreement, each Acquiring Fund and each Acquired Fund will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.4.  Hartford Series Fund, on behalf of each Acquired Fund, will prepare a Proxy Statement (referred to in paragraph 4.1(p) herein) to be included in a Registration Statement on Form N-14 ("Registration Statement"), in compliance with the 1933 Act, the 1934 Act and the 1940 Act. Each Acquired Fund will provide to the corresponding Acquiring Fund such information regarding the Acquired Fund as may be reasonably necessary for the preparation of the Registration Statement.

5.5.  Each Acquiring Fund and each Acquired Fund shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.6.  Hartford Series Fund, on behalf of each Acquired Fund, shall execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as may be necessary or desirable in order to (1) vest in and confirm (a) the title and possession of Hartford Series Fund, on behalf of each Acquired Fund, of the corresponding Acquiring Fund Shares to be delivered hereunder and (b) the title and possession of HIMCO Variable Insurance Trust, on behalf of each Acquiring Fund, of all the

Assets and (2) otherwise to carry out the intent and purpose of this Agreement.

5.7.  Each Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to commence investment operations after the Closing Date and continue its operations after the Closing Date.

6.  Conditions Precedent to Obligations of each Acquired Fund

The obligations of Hartford Series Fund, on behalf of each Acquired Fund, to consummate the transactions provided for herein shall be subject, at Hartford Series Fund's election, to the performance by HIMCO Variable Insurance Trust, on behalf of the corresponding Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1.  All representations and warranties of HIMCO Variable Insurance Trust, on behalf of the Acquiring Funds, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.2.  HIMCO Variable Insurance Trust, on behalf of each Acquiring Fund, shall have delivered to the corresponding Acquired Fund a certificate executed by HIMCO Variable Insurance Trust's President or Vice President and its Treasurer or Assistant Treasurer, and dated as of the Closing Date, to the effect that the representations and warranties of HIMCO Variable Insurance Trust, on behalf of the Acquiring Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

6.3.  HIMCO Variable Insurance Trust, on behalf of the Acquiring Funds, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by HIMCO Variable Insurance Trust, on behalf of the Acquiring Funds, on or before the Closing Date; and

6.4.  The number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization shall have been calculated in accordance with paragraph 1.1 herein.

7.  Conditions Precedent to Obligations of each Acquiring Fund

The obligations of HIMCO Variable Insurance Trust, on behalf of each Acquiring Fund, to consummate the transactions provided for herein shall be subject, at HIMCO Variable Insurance Trust's election, to the performance by Hartford Series

Fund, on behalf of the corresponding Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1.  All representations and warranties of Hartford Series Fund, on behalf of the Acquired Funds, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2.  Hartford Series Fund, on behalf of each Acquired Fund, shall have delivered to HIMCO Variable Insurance Trust, on behalf of each corresponding Acquiring Fund, a statement of the corresponding Acquired Fund's Assets and Liabilities, as of the Closing Date, certified by the Treasurer of Hartford Series Fund;

7.3.  Hartford Series Fund, on behalf of each Acquired Fund, shall have delivered to HIMCO Variable Insurance Trust, on behalf of each corresponding Acquiring Fund, a certificate executed in the name of the Acquired Fund by its President or Vice President and its Treasurer or Assistant Treasurer and dated as of the Closing Date to the effect that the representations and warranties of Hartford Series Fund, on behalf of the Acquired Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

7.4.  Hartford Series Fund, on behalf of the Acquired Funds, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by Hartford Series Fund, on behalf of the Acquired Funds, on or before the Closing Date; and

7.5.  The number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization shall have been calculated in accordance with paragraph 1.1 herein.

8.  Further Conditions Precedent to Obligations of each Acquiring Fund and each Acquired Fund

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to Hartford Series Fund, on behalf of an Acquired Fund, HIMCO Variable Insurance Trust may, at its option, refuse to consummate the transactions contemplated by this Agreement with respect to such Acquired Fund. If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to HIMCO Variable Insurance Trust, on behalf of an

Acquiring Fund, Hartford Series Fund may, at its option, refuse to consummate the transactions contemplated by this Agreement with respect to such Acquiring Fund:

8.1.  The Agreement and the transactions contemplated herein shall have been approved by the Board of Directors of Hartford Series Fund and the Board of Trustees of HIMCO Variable Insurance Trust, and each party shall have delivered to the other certified copies of the resolutions evidencing such approval;

8.2.  On the Closing Date no action, suit or other proceeding shall be pending or, to the Registrants' knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3.  All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Registrants to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of an Acquiring Fund or the corresponding Acquired Fund;

8.4.  The Registrants shall have received the opinion of counsel to the Registrants addressed to the Registrants substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes. The delivery of such opinion is conditioned upon receipt by counsel to the Registrants of representations it shall request of the Registrants. Notwithstanding anything herein to the contrary, the Registrants may not consummate such transactions contemplated by the Agreement if this condition is not satisfied;

8.5.  HIMCO Variable Insurance Trust's registration statement on Form N-1A relating to shares of each Acquiring Fund shall have become effective and no stop order suspending the effectiveness thereof shall have been issued; and

8.6.  The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Acquired Fund's Articles of Incorporation and By-Laws, applicable Maryland law and the 1940 Act; provided that if, by the Closing Date, the shareholders of one or more of the Acquired Funds do not approve, by appropriate action of the shareholders, this Agreement, the Reorganization and the transactions contemplated hereby, such Acquired Fund or Acquired Funds shall no longer be included as

Acquired Funds under this Agreement or in the Reorganization, and no transactions contemplated under this Agreement, the Reorganization or the transactions contemplated hereby shall apply or have any effect on such Acquired Fund or Acquired Funds; provided further that this Agreement, the Reorganization and the transactions contemplated hereby shall continue to be effective for each Acquired Fund for which, by the Closing Date, the shareholders of the Acquired Fund shall have approved, by the appropriate action of the shareholders, this Agreement, the Reorganization and the transactions contemplated hereby. Notwithstanding anything herein to the contrary, the parties may not waive the conditions set forth in this paragraph 8.6.

9.  Indemnification

9.1.  HIMCO Variable Insurance Trust, out of each Acquiring Fund's assets and property (including any amounts paid to the Acquiring Fund pursuant to any applicable liability insurance policies or indemnification agreements), agrees to indemnify and hold harmless the corresponding Acquired Fund from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquired Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement, provided that such indemnification by the Acquiring Fund is not in violation of any applicable law.

9.2.  Hartford Series Fund, out of each Acquired Fund's assets and property (including any amounts paid to the Acquired Fund pursuant to any applicable liability insurance policies or indemnification agreements), agrees to indemnify and hold harmless the corresponding Acquiring Fund from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquiring Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement, provided that such indemnification by the Acquired Fund is not in violation of any applicable law. None of the debts, liabilities, obligations or expenses incurred, contracted for or otherwise existing for one Acquired Fund shall be enforceable against the assets of any other Acquired Fund.

10.  Brokerage Fees and Expenses

10.1.  HIMCO Variable Insurance Trust, on behalf of each Acquiring Fund and Hartford Series Fund, on behalf of each Acquired Fund, represent and warrant that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

10.2.  The expenses relating to the proposed Reorganization will be borne solely by Hartford Investment Management Company or its affiliates. No such expenses shall be borne by the Acquired Funds or the Acquiring Funds, except for brokerage fees and brokerage-related expenses incurred in connection with the Reorganization. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, if any, preparation of any registration statement or document filed or to be filed, legal fees, accounting fees and securities registration fees. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

11.  Entire Agreement; Survival of Warranties

11.1.  The Registrants have not made any representation, warranty or covenant, on behalf of either the Acquired Funds or the Acquiring Funds, as applicable, not set forth herein, and this Agreement constitutes the entire agreement between each Acquiring Fund and the corresponding Acquired Fund with respect to the Reorganization.

11.2.  The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing and the obligations of each of the Acquired Funds and Acquiring Funds in paragraphs 9.1 and 9.2 shall survive the Closing.

12.  Termination

This Agreement may be terminated and the transactions contemplated hereby may be abandoned with respect to one or more Acquired and Acquiring Funds by resolution of Hartford Series Fund's Board of Directors or HIMCO Variable Insurance Trust's Board of Trustees, at any time prior to the Closing Date, if circumstances should develop that, in its opinion, make proceeding with the Agreement inadvisable.

13.  Amendments

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Registrants.

14.  Headings; Governing Law; Assignment; Limitation of Liability; Counterparts

14.1.  The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2.  This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

14.3.  This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.4.  It is expressly agreed that no shareholder, nominee, director, trustee, officer, agent, or employee of either an Acquiring Fund or an Acquired Fund shall be personally liable hereunder. The execution and delivery of this Agreement have been authorized by the Directors or Trustees of the Acquired Funds and Acquiring Funds, respectively, and signed by authorized officers, and neither such authorization by the Directors or Trustees nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally.

14.5.  This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original.

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IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its duly authorized officer.

HIMCO Variable Insurance Trust,
on behalf of each series listed in Schedule I

By:  _____________________________________

Name:  ______________________________

Title:  ______________________________

Hartford Series Fund, Inc.,
on behalf of each series listed in Schedule I

By:  ___________________________________

Name:  ____________________________

Title:  ____________________________

With respect to Paragraph 10.2 of this Agreement,
Accepted and Acknowledged by:

HARTFORD INVESTMENT MANAGEMENT COMPANY

By:  __________________________________

Name:  ___________________________

Title:  ___________________________

With respect to Paragraph 10.2 of this Agreement,
Accepted and Acknowledged by:

HARTFORD FUNDS MANAGEMENT COMPANY, LLC

By:  __________________________________

Name:  ____________________________

Title:  ____________________________

SCHEDULE I

Hartford Series Fund, Inc. (Acquired Funds)	HIMCO Variable Insurance Trust (corresponding Acquiring Funds)
American Funds Asset Allocation HLS Fund	HIMCO VIT American Funds Asset Allocation Fund
American Funds Blue Chip Income and Growth HLS Fund	HIMCO VIT American Funds Blue Chip Income and Growth Fund
American Funds Bond HLS Fund	HIMCO VIT American Funds Bond Fund
American Funds Global Bond HLS Fund	HIMCO VIT American Funds Global Bond Fund
American Funds Global Growth HLS Fund	HIMCO VIT American Funds Global Growth Fund
American Funds Global Growth and Income HLS Fund	HIMCO VIT American Funds Global Growth and Income Fund
American Funds Global Small Capitalization HLS Fund	HIMCO VIT American Funds Global Small Capitalization Fund
American Funds Growth HLS Fund	HIMCO VIT American Funds Growth Fund
American Funds Growth-Income HLS Fund	HIMCO VIT American Funds Growth-Income Fund
American Funds International HLS Fund	HIMCO VIT American Funds International Fund
American Funds New World HLS Fund	HIMCO VIT American Funds New World Fund

APPENDIX B: 5% BENEFICIAL OWNERS OF FUND
SHARES AS OF JUNE 24, 2014

American Funds Asset Allocation HLS Fund

Class of Shares	Name and Address of Beneficial Owner*	Amount of Beneficial Ownership	Percentage of Class Owned
Class IB	Hartford Life & Annuity Separate Account IANN REG Hartford, CT	$44,606,894.94	75.69%
Class IB	Hartford Life Insurance Co. Separate Account IANN REG Hartford, CT	$14,322,974.20	24.31%

*  Each entity set forth in this column is the shareholder of record and may be deemed to be the beneficial owner of certain of the shares listed for certain purposes under the securities laws, although certain of the entities generally do not have an economic interest in these shares and would ordinarily disclaim any beneficial ownership therein.

American Funds Blue Chip Income and Growth HLS Fund

Class of Shares	Name and Address of Beneficial Owner*	Amount of Beneficial Ownership	Percentage of Class Owned
Class IB	Hartford Life & Annuity Separate Account IANN REG Hartford, CT	$38,046,844.91	84.63%
Class IB	Hartford Life Insurance Co. Separate Account IANN REG Hartford, CT	$6,909,152.05	15.37%

*  Each entity set forth in this column is the shareholder of record and may be deemed to be the beneficial owner of certain of the shares listed for certain purposes under the securities laws, although certain of the entities generally do not have an economic interest in these shares and would ordinarily disclaim any beneficial ownership therein.

American Funds Bond HLS Fund

Class of Shares	Name and Address of Beneficial Owner*	Amount of Beneficial Ownership	Percentage of Class Owned
Class IB	Hartford Life & Annuity Separate Account IANN REG Hartford, CT	$196,206,363.48	86.69%
Class IB	Hartford Life Insurance Co. Separate Account IANN REG Hartford, CT	$30,131,815.79	13.31%

*  Each entity set forth in this column is the shareholder of record and may be deemed to be the beneficial owner of certain of the shares listed for certain purposes under the securities laws, although certain of the entities generally do not have an economic interest in these shares and would ordinarily disclaim any beneficial ownership therein.

American Funds Global Bond HLS Fund

Class of Shares	Name and Address of Beneficial Owner*	Amount of Beneficial Ownership	Percentage of Class Owned
Class IB	Hartford Life & Annuity Separate Account IANN REG Hartford, CT	$14,152,940.70	80.74%
Class IB	Hartford Life Insurance Co. Separate Account IANN REG Hartford, CT	$3,376,819.06	19.26%

*  Each entity set forth in this column is the shareholder of record and may be deemed to be the beneficial owner of certain of the shares listed for certain purposes under the securities laws, although certain of the entities generally do not have an economic interest in these shares and would ordinarily disclaim any beneficial ownership therein.

American Funds Global Growth HLS Fund

Class of Shares	Name and Address of Beneficial Owner*	Amount of Beneficial Ownership	Percentage of Class Owned
Class IB	Hartford Life & Annuity Separate Account IANN REG Hartford, CT	$19,695,921.64	86.40%
Class IB	Hartford Life Insurance Co. Separate Account IANN REG Hartford, CT	$3,101,132.71	13.60%

*  Each entity set forth in this column is the shareholder of record and may be deemed to be the beneficial owner of certain of the shares listed for certain purposes under the securities laws, although certain of the entities generally do not have an economic interest in these shares and would ordinarily disclaim any beneficial ownership therein.

American Funds Global Growth and Income HLS Fund

Class of Shares	Name and Address of Beneficial Owner*	Amount of Beneficial Ownership	Percentage of Class Owned
Class IB	Hartford Life & Annuity Separate Account IANN REG Hartford, CT	$40,655,812.73	77.54%
Class IB	Hartford Life Insurance Co. Separate Account IANN REG Hartford, CT	$11,773,967.33	22.46%

*  Each entity set forth in this column is the shareholder of record and may be deemed to be the beneficial owner of certain of the shares listed for certain purposes under the securities laws, although certain of the entities generally do not have an economic interest in these shares and would ordinarily disclaim any beneficial ownership therein.

American Funds Global Small Capitalization HLS Fund

Class of Shares	Name and Address of Beneficial Owner*	Amount of Beneficial Ownership	Percentage of Class Owned
Class IB	Hartford Life & Annuity Separate Account IANN REG Hartford, CT	$49,839,953.04	84.15%
Class IB	Hartford Life Insurance Co. Separate Account IANN REG Hartford, CT	$9,387,285.88	15.85%

*  Each entity set forth in this column is the shareholder of record and may be deemed to be the beneficial owner of certain of the shares listed for certain purposes under the securities laws, although certain of the entities generally do not have an economic interest in these shares and would ordinarily disclaim any beneficial ownership therein.

American Funds Growth HLS Fund

Class of Shares	Name and Address of Beneficial Owner*	Amount of Beneficial Ownership	Percentage of Class Owned
Class IB	Hartford Life & Annuity Separate Account IANN REG Hartford, CT	$279,940,852.70	82.28%
Class IB	Hartford Life Insurance Co Separate Account IANN REG Hartford, CT	$60,286,467.45	17.72%

*  Each entity set forth in this column is the shareholder of record and may be deemed to be the beneficial owner of certain of the shares listed for certain purposes under the securities laws, although certain of the entities generally do not have an economic interest in these shares and would ordinarily disclaim any beneficial ownership therein.

American Funds Growth-Income HLS Fund

Class of Shares	Name and Address of Beneficial Owner*	Amount of Beneficial Ownership	Percentage of Class Owned
Class IB	Hartford Life & Annuity Separate Account IANN REG Hartford, CT	$159,741,646.64	83.05%
Class IB	Hartford Life Insurance Co Separate Account IANN REG Hartford, CT	$32,599,500.27	16.95%

*  Each entity set forth in this column is the shareholder of record and may be deemed to be the beneficial owner of certain of the shares listed for certain purposes under the securities laws, although certain of the entities generally do not have an economic interest in these shares and would ordinarily disclaim any beneficial ownership therein.

American Funds International HLS Fund

Class of Shares	Name and Address of Beneficial Owner*	Amount of Beneficial Ownership	Percentage of Class Owned
Class IB	Hartford Life & Annuity Separate Account IANN REG Hartford, CT	$178,197,424.72	82.39%
Class IB	Hartford Life Insurance Co Separate Account IANN REG Hartford, CT	$38,092,863.16	17.61%

*  Each entity set forth in this column is the shareholder of record and may be deemed to be the beneficial owner of certain of the shares listed for certain purposes under the securities laws, although certain of the entities generally do not have an economic interest in these shares and would ordinarily disclaim any beneficial ownership therein.

American Funds New World HLS Fund

Class of Shares	Name and Address of Beneficial Owner*	Amount of Beneficial Ownership	Percentage of Class Owned
Class IB	Hartford Life & Annuity Separate Account IANN REG Hartford, CT	$26,617,465.92	79.80%
Class IB	Hartford Life Insurance Co Separate Account IANN REG Hartford, CT	$6,736,110.35	20.20%

*  Each entity set forth in this column is the shareholder of record and may be deemed to be the beneficial owner of certain of the shares listed for certain purposes under the securities laws, although certain of the entities generally do not have an economic interest in these shares and would ordinarily disclaim any beneficial ownership therein